UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Richard Noyes, Esq.

ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 877-398-8461

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022– May 31, 2023

Item 1.	Report to Stockholders.

(a)

Semi-Annual Report

May 31, 2023

Alerian MLP ETF (NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview
Alerian MLP ETF	1
Alerian Energy Infrastructure ETF	4
Disclosure of Fund Expenses	7
Financial Statements
Alerian MLP ETF
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Alerian Energy Infrastructure ETF
Schedule of Investments	13
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Additional Information	30
Liquidity Risk Management Program	32

alpsfunds.com

Alerian MLP ETF

Performance Overview	May 31, 2023 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian MLP ETF (the “Fund” or “AMLP”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Total Return Index (the “Underlying Index” or “AMZI”). The shares of the Fund are listed and trade on the NYSE Arca, Inc. (“NYSE”) under the ticker symbol AMLP. The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index.

The Underlying Index is a rules based, modified capitalization weighted, float-adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Underlying Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage, and processing of energy commodities.

PERFORMANCE OVERVIEW

For the six-month period from December 1, 2022, to May 31, 2023, the Fund delivered a total return of -2.75% (-2.48% NAV). This compares to the Fund’s Underlying Index, which declined 3.79% on a price-return basis but increased 0.24% on a total-return basis. The difference in performance between the AMZI and AMLP is primarily attributable to the Fund’s operating expenses and the tax impact of the Fund’s C-Corporation structure, including the accrual of approximately $138.6 million in income tax expense during the six-month period ended May 31, 2023.

In March 2023, the methodology for the Underlying Index was updated. Specifically, the cap for individual constituents was raised from 10% to 12% to better reflect the market capitalization of constituents. The change was applied during the March quarterly rebalancing, and concurrently, DCP Midstream (DCP) was removed from the Underlying Index ahead of its acquisition by another entity. The removal of DCP reduced turnover resulting from the raised cap.

Distribution trends for AMZI constituents remain positive as MLPs return excess cash flow to investors through growing payouts. Comparing the first quarter of 2023 with the first quarter of 2022, 72.35% of the Underlying Index by weighting grew their distributions based on weightings as of May 31, 2023. The first quarter of 2023 marked the seventh straight quarter without a distribution cut among AMZI constituents.

Energy infrastructure MLPs have performed resiliently even as broader energy stocks have seen weakness driven by lower commodity prices and concerns for the global economy. The Energy Select Sector Index (IXE) was down 14.23% on a total-return basis for the six-month period ended May 31, 2023. The outperformance of MLPs relative to the broader energy sector reflects midstream’s more defensive nature, including its fee-based business model. M&A activity also provided a boost to MLPs in May, with ONEOK (OKE) offering to acquire Magellan Midstream Partners (MMP) at an implied 22% premium.

AMZI constituents continue to generate free cash flow as they prioritize capital discipline. Excess cash flow is fueling both distribution growth and buybacks. As of May 16, 2023, 79.63% of the AMZI by weighting had a buyback authorization in place. Combined, AMZI constituents spent $138 million on equity repurchases in the first quarter of 2023.

MLPs remain well-positioned for the current energy landscape given their relative insulation to commodity price volatility, while excess cash flow is expected to continue supporting distributions and buybacks.

1 | May 31, 2023

Alerian MLP ETF

Performance Overview	May 31, 2023 (Unaudited)

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	10 Year	Since Inception^
Alerian MLP ETF – NAV	-2.48%	0.51%	2.40%	-0.31%	2.26%
Alerian MLP ETF – Market Price*	-2.75%	0.26%	2.32%	-0.32%	2.25%
Alerian MLP Infrastructure Total Return Index	0.24%	7.94%	4.71%	0.76%	4.70%
Alerian MLP Total Return Index	0.39%	7.84%	4.97%	0.80%	4.54%

Total Expense Ratio (per the current prospectus) is 0.85%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679. The Fund accrues deferred income taxes for future tax liabilities associated with the portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as capital appreciation of its investment. This deferred tax liability is reflected in the daily Net Asset Value (NAV) and as a result the fund's after-tax performance could differ significantly from the underlying assets even if the pre-tax performance is closely tracked.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on August 24, 2010 with an Inception Date, the first day of trading on the NYSE ARCA, of August 25, 2010.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The Alerian MLP Infrastructure Total Return Index is comprised of 14 midstream energy Master Limited Partnerships and provides investors with an unbiased benchmark for the infrastructure component of this emerging asset class. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The Alerian MLP Total Return Index is recognized as a leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is reported on a total-return basis (AMZX), which assumes reinvestment of any dividends and distributions realized during a given period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The Alerian MLP ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

2 | May 31, 2023

Alerian MLP ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings* (as of May 31, 2023)

Magellan Midstream Partners LP	13.90%
Plains All American Pipeline LP	12.21%
Enterprise Products Partners LP	12.00%
Energy Transfer LP	11.76%
MPLX LP	11.75%
Western Midstream Partners LP	11.01%
EnLink Midstream LLC	6.91%
Crestwood Equity Partners LP	4.80%
Cheniere Energy Partners LP	4.03%
NuStar Energy LP	3.67%
Total % of Top 10 Holdings	92.04%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3 | May 31, 2023

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2023 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian Energy Infrastructure ETF (the “Fund” or “ENFR”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Total Return Index (the “Underlying Index” or “AMEI”). As a secondary objective, the Fund seeks to provide total return through income and capital appreciation. The Shares of the Fund are listed and trade on the NYSE Arca, Inc. (“NYSE”) under the ticker symbol ENFR. The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index.

The Underlying Index is a composite of North American energy infrastructure companies engaged in midstream activities involving energy commodities, including gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage (also known as “midstream energy businesses”). Midstream energy companies include midstream Master Limited Partnerships ("MLPs") and midstream corporations, either based in the United States or Canada. The Underlying Index has a 25% limit for companies taxed as pass-through entities.

PERFORMANCE OVERVIEW

For the six-month period from December 1, 2022, to May 31, 2023, the Fund delivered a total return of -7.67% (-7.37% NAV). This compares to the Fund’s Underlying Index, which declined -10.05% on a price-return basis and -7.16% on a total-return basis.

During the period, there were no constituent changes and no updates to the methodology for the Underlying Index.

Dividend trends for AMEI constituents remain positive, with many companies raising their payouts as they return excess cash flow to investors. Comparing the first quarter of 2023 with the first quarter of 2022, 83.20% of the Underlying Index by weighting grew their dividends based on weightings as of May 31, 2023. The first quarter of 2023 marked the seventh straight quarter without a dividend cut among AMEI constituents.

Energy infrastructure companies have been more resilient than broader energy stocks, which have seen weakness driven by lower commodity prices and concerns for the global economy. The Energy Select Sector Index (IXE) was down 14.23% on a total-return basis for the six-month period ended May 31, 2023. Midstream’s outperformance relative to the broader energy sector reflects energy infrastructure’s defensive qualities, namely its fee-based business model.

AMEI constituents continue to generate free cash flow as they prioritize capital discipline and are returning excess cash flow through dividend growth and buybacks. As of May 16, 2023, 72.82% of AMEI by weighting had a buyback authorization in place. Combined, AMEI constituents spent $780 million on equity repurchases in the first quarter of 2023.

Energy infrastructure companies remain well-positioned for the current energy landscape given their relative insulation to commodity price volatility, while excess cash flow is expected to continue supporting dividends and buybacks. Complementing these trends, midstream’s real asset exposure and long-term contracts with annual inflation adjustments can be beneficial in periods of elevated inflation.

4 | May 31, 2023

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2023 (Unaudited)

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
Alerian Energy Infrastructure ETF - NAV	-7.37%	-7.45%	5.05%	2.52%
Alerian Energy Infrastructure ETF - Market Price*	-7.67%	-7.67%	5.00%	2.50%
Alerian Midstream Energy Select Total Return Index	-7.16%	-6.90%	5.94%	3.38%
Alerian MLP Total Return Index	0.39%	7.84%	4.97%	0.31%

Total Expense Ratio (per the current prospectus) is 0.35%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on November 1, 2013.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The Alerian Midstream Energy Select Total Return Index is comprised of 28 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The Alerian MLP Total Return Index is recognized as a leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is reported on a total-return basis (AMZX), which assumes reinvestment of any dividends and distributions realized during a given period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The Alerian Energy Infrastructure ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

5 | May 31, 2023

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings* (as of May 31, 2023)

Enbridge, Inc.	9.59%
Enterprise Products Partners LP	8.73%
Energy Transfer LP	8.11%
TC Energy Corp.	5.32%
Plains GP Holdings LP	5.19%
Keyera Corp.	5.15%
The Williams Cos., Inc.	4.97%
Cheniere Energy, Inc.	4.80%
Kinder Morgan, Inc.	4.76%
Pembina Pipeline Corp.	4.71%
Total % of Top 10 Holdings	61.33%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2023

Alerian Exchange Traded Funds

Disclosure of Fund Expenses	May 31, 2023 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the six month period and held through May 31, 2023.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expense Ratio(a)	Expenses Paid During Period 12/1/22 - 5/31/23(b)
Alerian MLP ETF(c)
Actual	$1,000.00	$975.20	0.85%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
Alerian Energy Infrastructure ETF
Actual	$1,000.00	$926.30	0.35%	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.35%	$1.77

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)	Expenses for Alerian MLP ETF are calculated using the Fund's annualized net expense ratio, which represents the ongoing expenses of the Fund. Current and deferred tax benefit (expense) is not included in the ratio calculation.

7 | May 31, 2023

Alerian MLP ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (106.03%)
Gathering + Processing (26.97%)
Crestwood Equity Partners LP(a)	12,226,660	$313,736,096
EnLink Midstream LLC(a)	46,349,354	452,369,695
Hess Midstream LP, Class A	6,304,440	175,830,832
Western Midstream Partners LP(a)	28,554,052	720,704,272
Total Gathering + Processing		1,662,640,895

Liquefaction (4.27%)
Cheniere Energy Partners LP	5,930,369	263,604,902

Pipeline Transportation | Natural Gas (25.21%)
Energy Transfer LP	62,065,087	769,607,078
Enterprise Products Partners LP	30,992,466	785,039,164
Total Pipeline Transportation | Natural Gas		1,554,646,242

Pipeline Transportation | Petroleum (49.58%)
Delek Logistics Partners LP	1,305,648	70,243,863
Genesis Energy LP(a)	15,974,476	154,153,693
Holly Energy Partners LP(a)	6,707,718	115,171,518
Magellan Midstream Partners LP(a)	15,102,011	909,292,082
MPLX LP	23,059,415	768,800,896
NuStar Energy LP(a)	14,685,014	239,806,279
Plains All American Pipeline LP(a)	61,852,038	799,128,331
Total Pipeline Transportation | Petroleum		3,056,596,662

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $3,534,013,376)		6,537,488,701

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.09%)
Money Market Fund (0.09%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.02%	5,485,476	5,485,476

TOTAL SHORT TERM INVESTMENTS
(Cost $5,485,476)			5,485,476

TOTAL INVESTMENTS (106.12%)
(Cost $3,539,498,852)			$6,542,974,177
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.12%)			(377,485,327)
NET ASSETS - 100.00%			$6,165,488,850

(a)	Affiliated Company. See Note 8 in Notes to Financial Statement.

See Notes to Financial Statements.

8 | May 31, 2023

Alerian MLP ETF

Statement of Assets and Liabilities	May 31, 2023 (Unaudited)

ASSETS:
Investments, at value	$2,838,612,211
Investments in affiliates, at value	3,704,361,966
Receivable for investments sold	12,380,229
Receivable for shares sold	12,178,488
Deferred tax asset (Note 2)	–	(a)
Franchise tax receivable	316,759
Total Assets	6,567,849,653

LIABILITIES:
Payable for investments purchased	12,182,308
Payable for shares redeemed	12,334,906
Income tax payable	14,091,452
Deferred tax liability	359,095,737
Payable to adviser	4,656,400
Total Liabilities	402,360,803
NET ASSETS	$6,165,488,850

NET ASSETS CONSIST OF:
Paid-in capital	$8,089,003,441
Distributable earnings/(accumulated losses)	(1,923,514,591)
NET ASSETS	$6,165,488,850

INVESTMENTS, AT COST	$1,564,511,539
INVESTMENTS IN AFFILIATES, AT COST	1,974,987,313

PRICING OF SHARES
Net Assets	$6,165,488,850
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	164,582,420
Net Asset Value, offering and redemption price per share	$37.46

(a)	Net Deferred Tax Asset of $43,323,836 is offset by a Valuation Allowance.

See Notes to Financial Statements.

9 | May 31, 2023

Alerian MLP ETF

Statement of Operations	For the Six Months Ended May 31, 2023 (Unaudited)

INVESTMENT INCOME:
Distributions from master limited partnerships	$277,410,075
Less return of capital distributions	(272,523,924)
Total Investment Income	4,886,151

EXPENSES:
Investment adviser fee	27,367,466
Total Expenses	27,367,466
NET INVESTMENT LOSS, BEFORE INCOME TAXES	(22,481,315)
Current income tax benefit/(expense)	5,073,583
NET INVESTMENT LOSS	(17,407,732)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments, before income taxes	(6,445,965)
Net realized gain on affiliated investments, before income taxes	354,819,441
Current income tax benefit/(expense)	(219,950,623)
Net realized gain	128,422,853
Net change in unrealized depreciation on investments, before income taxes	(26,486,211)
Net change in unrealized depreciation on affiliated investments, before income taxes	(311,620,293)
Deferred income tax benefit/(expense)	76,303,876
Net change in unrealized depreciation	(261,802,628)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(133,379,775)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(150,787,507)

See Notes to Financial Statements.

10 | May 31, 2023

Alerian MLP ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment loss	$(17,407,732)	$(46,268,407)
Net realized gain	128,422,853	48,112,230
Net change in unrealized appreciation/(depreciation)	(261,802,628)	1,771,005,372
Net increase/(decrease) in net assets resulting from operations	(150,787,507)	1,772,849,195

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(271,953,845)	–
From tax return of capital	–	(491,866,741)
Total distributions	(271,953,845)	(491,866,741)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	710,307,902	2,448,152,574
Cost of shares redeemed	(801,277,907)	(2,030,110,111)
Net increase/(decrease) from share transactions	(90,970,005)	418,042,463

Net increase/(decrease) in net assets	(513,711,357)	1,699,024,917

NET ASSETS:
Beginning of period	6,679,200,207	4,980,175,290
End of period	$6,165,488,850	$6,679,200,207

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	166,932,420	157,457,420
Shares sold	18,225,000	64,300,000
Shares redeemed	(20,575,000)	(54,825,000)
Shares outstanding, end of period	164,582,420	166,932,420

See Notes to Financial Statements.

11 | May 31, 2023

Alerian MLP ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020 (a)	For the Year Ended November 30, 2019 (a)	For the Year Ended November 30, 2018 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$40.01		$31.63	$25.02	$39.15	$47.75	$51.85

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.10)		(0.28)	(0.27)	(0.24)	(0.35)	(0.45)
Net realized and unrealized gain/(loss) on investments	(0.82)		11.59	9.68	(10.73)	(4.35)	0.40
Total from investment operations	(0.92)		11.31	9.41	(10.97)	(4.70)	(0.05)

DISTRIBUTIONS:
From net realized gains	(1.63)		–	–	–	–	(4.05)
From tax return of capital	–		(2.93)	(2.80)	(3.16)	(3.90)	–
Total distributions	(1.63)		(2.93)	(2.80)	(3.16)	(3.90)	(4.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.55)		8.38	6.61	(14.13)	(8.60)	(4.10)
NET ASSET VALUE, END OF PERIOD	$37.46		$40.01	$31.63	$25.02	$39.15	$47.75
TOTAL RETURN(c)	(2.48)%		36.31%	37.97%	(28.36)%	(10.79)%	(0.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,165,489		$6,679,200	$4,980,175	$3,880,137	$7,249,005	$8,699,748
RATIO TO AVERAGE NET ASSETS:
Expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense)	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (including current and deferred tax expenses/benefits)(e)	0.69	%(d)	0.74%	0.85%	0.85%	0.85%	0.85%
Expenses (including net current and deferred tax expenses/benefits)(f)	5.14	%(d)	5.03%	0.87%	0.90%	0.87%	0.85%
Net investment loss (excluding deferred tax expenses/benefits and franchise tax expense)	(0.70	)%(d)	(0.85)%	(0.85)%	(0.85)%	(0.77)%	(0.85)%
Net investment loss (including deferred tax expenses/benefits)(e)	(0.54	)%(d)	(0.74)%	(0.85)%	(0.85)%	(0.77)%	(0.85)%
PORTFOLIO TURNOVER RATE(g)	13%		26%	20%	23%	34%	26%

(a)	On May 18, 2020, the Alerian MLP ETF underwent a one for five reverse stock split. The capital share activity presented here has been retroactively adjusted to reflect this reverse split.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Includes amount of current and deferred tax benefit associated with net investment income/(loss).

(f)	Includes amount of current and deferred income taxe expense/benefit for all components of the Statement of Operations, including amounts associated with realized and unrealized gain/(loss).

(g)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

12 | May 31, 2023

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (27.14%)
Gathering + Processing (5.15%)
Keyera Corp.	266,578	$5,950,139

Pipeline Transportation | Natural Gas (5.32%)
TC Energy Corp.(a)	157,828	6,143,375

Pipeline Transportation | Petroleum (14.28%)
Enbridge, Inc.	314,572	11,074,325
Pembina Pipeline Corp.	179,610	5,437,916
Total Pipeline Transportation | Petroleum		16,512,241

Storage (2.39%)
Gibson Energy, Inc.(a)	171,335	2,765,340

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $34,655,557)		31,371,095

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.89%)
Exchange Traded Fund (0.89%)
Energy Select Sector SPDR Fund	13,500	1,033,965

TOTAL EXCHANGE TRADED FUND
(Cost $1,034,066)		1,033,965

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (28.87%)
Gathering + Processing (9.72%)
Kinetik Holdings, Inc.	20,469	665,856
ONEOK, Inc.	91,112	5,162,406
Targa Resources Corp.	79,479	5,408,546
Total Gathering + Processing		11,236,808

Liquefaction (5.69%)
Cheniere Energy, Inc.	39,613	5,536,709
NextDecade Corp.(a)(b)	55,912	310,312
Tellurian, Inc.(a)(b)	605,514	732,672
Total Liquefaction		6,579,693

Pipeline Transportation | Natural Gas (13.46%)
DT Midstream, Inc.	116,963	5,317,138
Equitrans Midstream Corp.	556,505	4,746,988
Kinder Morgan, Inc.	341,056	5,494,412
Total Pipeline Transportation | Natural Gas		15,558,538

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $33,990,689)		33,375,039
Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (25.94%)
Gathering + Processing (5.45%)
Crestwood Equity Partners LP	18,512	$475,018
Hess Midstream LP, Class A	51,768	1,443,810
MPLX LP	94,919	3,164,599
Western Midstream Partners LP	48,079	1,213,514
Total Gathering + Processing		6,296,941

Pipeline Transportation | Natural Gas (16.81%)
Energy Transfer LP	754,653	9,357,697
Enterprise Products Partners LP	398,037	10,082,277
Total Pipeline Transportation | Natural Gas		19,439,974

Pipeline Transportation | Petroleum (3.68%)
Delek Logistics Partners LP	2,535	136,383
Genesis Energy LP	27,726	267,556
Holly Energy Partners LP	9,702	166,583
Magellan Midstream Partners LP	54,525	3,282,950
NuStar Energy LP	24,323	397,195
Total Pipeline Transportation | Petroleum		4,250,667

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $28,254,937)		29,987,582

Security Description	Shares	Value
U.S. GENERAL PARTNERS (16.78%)
Gathering + Processing (11.60%)
Antero Midstream Corp.	388,369	3,965,248
EnLink Midstream LLC	380,678	3,715,417
The Williams Cos., Inc.	200,014	5,732,401
Total Gathering + Processing		13,413,066

Pipeline Transportation | Petroleum (5.18%)
Plains GP Holdings LP, Class A	440,285	5,987,876

TOTAL U.S. GENERAL PARTNERS
(Cost $18,310,761)		19,400,942

See Notes to Financial Statements.

13 | May 31, 2023

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2023 (Unaudited)

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (5.65%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $270,658)	5.02%	270,658	$270,658

Investments Purchased with Collateral from Securities Loaned (5.42%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $6,264,503)		6,264,503	6,264,503
TOTAL SHORT TERM INVESTMENTS
(Cost $6,535,161)			6,535,161

TOTAL INVESTMENTS (105.27%)
(Cost $122,781,171)			$121,703,784
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.27%)			(6,096,490)
NET ASSETS - 100.00%			$115,607,294

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $6,313,734.

(b)	Non-income producing security.

See Notes to Financial Statements.

14 | May 31, 2023

Alerian Energy Infrastructure ETF

Statement of Assets and Liabilities	May 31, 2023 (Unaudited)

ASSETS:
Investments, at value*	$121,703,784
Receivable for investments sold	2,586,427
Dividends receivable	179,048
Total Assets	124,469,259

LIABILITIES:
Payable for investments purchased	1,034,066
Payable to adviser	35,539
Payable for shares redeemed	1,527,857
Payable for collateral upon return of securities loaned	6,264,503
Total Liabilities	8,861,965
NET ASSETS	$115,607,294

NET ASSETS CONSIST OF:
Paid-in capital	$119,505,799
Distributable earnings/(accumulated losses)	(3,898,505)
NET ASSETS	$115,607,294

INVESTMENTS, AT COST	$122,781,171

PRICING OF SHARES
Net Assets	$115,607,294
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	5,675,000
Net Asset Value, offering and redemption price per share	$20.37

*	Includes $6,313,734 of securities on loan.

See Notes to Financial Statements.

15 | May 31, 2023

Alerian Energy Infrastructure ETF

Statement of Operations	For the Six Months Ended May 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends*	$3,824,581
Securities lending income	8,260
Total Investment Income	3,832,841

EXPENSES:
Investment adviser fees	221,967
Total Expenses	221,967
NET INVESTMENT INCOME	3,610,874

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	2,268,999
Net realized loss on foreign currency transactions	(1,282)
Net realized gain	2,267,717
Net change in unrealized depreciation on investments	(15,888,299)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,083
Net change in unrealized depreciation	(15,887,216)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(13,619,499)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,008,625)
* Net of foreign tax withholding.	$149,393

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements.

16 | May 31, 2023

Alerian Energy Infrastructure ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$3,610,874	$2,947,799
Net realized gain	2,267,717	803,934
Net change in unrealized appreciation/(depreciation)	(15,887,216)	17,050,272
Net increase/(decrease) in net assets resulting from operations	(10,008,625)	20,802,005

DISTRIBUTIONS:
From distributable earnings	(3,643,443)	(1,089,790)
From tax return of capital	–	(4,610,796)
Total distributions	(3,643,443)	(5,700,586)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,797,775	79,527,083
Cost of shares redeemed	(16,624,339)	(12,029,422)
Net increase/(decrease) from share transactions	(12,826,564)	67,497,661
Net increase/(decrease) in net assets	(26,478,632)	82,599,080

NET ASSETS:
Beginning of year	142,085,926	59,486,846
End of year	$115,607,294	$142,085,926

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	6,275,000	3,200,000
Shares sold	175,000	3,650,000
Shares redeemed	(775,000)	(575,000)
Shares outstanding, end of year	5,675,000	6,275,000

See Notes to Financial Statements.

17 | May 31, 2023

Alerian Energy Infrastructure ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$22.64		$18.59	$14.51		$19.19	$20.34	$22.30

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.60		0.61	1.08		0.90	0.88	0.85
Net realized and unrealized gain/(loss) on investments	(2.25)		4.57	4.49		(4.50)	(0.64)	(2.23)
Total from investment operations	(1.65)		5.18	5.57		(3.60)	0.24	(1.38)

DISTRIBUTIONS:
From net investment income	(0.62)		(0.21)	(0.74)		(0.45)	(0.50)	(0.47)
Tax return of capital	–		(0.92)	(0.75)		(0.63)	(0.89)	(0.11)
Total distributions	(0.62)		(1.13)	(1.49)		(1.08)	(1.39)	(0.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.27)		4.05	4.08		(4.68)	(1.15)	(1.96)
NET ASSET VALUE, END OF PERIOD	$20.37		$22.64	$18.59		$14.51	$19.19	$20.34
TOTAL RETURN(b)	(7.37)%		28.21%	38.93%		(18.82)%	1.09%	(6.27)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$115,607		$142,086	$59,487		$36,988	$51,809	$41,699
Ratio of expenses to average net assets	0.35	%(c)	0.35%	0.51	%(d)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	5.69	%(c)	2.84%	5.84%		5.91%	4.23%	3.86%
PORTFOLIO TURNOVER RATE(e)	13%		26%	34%		34%	26%	73%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Effective July 1, 2021, the Fund's Advisory Fee changed from 0.65% to 0.35%.

(e)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

18 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2023, the Trust consisted of twenty-three separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index. The investment advisor uses a “passive management” or indexing investment approach to try to achieve each Fund’s investment objective. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”), in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

19 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2023:

Alerian MLP ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$6,537,488,701	$–	$–	$6,537,488,701
Short Term Investments	5,485,476	–	–	5,485,476
Total	$6,542,974,177	$–	$–	$6,542,974,177

20 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

Alerian Energy Infrastructure ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$31,371,095	$–	$–	$31,371,095
Exchange Traded Fund	1,033,965	–	–	1,033,965
U.S. Energy Infrastructure Companies*	33,375,039	–	–	33,375,039
U.S. Energy Infrastructure MLPs*	29,987,582	–	–	29,987,582
U.S. General Partners*	19,400,942	–	–	19,400,942
Short Term Investments	6,535,161	–	–	6,535,161
Total	$121,703,784	$–	$–	$121,703,784

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2023.

C. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders

Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Alerian Energy Infrastructure ETF, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

The Funds each expect a portion of its distributions to shareholders might be comprised of tax deferred return of capital. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund. Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund's after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of Underlying Index are closely related.

21 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. A portion of any gain or loss recognized by the Fund on a sale of an MLP equity security (or by an MLP on a sale of an underlying asset) may be separately computed and treated as ordinary income or loss under the Code to the extent attributable to assets of the MLP that give rise to depreciation recapture, intangible drilling and development cost recapture, or other "unrealized receivables" or "inventory items" under the Code. Any such gain may exceed net taxable gain realized on the sale and will be recognized even if there is a net taxable loss on the sale. The Fund's net capital losses may only be used to offset capital gains and therefore cannot be used to offset gains that are treated as ordinary income. Thus, the Fund could recognize both gain that is treated as ordinary income and a capital loss on a sale of an MLP equity security (or on an MLP's sale of an underlying asset) and would not be able to use the capital loss to offset that gain. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available and may consider, among other matters, the duration of statutory carryforward periods, shareholder transactions, underlying index constituent changes and market conditions. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

Alerian MLP ETF	Period ended May 31, 2023
	Current	Deferred	Total
Federal	$13,173,289	$(433,137,631)	$(419,964,342)
State	1,983,948	(54,064,020)	(52,080,072)
Valuation Allowance	–	610,617,578	610,617,578
Total tax expense/(benefit)	$15,157,237	$123,415,927	$138,573,164

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF	As of May 31, 2023	As of November 30, 2022
Deferred tax assets:
Capital loss carryforward	$651,892,865	$752,720,954
Net operating loss carryforward	15,397,666	14,189,498
Income recognized from MLP investments	1,606,825,612	1,503,943,492
Other deferred tax assets	11,642,538	–
Valuation allowance	(402,419,573)	(259,659,477)
Less Deferred tax liabilities:
Net unrealized gain on investment securities	(2,242,434,845)	(2,246,799,456)
Other deferred tax liabilities	–	(74,823)
Net Deferred Tax Asset/(Liability)	$(359,095,737)	$(235,679,812)

Due to the activities of the MLPs that the fund is invested in, the Fund is required to pay franchise tax in certain states. Generally speaking, franchise tax expense is a tax on equity of a corporation, or base minimum fees, imposed by various jurisdictions. The amounts of the tax are estimated throughout the year based upon the Fund's estimate of underlying activities conducted in the states and reconciled to actual amounts paid upon the filing of the tax returns for the states. These taxes are paid as either estimated tax payments, extension payments, or with the tax return filings of the various states.

22 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

The capital loss carryforward is available to offset future taxable income. Capital losses can be carried forward for 5 years, after which they expire.

The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
Federal	11/30/2019	$364,255,458	11/30/2024
Federal	11/30/2020	1,033,570,046	11/30/2025
Federal	11/30/2021	673,784,686	11/30/2026
Federal	11/30/2022	816,961,527	11/30/2027
Total		$2,888,571,717

The net operating loss carryforward is available to offset future taxable income. The Fund has no net operating loss carryforwards for federal income tax purposes and has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
State	11/30/2017	$2,040,651	Varies by State
State	11/30/2018	2,553,292	Varies by State
State	11/30/2019	2,244,759	Varies by State
State	11/30/2020	8,558,964	Varies by State
Total		$15,397,666

The Tax Cuts and Jobs Act (“TCJA”) was signed into law on December 22, 2017. The TCJA made modifications to the net operating loss (“NOL”) deduction. The TCJA eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years beginning after December 31, 2017. The TCJA also established a limitation for any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization (the "80% limitation"). The Coronavirus Aid, Relief, and Economic Security Act ("Cares Act"), signed into law on March 27, 2020, restricted the application of the 80% limitation to tax years beginning after December 31, 2020.

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets related to capital loss carryforwards. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the removal of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2023
Income tax expense/(benefit) at statutory rate	$(2,565,012)
State income taxes (net of federal benefit)	1,921,988
Permanent differences, net	(3,543,908)
Change in valuation allowance	142,760,096
Net income tax expense	$138,573,164

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the six months ended May 31, 2023, the Fund had no penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. Tax periods ended November 30, 2019 through November 30, 2022 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

23 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023 in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is one percent (1%) of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis. For the six months ended May 31, 2023, the Fund had no excise tax accrued.

Alerian Energy Infrastructure ETF

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2023.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2023, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. The Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The tax character of the distributions paid during the fiscal year ended November 30, 2022 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2022
Alerian Energy Infrastructure ETF	$1,089,790	$–	$4,610,796

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2022, the following amounts are available as carry forwards to the next tax year:

	Short-Term	Long-Term
Alerian Energy Infrastructure ETF	$–	$2,867,984

As of May 31, 2023, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Alerian MLP ETF	Alerian Energy Infrastructure ETF
Cost of investments for income tax purposes	$3,580,064,891	$123,968,547
Gross appreciation (excess of value over tax cost)	$2,962,909,286	$8,086,819
Gross depreciation (excess of tax cost over value)	–	(10,351,582)
Net unrealized appreciation/(depreciation)	$2,962,909,286	$(2,264,763)

24 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Fund’s investments in master limited partnerships and wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2023.

G. Lending of Portfolio Securities

The Alerian Energy Infrastructure ETF has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund's Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund's Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$6,313,734	$6,264,503	$381,765	$6,646,268

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2023:

Alerian Energy Infrastructure ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$6,264,503	$–	$–	$–	$6,264,503
Total Borrowings					6,264,503
Gross amount of recognized liabilities for securities lending (collateral received)					$6,264,503

25 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund		Advisory Fee
Alerian MLP ETF	0.85%	Average net assets up to and including $7 billion
	0.825%	Average net assets greater than $7 billion up to and including $8.5 billion
	0.80%	Average net assets greater than $8.5 billion up to and including $10.5 billion
	0.75%	Average net assets greater than $10.5 billion up to and including $12.5 billion
	0.70%	Average net assets greater than $12.5 billion up to and including $14.5 billion
	0.65%	Average net assets greater than $14.5 billion up to and including $16.5 billion
	0.60%	Average net assets greater than $16.5 billion up to and including $18.5 billion
	0.55%	Average net assets greater than $18.5 billion up to and including $20.5 billion
	0.50%	Average net assets greater than $20.5 billion up to and including $22.5 billion
	0.45%	Average net assets greater than $22.5 billion up to and including $25 billion
	0.40%	Average net assets greater than $25 billion

Fund		Advisory Fee
Alerian Energy Infrastructure ETF	0.35%

Out of the unitary management fees, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee receives (1) a quarterly retainer of $20,000, (2) a per meeting fee of $10,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$872,232,499	$1,719,161,499
Alerian Energy Infrastructure ETF	17,192,135	18,371,085

For the six months ended May 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$709,851,862	$–
Alerian Energy Infrastructure ETF	3,795,727	15,612,280

26 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

For the six months ended May 31, 2023, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
Alerian Energy Infrastructure ETF	$3,412,147

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is distributed to both common and subordinated units and generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

7. RELATED PARTY TRANSACTIONS

The Funds engaged in cross trades between other funds in the Trust during the six months ended May 31, 2023 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2023, were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Alerian MLP ETF	$2,826,444	$1,080,740	$(39,158)
Alerian Energy Infrastructure ETF	1,274,961	2,961,250	(69,701)

27 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

8. AFFILIATED COMPANIES

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the six months ended May 31, 2023, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance as of May 31, 2023	Market Value as of November 30, 2022	Purchases	Purchases In-Kind	Sales	Market Value as of May 31, 2023	Dividends*	Change in Unrealized Appreciation/ Depreciation	Realized Gain/(Loss)
Crestwood Equity Partners LP	12,226,660	$315,563,335	$50,254,152	$33,603,229	$(40,530,069)	$313,736,096	$–	$(26,554,516)	$(2,421,699)
DCP Midstream LP	–	533,370,461	–	43,160,215	(921,252,148)	–	–	(316,653,802)	350,530,033
EnLink Midstream LLC	46,349,354	617,327,942	–	57,217,955	(75,219,707)	452,369,695	–	(135,245,445)	105,007
Genesis Energy LP	15,974,476	172,328,904	446,544	18,686,768	(22,325,892)	154,153,693	–	(8,509,384)	(1,595,881)
Holly Energy Partners LP	6,707,718	127,775,101	435,216	13,011,694	(15,466,884)	115,171,518	–	(5,593,893)	(215,288)
Magellan Midstream Partners LP	15,102,011	722,152,632	122,069,592	77,395,511	(126,116,618)	909,292,082	–	139,648,106	3,844,177
NuStar Energy LP	14,685,014	243,096,953	2,073,568	25,354,083	(30,768,449)	239,806,279	–	11,719,101	210,017
Plains All American Pipeline LP	61,852,038	733,362,659	88,797,862	75,699,283	(132,014,573)	799,128,331	–	59,925,731	5,055,172
Western Midstream Partners LP	28,554,052	692,848,231	111,496,771	73,792,765	(88,844,678)	720,704,272	–	(30,356,191)	(692,097)
						$3,704,361,966	$–	$(311,620,293)	$354,819,441

*	100% of the income received was estimated as Return of Capital.

9. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

10. CHANGE IN AUDITOR

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

28 | May 31, 2023

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2023 (Unaudited)

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

11. SUBSEQUENT EVENTS

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

29 | May 31, 2023

Alerian Exchange Traded Funds

Additional Information	May 31, 2023 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of each Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The Alerian Energy Infrastructure ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

	Qualified Dividend Income	Dividend Received Deduction
Alerian Energy Infrastructure ETF	100.00%	45.84%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2022 via Form 1099. The Funds will notify shareholders in early 2024 of amounts paid to them by the Funds, if any, during the calendar year 2023.

LICENSING AGREEMENTS

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF, to allow the Adviser’s use of AMZI and AMEI. The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”). “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Energy Infrastructure Index,” “Alerian Index Series” and “AMZI” are service marks or trademarks of Alerian. Alerian acts as brand licensor for each Underlying Index. Alerian is not responsible for the descriptions of either Underlying Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

Neither Fund is issued, sponsored, endorsed, sold or promoted by Alerian (“Licensor”) or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Alerian MLP Infrastructure Index (“Index”) to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of either Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of either Fund or in the determination or calculation of the NAV of the relevant Fund. Alerian MLP Infrastructure Index, Alerian MLP Infrastructure Total Return Index, AMZI and AMZIX are trademarks of GKD Index Partners, LLC and their general use is granted under a license from GKD Index Partners, LLC.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

30 | May 31, 2023

Alerian Exchange Traded Funds

Additional Information	May 31, 2023 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by either Fund, owners of the Shares of the relevant Fund or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index, even if notified of the possibility of such damages.

(Applicable to the Alerian Energy Infrastructure ETF only)

The Underlying Index is the exclusive property of GKD Index Partners LLC d/b/a Alerian, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Underlying Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Alerian.

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, “S&P Dow Jones Indices Entities”). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Alerian with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Underlying Index. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALERIAN, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

31 | May 31, 2023

Alerian Exchange Traded Funds

Liquidity Risk Management Program	May 31, 2023 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 7, 2023, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

32 | May 31, 2023

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2023

ALPS Active REIT ETF (NASDAQ: REIT)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview	1
Disclosure of Fund Expenses	3
Financial Statements
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	15
Liquidity Risk Management Program	16

alpsfunds.com

ALPS Active REIT ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS Active REIT ETF (the "Fund") seeks total return through dividends and capital appreciation. The Fund will, under normal circumstances, seek to achieve its investment objective by investing at least 80% of its net assets in publicly traded equity securities of real estate investment trusts (“REITs”).

Fund Performance (as of May 31, 2023)

	6 Months	1 Year	Since Inception^
ALPS Active REIT ETF - NAV	-4.74%	-10.85%	1.92%
ALPS Active REIT ETF - Market Price*	-3.91%	-10.85%	1.92%
S&P United States REIT Index	-4.80%	-11.86%	1.25%

Total Expense Ratio (per the current prospectus) is 0.68%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on February 25, 2021, with the first day of trading on the exchange of February 26, 2021.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The S&P United States REIT Index defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 5,000 shares.

The ALPS Active REIT ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Active REIT ETF.

1 | May 31, 2023

ALPS Active REIT ETF

Performance Overview	May 31, 2023 (Unaudited)

Top Ten Holdings* (as of May 31, 2023)

Prologis, Inc.	8.95%
Equinix, Inc.	7.60%
Simon Property Group, Inc.	5.92%
Extra Space Storage, Inc.	5.80%
Realty Income Corp.	5.12%
Equity Residential	5.06%
VICI Properties, Inc.	4.94%
Rexford Industrial Realty, Inc.	4.76%
Invitation Homes, Inc.	4.57%
Healthpeak Properties, Inc.	4.56%
Total % of Top 10 Holdings	57.28%

*	% of Total Investments

Sector Allocation* (as of May 31, 2023)

Residential REITs	19.88%
Specialized REITs	19.24%
Industrial REITs	16.98%
Retail REITs	14.57%
Health Care REITs	9.76%
Financial	9.10%
Office REITs	3.66%
Hotel & Resort REITs	3.37%
Diversified REITs	1.63%
Money Market Fund	1.81%
Total	100.00%

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2023

ALPS Active REIT ETF

Disclosure of Fund Expenses	May 31, 2023 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the six month period and held through May 31, 2023.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expense Ratio(a)	Expenses Paid During Period 12/1/22 - 5/31/23(b)
ALPS Active REIT ETF
Actual	$1,000.00	$952.60	0.68%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	0.68%	$3.43

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2023

ALPS Active REIT ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.64%)
Diversified REITs (1.62%)
WP Carey, Inc.	4,136	$286,873

Health Care REITs (9.71%)
Healthpeak Properties, Inc.	40,344	805,266
Sabra Health Care REIT, Inc.	41,625	468,698
Welltower, Inc.	6,007	448,182
Total Health Care REITs		1,722,146

Hotel & Resort REITs (3.35%)
Host Hotels & Resorts, Inc.	35,815	594,529

Industrial REITs (16.88%)
First Industrial Realty Trust, Inc.	11,076	575,730
Prologis, Inc.	12,682	1,579,544
Rexford Industrial Realty, Inc.	15,432	840,118
Total Industrial REITs		2,995,392

Office REITs (5.13%)
Boston Properties, Inc.	7,403	360,304
Cousins Properties, Inc.	13,285	264,637
Highwoods Properties, Inc.	13,793	285,239
Total Office REITs		910,180

Residential REITs (19.77%)
AvalonBay Communities, Inc.	4,579	796,654
Equity Residential	14,675	892,240
Invitation Homes, Inc.	23,779	805,633
Mid-America Apartment Communities, Inc.	3,471	510,445
Sun Communities, Inc.	3,969	502,594
Total Residential REITs		3,507,566

Retail REITs (16.28%)
Agree Realty Corp.	4,446	286,723
Federal Realty Investment Trust	3,838	338,512
Realty Income Corp.	15,182	902,418
Regency Centers Corp.	5,645	317,644
Simon Property Group, Inc.	9,926	1,043,718
Total Retail REITs		2,889,015

Specialized REITs (24.90%)
Digital Realty Trust, Inc.	5,111	523,673
Equinix, Inc.	1,798	1,340,499
Extra Space Storage, Inc.	7,090	1,022,875
Public Storage	2,326	658,956
Security Description	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	28,160	$870,989
Total Specialized REITs		4,416,992

TOTAL COMMON STOCKS
(Cost $18,367,661)		17,322,693

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.80%)
Money Market Fund (1.80%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.02%	319,709	319,709

TOTAL SHORT TERM INVESTMENTS
(Cost $319,709)			319,709

TOTAL INVESTMENTS (99.44%)
(Cost $18,687,370)			$17,642,402
OTHER ASSETS IN EXCESS OF LIABILITIES (0.56%)			99,271
NET ASSETS - 100.00%			$17,741,673

See Notes to Financial Statements.

4 | May 31, 2023

ALPS Active REIT ETF

Statement of Assets and Liabilities	May 31, 2023 (Unaudited)

ASSETS:
Investments, at value	$17,642,402
Receivable for investments sold	1,840,938
Dividends receivable	28,284
Total Assets	19,511,624

LIABILITIES:
Payable for investments purchased	1,759,496
Payable to adviser	10,455
Total Liabilities	1,769,951
NET ASSETS	$17,741,673

NET ASSETS CONSIST OF:
Paid-in capital	$20,220,017
Total distributable earnings/(accumulated losses)	(2,478,344)
NET ASSETS	$17,741,673

INVESTMENTS, AT COST	$18,687,370

PRICING OF SHARES
Net Assets	$17,741,673
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	750,002
Net Asset Value, offering and redemption price per share	$23.66

See Notes to Financial Statements.

5 | May 31, 2023

ALPS Active REIT ETF

Statement of Operations	For the Six Months Ended May 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends	$362,688
Total Investment Income	362,688

EXPENSES:
Investment adviser fees	60,993
Total Expenses	60,993
NET INVESTMENT INCOME	301,695

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments(a)	(558,621)
Net change in unrealized depreciation on investments	(638,124)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,196,745)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(895,050)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements.

6 | May 31, 2023

ALPS Active REIT ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$301,695	$386,469
Net realized gain/(loss)	(558,621)	76,312
Net change in unrealized depreciation	(638,124)	(2,499,595)
Net decrease in net assets resulting from operations	(895,050)	(2,036,814)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(268,895)	(1,095,528)
Dividends to shareholders from tax return of capital	–	(83,271)
Total distributions	(268,895)	(1,178,799)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,218,911	4,984,526
Cost of shares redeemed	(353,579)	(7,966,498)
Net increase/(decrease) from capital share transactions	865,332	(2,981,972)
Net decrease in net assets	(298,613)	(6,197,585)

NET ASSETS:
Beginning of period	18,040,286	24,237,871
End of period	$17,741,673	$18,040,286

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	715,002	820,002
Shares sold	50,000	175,000
Shares redeemed	(15,000)	(280,000)
Shares outstanding, end of period	750,002	715,002

See Notes to Financial Statements.

7 | May 31, 2023

ALPS Active REIT ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Period February 25, 2021 (Commencement of Operations) to November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$25.23		$29.56	$24.62

INCOME FROM OPERATIONS:
Net investment income(a)	0.41		0.54	0.37
Net realized and unrealized gain/(loss)	(1.61)		(3.39)	5.01
Total from investment operations	(1.20)		(2.85)	5.38

DISTRIBUTIONS:
From net investment income	(0.37)		(0.53)	(0.38)
From net realized gains	–		(0.83)	(0.06)
From tax return of capital	–		(0.12)	–
Total distributions	(0.37)		(1.48)	(0.44)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.57)		(4.33)	4.94
NET ASSET VALUE, END OF PERIOD	$23.66		$25.23	$29.56
TOTAL RETURN(b)	(4.74)%		(10.17)%	22.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$17,742		$18,040	$24,238

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.68	%(c)	0.68%	0.68	%(c)
Ratio of net investment income to average net assets	3.36	%(c)	1.96%	1.69	%(c)
Portfolio turnover rate(d)	30%		120%	92%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

8 | May 31, 2023

ALPS Active REIT ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2023, the Trust consists of twenty-three separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Active REIT ETF (the “Fund”). The investment objective of the Fund is to seek total return through dividends and capital appreciation. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 5,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

9 | May 31, 2023

ALPS Active REIT ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

ALPS Active REIT ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$17,322,693	$–	$–	$17,322,693
Short Term Investments	319,709	–	–	319,709
Total	$17,642,402	$–	$–	$17,642,402

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2023.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

10 | May 31, 2023

ALPS Active REIT ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2023.

The tax character of the distributions paid during the fiscal year ended November 30, 2022 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2022
ALPS Active REIT ETF	$1,070,973	$24,555	$83,271

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2022, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Active REIT ETF	$875,539	$–

As of May 31, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Active REIT ETF
Gross appreciation (excess of value over tax cost)	$510,886
Gross depreciation (excess of tax cost over value)	(1,556,228)
Net unrealized appreciation/(depreciation)	$(1,045,342)
Cost of investments for income tax purposes	$18,687,744

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2023.

F. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund's investment strategy results in the Fund investing in REIT shares, the percentage of the Fund's dividend income received from REIT shares will likely exceed the percentage of the Fund's portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund's investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund's investments in REITs, the Fund may also make distributions in excess of the Fund's earnings and capital gains. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder’ shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

11 | May 31, 2023

ALPS Active REIT ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

H. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. As of May 31, 2023, the Fund did not have any securities on loan.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.68% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

GSI Capital Advisors LLC (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.35% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

12 | May 31, 2023

ALPS Active REIT ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

Each Trustee receives (1) a quarterly retainer of $20,000, (2) a per meeting fee of $10,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Active REIT ETF	$5,356,439	$5,355,236

For the six month period ended May 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Active REIT ETF	$1,190,914	$347,336

For the six months ended May 31, 2023, the ALPS Active REIT ETF had in-kind net realized gain of $21,193.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 5,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. CHANGE IN AUDITOR

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

13 | May 31, 2023

ALPS Active REIT ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

8. SUBSEQUENT EVENTS

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

On June 20, 2023, the Board approved, based on a recommendation from the Adviser, a change to the Fund from semi-transparent to fully transparent effective on or around August 22, 2023. In connection with the change, there will be no change to the Fund’s name, ticker symbol, investment objective, fees and expenses, principal investment strategies, principal investment risks, investment adviser, sub-adviser, or portfolio managers.

14 | May 31, 2023

ALPS Active REIT ETF

Additional Information	May 31, 2023 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The ALPS Active REIT ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

	Qualified Dividend Income	Dividend Received Deduction	199A
ALPS Active REIT ETF	0.00%	0.00%	99.21%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2022 via Form 1099. The Fund will notify shareholders in early 2024 of amounts paid to them by the Fund, if any, during the calendar year 2023.

15 | May 31, 2023

ALPS Active REIT ETF

Liquidity Risk Management Program	May 31, 2023 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 7, 2023, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

16 | May 31, 2023

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2023

ALPS Equal Sector Weight ETF (NYSE ARCA: EQL)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview	1
Disclosure of Fund Expenses	3
Financial Statements
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	15
Liquidity Risk Management Program	16

alpsfunds.com

ALPS Equal Sector Weight ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS Equal Sector Weight ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE® Equal Sector Weight Index™ (the “Underlying Index”).

The Underlying Index is an index of exchange-traded funds (“ETFs") comprised of all active Select Sector SPDR® ETFs in an equal-weighted portfolio. These are the Communication Services Select Sector SPDR® Fund, Consumer Discretionary Select Sector SPDR® Fund, Consumer Staples Select Sector SPDR® Fund, Materials Select Sector SPDR® Fund, Energy Select Sector SPDR® Fund, Technology Select Sector SPDR® Fund, Utilities Select Sector SPDR® Fund, Financial Select Sector SPDR® Fund, Industrial Select Sector SPDR® Fund, Health Care Select Sector SPDR® Fund and Real Estate Select Sector SPDR® Fund (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”). In order to track the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of the Underlying Sector ETFs.

The Underlying Index is designed to track performance of the equally weighted Underlying Sector ETFs. Accordingly, the Underlying Index is rebalanced to an equal weighting quarterly during the months of March, June, September, and December.

Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index. Together, the Underlying Sector ETFs represent the Underlying Index as a whole.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	10 Year	Since Inception^
ALPS Equal Sector Weight ETF - NAV	-1.80%	-2.35%	9.71%	10.37%	12.65%
ALPS Equal Sector Weight ETF - Market Price*	-1.81%	-2.29%	9.70%	10.37%	12.67%
NYSE® Equal Sector Weight Total Return Index™	-1.73%	-2.24%	9.87%	10.58%	12.91%
S&P 500® Total Return Index	3.33%	2.92%	11.01%	11.99%	13.92%

Total Expense Ratio (per the current Prospectus) is 0.47%. Net Expense Ratio (per the current Prospectus) is 0.26%. Net expense ratio reflects the reimbursement of distribution fees for underlying sector ETFs. In addition, the Adviser has contractually agreed, through March 31, 2024, to reduce its advisory fee by 0.19%. This fee waiver may only be terminated by the Fund’s Board of Trustees (and not by the Adviser) prior to such date. Please see the prospectus for additional information.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on July 6, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The NYSE® Equal Sector Weight Total Return Index™ consists of a strategy that holds all active Select Sector SPDR® ETFs in an equal-weighted portfolio. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Equal Sector Weight ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

1 | May 31, 2023

ALPS Equal Sector Weight ETF

Performance Overview	May 31, 2023 (Unaudited)

The following table shows the sector weights of both the Fund and the S&P 500® Total Return Index as of May 31, 2023:

Sector Weighting Comparison (as of May 31, 2023)

	EQL*	S&P 500®	+/-
Technology	10.09%	28.05%	-17.96%
Communication Services	9.97%	8.76%	1.21%
Consumer Discretionary	9.45%	10.16%	-0.71%
Financials	9.03%	12.48%	-3.45%
Healthcare	8.95%	13.72%	-4.77%
Consumer Staples	8.88%	6.90%	1.98%
Industrials	8.82%	8.15%	0.67%
Energy	8.77%	4.18%	4.59%
Real Estate	8.76%	2.51%	6.25%
Materials	8.75%	2.41%	6.34%
Utilities	8.53%	2.68%	5.85%
Money Market Fund	0.00%	—	0.00%
Total	100.00%	100.00%

Source: S&P 500®

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years including dividend reinvestment with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gain distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2023

ALPS Equal Sector Weight ETF

Disclosure of Fund Expenses	May 31, 2023 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the six month period and held through May 31, 2023.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expense Ratio(a)	Expenses Paid During Period 12/1/22 - 5/31/23(b)
ALPS Equal Sector Weight ETF
Actual	$1,000.00	$982.00	0.16%	$0.79
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2023

ALPS Equal Sector Weight ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.01%)
Communication Services (9.97%)
Communication Services
Select Sector SPDR Fund(a)	444,539	$27,668,108

Consumer Discretionary (9.45%)
Consumer Discretionary Select
Sector SPDR Fund(a)	173,015	26,230,804

Consumer Staples (8.88%)
Consumer Staples Select
Sector SPDR Fund(a)	339,128	24,644,432

Energy (8.77%)
Energy Select Sector SPDR Fund	317,709	24,333,332

Financials (9.03%)
Financial Select Sector SPDR Fund	789,350	25,069,756

Healthcare (8.95%)
Health Care Select Sector SPDR Fund(a)	194,288	24,835,835

Industrials (8.82%)
Industrial Select Sector SPDR Fund(a)	252,965	24,499,660

Materials (8.75%)
Materials Select Sector SPDR Fund(a)	323,858	24,295,827

Real Estate (8.76%)
Real Estate Select Sector SPDR Fund(a)	674,965	24,325,739

Technology (10.09%)
Technology Select Sector SPDR Fund(a)	170,454	28,002,183

Utilities (8.54%)
Utilities Select Sector SPDR Fund	365,143	23,708,735

TOTAL EXCHANGE TRADED FUNDS
(Cost $276,292,990)		277,614,411
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (14.55%)
Money Market Fund (0.00%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $2,328)	5.02%	2,328	$2,328

Investments Purchased with Collateral
from Securities Loaned (14.55%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $40,387,646)		40,387,646	40,387,646
TOTAL SHORT TERM INVESTMENTS
(Cost $40,389,974)			40,389,974

TOTAL INVESTMENTS (114.56%)
(Cost $316,682,964)			$318,004,385
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.56%)			(40,415,651)
NET ASSETS - 100.00%			$277,588,734

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $44,099,285.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Financial Statements.

4 | May 31, 2023

ALPS Equal Sector Weight ETF

Statement of Assets and Liabilities	May 31, 2023 (Unaudited)

ASSETS:
Investments, at value(a)	$318,004,385
Dividends receivable	9,848
Total Assets	318,014,233

LIABILITIES:
Payable to adviser	37,853
Payable for collateral upon return of securities loaned	40,387,646
Total Liabilities	40,425,499
NET ASSETS	$277,588,734

NET ASSETS CONSIST OF:
Paid-in capital	$233,148,748
Total distributable earnings/(accumulated losses)	44,439,986
NET ASSETS	$277,588,734

INVESTMENTS, AT COST	$316,682,964

PRICING OF SHARES
Net Assets	$277,588,734
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,825,000
Net Asset Value, offering and redemption price per share	$98.26

(a)	Includes $44,099,285 of securities on loan.

See Notes to Financial Statements.

5 | May 31, 2023

ALPS Equal Sector Weight ETF

Statement of Operations	For the Six Months Ended May 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,744,307
Securities Lending Income	81,495
Total Investment Income	3,825,802

EXPENSES:
Investment adviser fees	559,196
Total Expenses before waiver/reimbursement	559,196
Less fee waiver/reimbursement by investment adviser	(317,382)
Net Expenses	241,814
NET INVESTMENT INCOME	3,583,988

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments(a)	47,975,772
Net change in unrealized appreciation/(depreciation) on investments	(61,036,264)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(13,060,492)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,476,504)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements.

6 | May 31, 2023

ALPS Equal Sector Weight ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$3,583,988	$4,589,894
Net realized gain	47,975,772	5,922,093
Net change in unrealized appreciation/(depreciation)	(61,036,264)	(9,615,305)
Net increase/(decrease) in net assets resulting from operations	(9,476,504)	896,682

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,603,164)	(4,607,523)
Total distributions	(3,603,164)	(4,607,523)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	118,016,469	153,184,146
Cost of shares redeemed	(169,446,901)	(15,270,895)
Net increase/(decrease) from capital share transactions	(51,430,432)	137,913,251
Net increase/(decrease) in net assets	(64,510,100)	134,202,410

NET ASSETS:
Beginning of period	342,098,834	207,896,424
End of period	$277,588,734	$342,098,834

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,375,000	2,000,000
Shares sold	1,200,000	1,525,000
Shares redeemed	(1,750,000)	(150,000)
Shares outstanding, end of period	2,825,000	3,375,000

See Notes to Financial Statements.

7 | May 31, 2023

ALPS Equal Sector Weight ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$101.36		$103.95	$84.17	$78.33	$70.34	$69.28

INCOME FROM OPERATIONS:
Net investment income(a)	1.17		1.89	1.76	1.91	1.53	1.50
Net realized and unrealized gain/(loss)	(3.03)		(2.55)	19.82	5.84	8.03	1.02
Total from investment operations	(1.86)		(0.66)	21.58	7.75	9.56	2.52

DISTRIBUTIONS:
From net investment income	(1.24)		(1.93)	(1.78)	(1.90)	(1.57)	(1.46)
From tax return of capital	–		–	(0.02)	(0.01)	–	–
Total distributions	(1.24)		(1.93)	(1.80)	(1.91)	(1.57)	(1.46)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(3.10)		(2.59)	19.78	5.84	7.99	1.06
NET ASSET VALUE, END OF PERIOD	$98.26		$101.36	$103.95	$84.17	$78.33	$70.34
TOTAL RETURN(b)	(1.80)%		(0.59)%	25.89%	10.37%	13.86%	3.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$277,589		$342,099	$207,896	$164,141	$168,407	$154,742

Ratio of expenses excluding waiver/reimbursement to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.37%
Ratio of expenses including waiver/reimbursement to average net assets	0.16	%(c)	0.16%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income excluding waiver/reimbursement to average net assets	2.16	%(c)	1.68%	1.59%	2.31%	1.89%	1.92%
Ratio of net investment income including waiver/reimbursement to average net assets	2.37	%(c)	1.89%	1.81%	2.53%	2.11%	2.14%
Portfolio turnover rate(d)	16%		12%	8%	11%	4%	14%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

8 | May 31, 2023

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2023, the Trust consisted of twenty-three separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE® Equal Sector Weight Index (the “Underlying Index”). The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

9 | May 31, 2023

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

ALPS Equal Sector Weight ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$277,614,411	$–	$–	$277,614,411
Short Term Investments	40,389,974	–	–	40,389,974
Total	$318,004,385	$–	$–	$318,004,385

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2023.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

10 | May 31, 2023

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2023.

The tax character of the distributions paid during the fiscal year ended November 30, 2022 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2022
ALPS Equal Sector Weight ETF	$4,607,523	$–	$–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2022, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Equal Sector Weight ETF	$992,242	$3,075,574

As of May 31, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Equal Sector Weight ETF
Gross appreciation (excess of value over tax cost)	$11,265,223
Gross depreciation (excess of tax cost over value)	(10,878,714)
Net unrealized appreciation/(depreciation)	$386,509
Cost of investments for income tax purposes	$317,617,876

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2023.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

11 | May 31, 2023

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2023:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Equal Sector Weight ETF	$44,099,285	$40,387,646	$5,009,270	$45,396,916

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2023:

ALPS Equal Sector Weight ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$40,387,646	$–	$–	$–	$40,387,646
Total Borrowings					40,387,646
Gross amount of recognized liabilities for securities lending (collateral received)					$40,387,646

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive 0.19% of its annual unitary fee payable by the Fund until at least March 31, 2024. The waiver may only be terminated by the Fund's Board of Trustees prior to such date.

ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. Such reimbursement is generally expected to be approximately 0.02% - 0.03% annually.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

12 | May 31, 2023

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee receives (1) a quarterly retainer of $20,000, (2) a per meeting fee of $10,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023 the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$25,628,131	$26,073,083

For the six month period ended May 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$118,015,840	$168,949,287

For the six months ended May 31, 2023, the ALPS Equal Sector Weight ETF had in-kind net realized gain of $51,299,765.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

7. CHANGE IN AUDITOR

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

13 | May 31, 2023

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

On March 7, 2023, upon the recommendation of the Fund's Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund's financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

8. SUBSEQUENT EVENTS

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

14 | May 31, 2023

ALPS Equal Sector Weight ETF

Additional Information	May 31, 2023 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The ALPS Equal Sector Weight ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Equal Sector Weight ETF	85.67%	85.08%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2022 via Form 1099. The Fund will notify shareholders in early 2024 of amounts paid to them by the Fund, if any, during the calendar year 2023.

LICENSING AGREEMENT

ICE Data Indices, LLC (the “Index Provider”) is not affiliated with the ALPS Equal Sector Weight ETF (the “Fund”) or ALPS Advisors, Inc. (the “Adviser”). The Fund is entitled to use the Underlying Index pursuant to a licensing agreement with the Index Provider and the Adviser. The Adviser pays a licensing fee to the Index Provider out of the management fee.

The only relationship that the Index Provider has with the Fund, the Adviser or Distributor of the Fund in connection with the Fund is that the Index Provider has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. The Index Provider has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the net asset value of the Fund. The Index Provider has no obligation or liability in connection with the administration or trading of the Fund.

NYSE® Equal Sector Weight Index is a service mark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and has been licensed for use by the Adviser in connection with the Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representations or warranties regarding the Adviser or the Fund or the ability of the NYSE® Equal Sector Weight Index to track general stock market performance.

ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE® EQUAL SECTOR WEIGHT INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

15 | May 31, 2023

ALPS Equal Sector Weight ETF

Liquidity Risk Management Program	May 31, 2023 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 7, 2023, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

16 | May 31, 2023

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2023

ALPS Intermediate Municipal Bond ETF (NYSE ARCA: MNBD)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview	1
Disclosure of Fund Expenses	3
Financial Statements
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Additional Information	17
Liquidity Risk Management Program	18

alpsfunds.com

ALPS Intermediate Municipal Bond ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

ALPS Intermediate Municipal Bond ETF (the “Fund") seeks to protect investor's capital and generate attractive risk-adjusted returns. The Fund seeks to actively achieve its investment objective by applying bottom-up fundamental analysis and investing in a long-term, tax-aware manner. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax).

Fund Performance (as of May 31, 2023)

	6 Months	1 Year	Since Inception^
ALPS Intermediate Municipal Bond ETF - NAV	2.25%	1.71%	4.52%
ALPS Intermediate Municipal Bond ETF - Market*	2.01%	1.99%	5.09%
Bloomberg Municipal Bond 1-15 Year Blend Index	1.56%	1.16%	3.51%

Total Expense Ratio (per the current prospectus) is 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on May 19, 2022, with the first day of trading on the exchange of May 20, 2022.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

Bloomberg Municipal Bond 1-15 Year Blend Index is an unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between 1 and 17 years. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is new with limited operating history.

ALPS Intermediate Municipal Bond ETF's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

ALPS Intermediate Municipal Bond ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

1 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Performance Overview	May 31, 2023 (Unaudited)

Top Ten Holdings* (as of May 31, 2023)

Port Authority of New York & New Jersey	3.73%
Tennessee Housing Development Agency	3.20%
South Dakota Housing Development Authority	3.19%
Ohio Housing Finance Agency	3.15%
University of Wisconsin Hospitals & Clinics	3.12%
New Jersey Transportation Trust Fund Authority	3.11%
Connecticut State Health & Educational Facilities Authority	3.04%
North Dakota Housing Finance Agency	2.81%
Central Plains Energy Project	2.36%
Salt Verde Financial Corp.	2.20%
Total % of Top 10 Holdings	29.91%

Sector Allocation* (as of May 31, 2023)

Revenue Bonds	89.34%
General Obligation Bonds	10.66%
Total	100.00%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

ALPS Intermediate Municipal Bond ETF (based on NAV)
ALPS Intermediate Municipal Bond ETF (based on Market)
Bloomberg Municipal Bond 1-15 Year Blend Index
$12k
$10k
$8k
$10,526
$10,468
$10,362
5/19/22
5/31/22
11/30/22
5/31/23

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Disclosure of Fund Expenses	May 31, 2023 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the six month period and held through May 31, 2023.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expense Ratio(a)	Expenses Paid During Period 12/1/22 - 5/31/23(b)
ALPS Intermediate Municipal Bond ETF
Actual	$1,000.00	$1,022.50	0.50%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS (103.73%)
General Obligation Limited (2.31%)
Pennsylvania (2.31%)
School District of Philadelphia
5.00%, 09/01/2034	$500,000	$515,283
4.00%, 09/01/2036	200,000	199,634
Total Pennsylvania		714,917

Total General Obligation Limited		714,917

General Obligation Unlimited (8.74%)
California (2.72%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(a)	250,000	197,824
Chaffey Joint Union High School District
0.00%, 08/01/2044(a)	250,000	95,578
Chino Valley Unified School District
0.00%, 08/01/2035(a)	135,000	84,898
Rio Hondo Community College District
0.00%, 08/01/2036(a)	300,000	181,113
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	71,787
San Mateo Union High School District
0.00%, 09/01/2041(a)	220,000	210,300
Total California		841,500

Massachusetts (2.04%)
Commonwealth of Massachusetts
3M US L + 0.57%,
05/01/2037(b)	645,000	627,606
Total Massachusetts		627,606

Oregon (3.69%)
Clackamas & Washington
Counties School District No 3
0.00%, 06/15/2036(a)	600,000	342,369
Multnomah County School District No 40
0.00%, 06/15/2043(a)	1,000,000	377,270
Multnomah County School District No 7 Reynolds
0.00%, 06/15/2035(a)	500,000	293,970
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(a)	200,000	127,959
Total Oregon		1,141,568
Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
Washington (0.29%)
Washington Clackamas & Yamhill
Counties School District No 88J
0.00%, 06/15/2040(a)	$200,000	$90,274
Total Washington		90,274

Total General Obligation Unlimited		2,700,948

Revenue Bonds (92.68%)
Arizona (4.73%)
Chandler Industrial Development Authority
2.70%, 12/01/2037(b)	300,000	298,839
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	704,625
5.00%, 12/01/2037	450,000	457,603
Total Arizona		1,461,067

California (2.94%)
Anaheim Public Financing Authority
0.00%, 09/01/2030(a)	275,000	212,193
Long Beach Bond Finance Authority
3M US L + 1.45%,
11/15/2027(b)	430,000	424,434
Northern California Gas Authority No 1
3M US L + 0.72%,
07/01/2027(b)	275,000	272,047
Total California		908,674

Colorado (2.61%)
City & County of Denver Co.
Airport System Revenue
5.75%, 11/15/2036	250,000	298,113
Colorado Health Facilities Authority
4.00%, 01/01/2038	200,000	199,137
4.00%, 11/15/2043	150,000	146,103
E-470 Public Highway Authority
0.00%, 09/01/2035(a)	300,000	168,206
Total Colorado		811,559

Connecticut (4.41%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	390,000	386,240
Connecticut State Health &
Educational Facilities Authority
0.25%, 07/01/2037(b)	1,000,000	973,855
Total Connecticut		1,360,095

4 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (continued)
District of Columbia (0.50%)
Metropolitan Washington
Airports Authority Aviation Revenue
5.00%, 10/01/2031	$150,000	$155,943
Total District of Columbia		155,943

Florida (3.55%)
City Of South Miami Health
Facilities Authority, Inc.
5.00%, 08/15/2042	300,000	306,596
County of Broward FL
Airport System Revenue
5.00%, 10/01/2031	200,000	215,334
County of Broward FL
Convention Center Hotel Revenue
4.00%, 01/01/2041	100,000	96,340
Florida Housing Finance Corp.
5.50%, 01/01/2054	150,000	157,398
Greater Orlando Aviation Authority
5.00%, 10/01/2033	300,000	322,349
Total Florida		1,098,017

Georgia (4.43%)
Development Authority of Burke County
1.50%, 01/01/2040(b)	255,000	240,854
1.70%, 12/01/2049(b)	650,000	626,236
Main Street Natural Gas, Inc.
4.00%, 08/01/2049(b)	500,000	501,298
Total Georgia		1,368,388

Illinois (4.13%)
Illinois Finance Authority
5.00%, 08/15/2035	225,000	250,360
5.00%, 02/15/2036	300,000	314,043
4.00%, 08/15/2049(b)	600,000	600,000
Sales Tax Securitization Corp.
5.00%, 01/01/2035(c)	100,000	110,556
Total Illinois		1,274,959

Indiana (0.50%)
Indiana Finance Authority
5.00%, 11/01/2043	150,000	154,724
Total Indiana		154,724

Kansas (0.72%)
Kansas Development Finance Authority
5.00%, 11/15/2054(b)	200,000	223,889
Total Kansas		223,889
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Kentucky (2.09%)
Kentucky Public Energy Authority
4.00%, 12/01/2049(b)	$210,000	$209,444
1D US SOFR + 1.20%,
08/01/2052(b)	460,000	435,703
Total Kentucky		645,147

Massachusetts (0.50%)
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	160,000	154,069
Total Massachusetts		154,069

Michigan (0.87%)
Michigan Finance Authority
4.00%, 04/15/2042	125,000	119,101
Michigan Strategic Fund
3.88%, 06/01/2053(b)(c)	150,000	149,237
Total Michigan		268,338

Minnesota (0.37%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	132,786	113,281
Total Minnesota		113,281

Missouri (0.88%)
Missouri Housing Development
Commission
4.00%, 05/01/2050	275,000	271,888
Total Missouri		271,888

Nebraska (3.22%)
Central Plains Energy Project
5.00%, 05/01/2053(b)	725,000	754,909
Nebraska Investment Finance Authority
3.50%, 09/01/2046	245,000	240,474
Total Nebraska		995,383

New Jersey (4.84%)
New Jersey Economic Development Authority
5.00%, 06/15/2034(c)	250,000	268,390
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2045(b)	220,000	228,746
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031(a)	1,375,000	995,815
Total New Jersey		1,492,951

New Mexico (1.99%)
City of Farmington NM
1.80%, 04/01/2029	375,000	319,151

5 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (continued)
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	$285,000	$297,090
Total New Mexico		616,241

New York (12.30%)
Metropolitan Transportation Authority
1D US SOFR + 0.80%, 11/01/2032(b)	460,000	448,629
1D US SOFR + 0.33%, 11/01/2035(b)	470,000	465,925
New York City Municipal Water Finance Authority
4.10%, 06/15/2044(b)	600,000	600,000
4.10%, 06/15/2050(b)	400,000	400,000
New York City Transitional Finance Authority Future Tax
Secured Revenue
4.10%, 11/01/2036(b)	100,000	100,000
Port Authority of New York & New Jersey
5.00%, 11/01/2030	1,100,000	1,194,027
5.00%, 04/01/2036	100,000	102,532
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2039(a)	1,000,000	487,405
Total New York		3,798,518

North Carolina (3.25%)
Charlotte-Mecklenburg Hospital Authority
4.05%, 01/15/2037(b)	500,000	500,000
4.00%, 01/15/2037	500,000	500,279
Total North Carolina		1,000,279

North Dakota (5.22%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	395,000	392,873
3.00%, 01/01/2052	940,000	901,225
5.75%, 07/01/2053	300,000	318,320
Total North Dakota		1,612,418

Ohio (4.87%)
Ohio Air Quality Development Authority
4.25%, 11/01/2039(b)	500,000	494,355
Ohio Housing Finance Agency
5.00%, 03/01/2052	985,000	1,010,132
Total Ohio		1,504,487
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Oklahoma (1.66%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	$500,000	$513,238
Total Oklahoma		513,238

Oregon (0.71%)
Port of Portland OR Airport Revenue
5.00%, 07/01/2036	200,000	217,972
Total Oregon		217,972

South Dakota (3.31%)
South Dakota Housing Development Authority
5.00%, 05/01/2053	995,000	1,021,183
Total South Dakota		1,021,183

Tennessee (3.31%)
Tennessee Housing Development Agency
5.00%, 01/01/2053	1,000,000	1,025,544
Total Tennessee		1,025,544

Texas (5.87%)
Texas Department of Housing & Community Affairs
4.40%, 07/01/2037	185,000	188,584
3.50%, 07/01/2052	335,000	324,937
Texas Municipal Gas Acquisition and Supply Corp. I
3M US L + 0.70%, 12/15/2026(b)	620,000	614,047
6.25%, 12/15/2026	40,000	41,575
Texas Municipal Gas Acquisition and Supply Corp. II
3M US L + 0.87%, 09/15/2027(b)	500,000	497,860
3M US L + 0.69%,
09/15/2027(b)	150,000	148,495
Total Texas		1,815,498

Utah (0.65%)
City of Murray UT
4.00%, 05/15/2037(b)	200,000	200,000
Total Utah		200,000

Virginia (0.96%)
York County Economic Development Authority
3.65%, 05/01/2033(b)(c)	300,000	298,102
Total Virginia		298,102

6 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Washington (2.29%)
Metropolitan Washington
Airports Authority Aviation Revenue
5.00%, 10/01/2037(c)	$250,000	$267,599
Port of Seattle WA 5.00%, 04/01/2027	250,000	252,589
Washington Higher Education
Facilities Authority
4.00%, 04/01/2042	200,000	186,554
Total Washington		706,742

Wisconsin (5.00%)
Public Finance Authority
3.70%, 10/01/2046(b)	150,000	150,374
University of Wisconsin Hospitals & Clinics
3.95%, 04/01/2048(b)	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2036	200,000	200,857
4.00%, 11/15/2043	200,000	192,672
Total Wisconsin		1,543,903

Total Revenue Bonds		28,632,497
TOTAL MUNICIPAL BONDS
(Cost $32,188,164)		32,048,362
TOTAL INVESTMENTS (103.73%)
(Cost $32,188,164)		$32,048,362
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.73%)		(1,152,335)
NET ASSETS - 100.00%		$30,896,027

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1D US SOFR - 1 Day SOFR as of May 31, 2023 was 5.08%

3M US L - 3 Month LIBOR as of May 31, 2023 was 5.52%

(a)	Zero coupon bond.

(b)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of May 31, 2023. Security description includes the reference rate and spread if published and available.

(c)	Represents a security purchased on a when-issued basis.

See Notes to Financial Statements.

7 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Statement of Assets and Liabilities	May 31, 2023 (Unaudited)

ASSETS:
Investments, at value	$32,048,362
Receivable for investments sold	2,134
Interest receivable	247,606
Total Assets	32,298,102

LIABILITIES:
Payable for investments purchased	1,354,776
Payable to adviser	13,220
Payable to custodian for overdraft	34,079
Total Liabilities	1,402,075
NET ASSETS	$30,896,027

NET ASSETS CONSIST OF:
Paid-in capital	$30,876,770
Total distributable earnings/(accumulated losses)	19,257
NET ASSETS	$30,896,027

INVESTMENTS, AT COST	$32,188,164

PRICING OF SHARES
Net Assets	$30,896,027
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,225,002
Net Asset Value, offering and redemption price per share	$25.22

See Notes to Financial Statements.

8 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Statement of Operations	For the Six Months Ended May 31, 2023

INVESTMENT INCOME:
Interest	$561,536
Dividends	3,751
Total Investment Income	565,287

EXPENSES:
Investment adviser fees	77,785
Net Expenses	77,785
NET INVESTMENT INCOME	487,502

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	156,409
Net change in unrealized appreciation on investments	48,091
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	204,500
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$692,002

See Notes to Financial Statements.

9 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Period May 19, 2022 (Commencement of Operations) to November 30, 2022
OPERATIONS:
Net investment income	$487,502	$433,446
Net realized gain	156,409	225,977
Net change in unrealized appreciation/(depreciation)	48,091	(187,893)
Net increase in net assets resulting from operations	692,002	471,530

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(715,328)	(428,947)
Total distributions	(715,328)	(428,947)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	30,876,770
Net increase from capital share transactions	–	30,876,770
Net increase/(decrease) in net assets	(23,326)	30,919,353

NET ASSETS:
Beginning of period	30,919,353	–
End of period	$30,896,027	$30,919,353

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,225,002	–
Shares sold	–	1,225,002
Shares outstanding, end of period	1,225,002	1,225,002

See Notes to Financial Statements.

10 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Period May 19, 2022 (Commencement of Operations) to November 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$25.24		$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.40		0.36
Net realized and unrealized gain	0.16		0.23
Total from investment operations	0.56		0.59

DISTRIBUTIONS:
From net investment income	(0.40)		(0.35)
From net realized gains	(0.18)		–
Total distributions	(0.58)		(0.35)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.02)		0.24
NET ASSET VALUE, END OF PERIOD	$25.22		$25.24
TOTAL RETURN(b)	2.25%		2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$30,896		$30,919

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.50	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	3.13	%(c)	2.67	%(c)
Portfolio turnover rate(d)	66%		75%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

11 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2023, the Trust consisted of twenty-three separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Intermediate Municipal Bond ETF (the “Fund”). The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The market price for debt securities is generally the evaluated price supplied by an independent third-party pricing service approved by the Board, which references a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the Fund’s debt securities to determine the market price.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

12 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

ALPS Intermediate Municipal Bond ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds*	$–	$32,048,362	$–	$32,048,362
Total	$–	$32,048,362	$–	$32,048,362

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

13 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended May 31, 2023.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2023.

The tax character of the distributions paid during the fiscal period ended November 30, 2022 was as follows:

Fund	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
November 30, 2022
ALPS Intermediate Municipal Bond ETF	$83,654	$345,293	$–	$–

The character of distributions made during the period may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2022, the Fund did not have any amounts available to carry forward to the next tax year.

As of May 31, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Intermediate
Municipal Bond ETF
Gross appreciation (excess of value over tax cost)	$225,925
Gross depreciation (excess of tax cost over value)	(365,839)
Net unrealized appreciation/(depreciation)	$(139,914)
Cost of investments for income tax purposes	$32,188,276

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2023.

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended May 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

14 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

Brown Brothers Harriman & Co. (the “Sub-Adviser”) serves as the Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser's advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of 0.25% of the Fund's average daily net assets.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee receives (1) a quarterly retainer of $20,000, (2) a per meeting fee of $10,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Intermediate Municipal Bond ETF	$22,225,810	$20,756,863

For the six months ended May 31, 2023, there were no in-kind transactions or realized gain/(loss) on in-kind transactions.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund's portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

15 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

7. CHANGE IN AUDITOR

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Fund's Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund's financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

8. SUBSEQUENT EVENTS

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

16 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Additional Information	May 31, 2023 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The ALPS Intermediate Municipal Bond ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Intermediate Municipal Bond ETF	0.00%	0.00%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2022 via Form 1099. The Fund will notify shareholders in early 2024 of amounts paid to them by the Fund, if any, during the calendar year 2023.

17 | May 31, 2023

ALPS Intermediate Municipal Bond ETF

Liquidity Risk Management Program	May 31, 2023 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,”the periodic classification and re-classification of such Fund’ investments into groupings that reflect the Committee’ assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 7, 2023, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Period”. The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’ liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries. Among other things, the Committee’ report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’ report further noted that no material changes have been made to the Program since its implementation.

18 | May 31, 2023

Intentionally Left Blank

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2023

ALPS Clean Energy ETF (NYSE Arca: ACES)

ALPS Disruptive Technologies ETF (NYSE Arca: DTEC)

ALPS Global Travel Beneficiaries ETF (NYSE Arca: JRNY)

ALPS Medical Breakthroughs ETF (NYSE Arca: SBIO)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview
ALPS Clean Energy ETF	1
ALPS Disruptive Technologies ETF	4
ALPS Global Travel Beneficiaries ETF	7
ALPS Medical Breakthroughs ETF	10
Disclosure of Fund Expenses	13
Financial Statements
Schedules of Investments
ALPS Clean Energy ETF	14
ALPS Disruptive Technologies ETF	16
ALPS Global Travel Beneficiaries ETF	18
ALPS Medical Breakthroughs ETF	20
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets
ALPS Clean Energy ETF	24
ALPS Disruptive Technologies ETF	25
ALPS Global Travel Beneficiaries ETF	26
ALPS Medical Breakthroughs ETF	27
Financial Highlights	28
Notes to Financial Statements	32
Additional Information	41
Liquidity Risk Management Program	45

alpsfunds.com

ALPS Clean Energy ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS Clean Energy ETF (the “Fund” or “ACES”) seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the CIBC Atlas Clean Energy Total Return Index (ticker symbol NACEX) (the “Underlying Index”). The Underlying Index utilizes a rules-based methodology developed by CIBC National Trust Company, which is designed to provide exposure to a diverse set of U.S. and Canadian companies involved in the clean energy sector including renewables and clean technology.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index utilizes a rules-based methodology developed by CIBC National Trust Company (the “Index Provider”), which is designed to provide exposure to a diverse set of U.S. and Canadian companies involved in the clean energy sector including renewables and clean technology. The clean energy sector is comprised of companies that provide the products and services that enable the evolution of a more sustainable energy sector. Clean energy business segments include, but are not limited to, the following activities: (i) renewable energy sources, including solar power, wind power, hydroelectricity, geothermal energy, biomass, biofuels, and tidal/wave energy, (ii) clean technologies, including electric vehicles, energy storage, lithium, fuel cell, smart grid, and energy efficiency technologies and (iii) other emerging clean energy activities and technologies. The Underlying Index is compiled by the Index Provider and may be comprised of U.S. or Canadian companies. In order to be eligible for inclusion in the Underlying Index, a company’s stock must be traded on one or more major U.S. or Canadian securities exchanges, be based in the U.S. or in Canada, have a minimum float-adjusted market capitalization and minimum average daily trading value thresholds established by the index rulebook of at least $300 million, and have a minimum median average daily trading liquidity of greater than $3 million over the last 60 trading days prior to the selection date, and the company must derive a majority of its value from clean energy business segments (as defined above). Such eligible companies shall be defined as the “Index Universe.” All equity securities meeting the above criteria are selected for inclusion in the Index Universe. The Underlying Index is reconstituted and rebalanced quarterly on the third Friday in March, June, September and December.

Fund Performance (as of May 31, 2023)

	6 Months	1 Year	3 Year	Since Inception^
ALPS Clean Energy ETF - NAV	-21.71%	-17.51%	7.18%	13.11%
ALPS Clean Energy ETF - Market Price*	-21.62%	-17.44%	7.17%	13.10%
S&P 1000® Total Return Index	-6.65%	-4.03%	12.86%	5.28%
CIBC Atlas Clean Energy Total Return Index	-21.83%	-17.62%	7.42%	13.57%

Total Expense Ratio (per the current prospectus) is 0.55%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 28, 2018, with the first day of trading on the exchange of June 29, 2018.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

CIBC Atlas Clean Energy Total Return Index is an adjusted market cap weighted index designed to provide exposure to a diverse set of U.S. or Canadian based companies involved in the clean energy sector including renewables and clean technology. The clean energy sector is comprised of companies that provide the products and services which enable the evolution of a more sustainable energy sector. Clean energy business segments include but are not limited to: solar, wind, hydro, geothermal, electric vehicles, LED, biomass, smart grid, energy efficiency and storage. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

1 | May 31, 2023

ALPS Clean Energy ETF

Performance Overview	May 31, 2023 (Unaudited)

The S&P 1000® Total Return Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Clean Energy ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Clean Energy ETF.

2 | May 31, 2023

ALPS Clean Energy ETF

Performance Overview	May 31, 2023 (Unaudited)

Top Ten Holdings* (as of May 31, 2023)

Brookfield Renewable Partners LP	5.95%
Tesla, Inc.	5.90%
Darling Ingredients, Inc.	5.67%
First Solar, Inc.	5.53%
Northland Power, Inc.	5.16%
Rivian Automotive, Inc.	4.98%
NextEra Energy Partners LP	4.91%
Lucid Group, Inc.	4.59%
Enphase Energy, Inc.	4.58%
Albemarle Corp.	4.27%
Total % of Top 10 Holdings	51.54%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Clean Energy Segment Allocation* (as of May 31, 2023)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3 | May 31, 2023

ALPS Disruptive Technologies ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

ALPS Disruptive Technologies ETF (the “Fund” or “DTEC”) seeks investment results that correspond (before fees and expenses) generally to the performance of the Indxx Disruptive Technologies Net Total Return Index (ticker symbol IDTEC) (the “Underlying Index”). The Fund will invest at least 80% of its net assets in securities that comprise the Underlying Index.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index utilizes a rules-based methodology developed by Indxx, LLC (the “Index Provider”), which is designed to identify the companies using disruptive technologies in each of ten thematic areas: Healthcare Innovation, Internet of Things, Clean Energy and Smart Grid, Cloud Computing, Data and Analytics, FinTech, Robotics and Artificial Intelligence, Cybersecurity, 3D Printing, and Mobile Payments (each a “Theme” and together, the “Themes”). Companies using disruptive technologies are those that are entering traditional markets with new digital forms of production and distribution, seek to disrupt an existing market and value network, displace established market-leading firms, products and alliances and increasingly gain market share. The Underlying Index is compiled by the Index Provider and may be comprised of U.S. and non-U.S. companies, including foreign and emerging markets companies. In order to be eligible for inclusion in the Underlying Index’s Index Universe, a company’s stock must be traded on one or more major global securities exchanges, have a minimum market capitalization of at least $500 million, and have a six month minimum average daily trading volume of $2 million, and the company must derive a minimum of 50% of its revenue from a single Theme. All equity securities meeting the above criteria are selected for inclusion in the Index Universe. From the Index Universe, the Underlying Index methodology selects ten stocks in each Theme according to proprietary quantitative and qualitative factors. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is reconstituted annually on the third Friday of September and rebalanced quarterly.

Fund Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
ALPS Disruptive Technologies ETF - NAV	7.44%	2.76%	6.63%	7.99%
ALPS Disruptive Technologies ETF - Market Price*	7.35%	2.79%	6.50%	7.99%
Indxx Disruptive Technologies Net Total Return Index	7.85%	3.12%	6.92%	8.30%
Morningstar® Global Markets Net Return Index	3.01%	0.31%	6.29%	5.82%

Total Expense Ratio (per the current prospectus) is 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on December 28, 2017, with the first day of trading on the exchange of December 29, 2017.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

Indxx Disruptive Technologies Net Total Return Index (Ticker: IDTEC) is based around companies that enter traditional markets with new digital forms of production and distribution, are likely to disrupt an existing market and value network, displace established market leading firms, products and alliances and increasingly gain market share. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

The Morningstar® Global Markets Net Return Index, measures the performance of the stocks located in the developed and emerging countries across the world. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

One cannot invest directly in an index. Index performance does not reflect fund performance.

4 | May 31, 2023

ALPS Disruptive Technologies ETF

Performance Overview	May 31, 2023 (Unaudited)

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Disruptive Technologies ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Disruptive Technologies ETF.

5 | May 31, 2023

ALPS Disruptive Technologies ETF

Performance Overview	May 31, 2023 (Unaudited)

Top Ten Holdings* (as of May 31, 2023)

Nemetschek SE	1.37%
Datadog, Inc.	1.35%
Intuitive Surgical, Inc.	1.34%
Netflix, Inc.	1.32%
Crowdstrike Holdings, Inc.	1.31%
ServiceNow, Inc.	1.27%
Dynatrace, Inc.	1.26%
Itron, Inc.	1.25%
Salesforce, Inc.	1.25%
Xero, Ltd.	1.24%
Total % of Top 10 Holdings	12.96%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Thematic Allocation* (as of May 31, 2023)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2023

ALPS Global Travel Beneficiaries ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

ALPS Global Travel Beneficiaries ETF (the "Fund" or "JRNY") seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network Global Travel Net Total Return Index (ticker symbol TRAVEL) (the “Underlying Index”).

The Underlying Index uses a rules-based methodology developed by S-Network Global Indexes Inc. (the "Index Provider"), which is designed to identify exchange-traded stocks of companies that are materially engaged in the global travel industry, including four segments: Airlines & Airport Services; Hotels, Casinos, Cruise Lines; Booking & Rental Agencies; and Ancillary Beneficiaries. The Underlying Index is compiled by the Index Provider and may be comprised of U.S. and non-U.S. companies, including foreign and emerging markets companies. In order to be eligible for inclusion in the Underlying Index's Index Universe, a company's stock must be traded on one or more major global securities exchanges and is principally engaged in or derives significant revenue from one of the segments. In addition, a company's stock must have a minimum market capitalization of at least $100 million, a three-month minimum average daily trading volume of $1 million, and a minimum free float factor of 18%. All equity securities meeting the above criteria are selected for inclusion in the Index Universe. From the Index Universe, the Underlying Index methodology selects and weights twenty stocks in each segment, subject to a minimum of one constituent per geographic region (U.S. & Canada, Europe, Pacific (ex-Canada), and Emerging) and a 65% maximum weight per geographic region. The Underlying Index is rebalanced and reconstituted quarterly on the third Friday of the last month in each calendar quarter.

Fund Performance (as of May 31, 2023)

	6 Months	1 Year	Since Inception^
ALPS Global Travel Beneficiaries ETF - NAV	3.17%	1.34%	-7.36%
ALPS Global Travel Beneficiaries ETF - Market Price*	2.87%	0.97%	-7.34%
S-Network Global Travel Net Total Return Index	3.72%	1.82%	-6.91%
Morningstar® Global Markets Net Return Index	3.01%	0.31%	-6.64%

Total Expense Ratio (per the current prospectus) is 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on September 8, 2021, with the first day of trading on the exchange of September 9, 2021.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The S-Network Global Travel Net Total Return Index (Ticker: TRAVEL) is an Index of stocks listed on global recognized stock exchanges that are materially engaged in segments of the global travel industry, including Airlines & Airport Services; Hotels, Casinos, and Cruise Lines; Booking & Rental Agencies; and ancillary beneficiaries of global travel. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

The Morningstar® Global Markets Net Return Index, measures the performance of the stocks located in the developed and emerging countries across the world. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

7 | May 31, 2023

ALPS Global Travel Beneficiaries ETF

Performance Overview	May 31, 2023 (Unaudited)

The ALPS Global Travel Beneficiaries ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Global Travel Beneficiaries ETF.

8 | May 31, 2023

ALPS Global Travel Beneficiaries ETF

Performance Overview	May 31, 2023 (Unaudited)

Top Ten Holdings* (as of May 31, 2023)

Uber Technologies, Inc.	5.45%
LVMH Moet Hennessy Louis Vuitton SE	4.75%
Marriott International, Inc.	4.65%
Booking Holdings, Inc.	4.65%
Hilton Worldwide Holdings, Inc.	4.44%
American Express Co.	4.27%
Airbnb, Inc.	4.25%
Walt Disney Co.	4.24%
L'Oreal SA	3.97%
The Estee Lauder Company, Inc.	3.51%
Total % of Top 10 Holdings	44.18%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Thematic Allocation* (as of May 31, 2023)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9 | May 31, 2023

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

ALPS Medical Breakthroughs ETF (the “Fund” or “SBIO”) seeks investment results that correspond (before fees and expenses) generally to the performance of the S-Network® Medical Breakthroughs Total Return Index (the “Underlying Index”). The Fund will normally invest at least 80% of its net assets in securities that comprise the Underlying Index (or depositary receipts based on such securities).

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index is comprised of small- and mid-cap stocks of biotechnology companies that have one or more drugs in either Phase II or Phase III of the U.S. Food and Drug Administration ("FDA") clinical trials. In a Phase II trial, the drug is administered to a group of 100-300 people to see if it is effective and to evaluate its safety. In a Phase III trial, the drug is given to a larger group, between 500-3,000 people, to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely. Stocks selected for inclusion in the Underlying Index must be listed on a U.S. stock exchange. Underlying Index constituents must have a market capitalization of no less than $200 million and no more than $5 billion. Stocks included in the Underlying Index must also sustain an average daily trading volume in excess of $1 million for the 90-day period preceding an Underlying Index reconstitution. Constituents must be able to sustain the monthly rates at which they use shareholder capital ("cash burn rates") for at least 24 months. The Underlying Index is reconstituted semi-annually on the third Fridays of June and December.

Fund Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
ALPS Medical Breakthroughs ETF - NAV	0.93%	22.83%	-3.18%	3.56%
ALPS Medical Breakthroughs ETF - Market Price*	0.96%	22.80%	-3.20%	3.55%
S-Network Medical Breakthroughs Total Return Index	1.00%	23.87%	-2.82%	3.95%
NASDAQ Biotechnology Total Return Index	-5.82%	10.65%	4.33%	3.55%

Total Expense Ratio (per the current prospectus) is 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange- traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced investment operations on December 30, 2014.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

NASDAQ Biotechnology Total Return Index (Ticker: NBI) is a modified market capitalization-weighted index designed to measure the performance of all the NASDAQ stocks in the biotechnology sector. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

S-Network Medical Breakthroughs Total Return Index (Ticker: PMBI) is designed to capture research and development opportunities in the biotechnology industry. PMBI consists of small-cap and mid-cap biotechnology stocks listed on U.S. stock exchanges that have one or more drugs in either Phase II or Phase III U.S. FDA clinical trials. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

Companies in the pharmaceuticals and biotechnology industry may be subject to extensive litigation based on product liability and similar claims. Legislation introduced or considered by certain governments on such industries or on the healthcare sector cannot be predicted.

Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

10 | May 31, 2023

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2023 (Unaudited)

The development of new drugs generally has a high failure rate, and such failures may negatively impact the stock price of the company developing the failed drug. Biotechnology companies may have persistent losses during a new product’s transition from development to production. In order to fund operations, biotechnology companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Medical Breakthroughs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Medical Breakthroughs ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with S-Network Global Indexes, Inc.

11 | May 31, 2023

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2023 (Unaudited)

Top Ten Holdings* (as of May 31, 2023)

Prometheus Biosciences, Inc.	5.54%
Roivant Sciences, Ltd.	4.05%
IVERIC bio, Inc.	3.04%
Cerevel Therapeutics Holdings, Inc.	3.00%
Alkermes PLC	2.79%
Denali Therapeutics, Inc.	2.42%
Vaxcyte, Inc.	2.33%
ACADIA Pharmaceuticals, Inc.	2.24%
Arrowhead Pharmaceuticals, Inc.	2.19%
Cytokinetics, Inc.	2.11%
Total % of Top 10 Holdings	29.71%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Sector Allocation* (as of May 31, 2023)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

12 | May 31, 2023

ALPS ETF Trust

Disclosure of Fund Expenses	May 31, 2023 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the six month period and held through May 31, 2023.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expense Ratio(a)	Expenses Paid During Period 12/1/22 - 5/31/23(b)
ALPS Clean Energy ETF
Actual	$1,000.00	$782.90	0.55%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	0.55%	$2.77
ALPS Disruptive Technologies ETF
Actual	$1,000.00	$1,074.40	0.50%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
ALPS Global Travel Beneficiaries ETF
Actual	$1,000.00	$1,031.70	0.65%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
ALPS Medical Breakthroughs ETF
Actual	$1,000.00	$1,009.30	0.50%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

13 | May 31, 2023

ALPS Clean Energy ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (88.66%)
Consumer Discretionary (15.83%)
EVgo, Inc.(a)(b)	301,112	$1,192,404
Lucid Group, Inc.(a)(b)	2,746,883	21,315,811
Rivian Automotive, Inc.(a)(b)	1,567,847	23,094,386
Tesla, Inc.(a)	134,138	27,354,762
Workhorse Group, Inc.(a)	721,423	606,500
Total Consumer Discretionary		73,563,863

Consumer Staples (5.67%)
Darling Ingredients, Inc.(a)	415,176	26,313,855

Energy (2.97%)
Clean Energy Fuels Corp.(a)	739,402	2,972,396
Gevo, Inc.(a)	1,010,873	1,304,026
Green Plains, Inc.(a)	252,725	7,329,025
REX American Resources Corp.(a)	67,224	2,214,359
Total Energy		13,819,806

Financials (2.00%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	395,697	9,310,750

Industrials (22.54%)
Ameresco, Inc., Class A(a)	139,323	6,002,035
Array Technologies, Inc.(a)	629,620	13,958,675
Ballard Power Systems, Inc.(a)	1,043,919	4,363,581
Blink Charging Co.(a)(b)	229,019	1,541,298
ChargePoint Holdings, Inc.(a)(b)	1,207,098	11,672,638
Energy Vault Holdings, Inc.(a)(b)	415,684	872,936
Fluence Energy, Inc.(a)	171,293	4,248,067
Hyliion Holdings Corp.(a)	573,726	940,911
Li-Cycle Holdings Corp.(a)	567,246	2,677,401
Lion Electric Co.(a)(b)	418,664	791,275
Nikola Corp.(a)(b)	1,796,758	1,121,177
Plug Power, Inc.(a)	1,917,277	15,951,745
Proterra, Inc.(a)	832,157	890,408
Shoals Technologies Group, Inc., Class A(a)	602,824	14,160,336
Stem, Inc.(a)	643,294	3,550,983
SunPower Corp.(a)	373,456	3,958,634
Sunrun, Inc.(a)(b)	917,398	16,182,901
TPI Composites, Inc.(a)	175,286	1,868,549
Total Industrials		104,753,550

Information Technology (12.97%)
Enphase Energy, Inc.(a)	122,167	21,242,398
First Solar, Inc.(a)	126,312	25,636,284
Security Description	Shares	Value
Information Technology (continued)
Itron, Inc.(a)	197,680	$13,388,866
Total Information Technology		60,267,548

Materials (8.16%)
Albemarle Corp.	102,328	19,803,538
Livent Corp.(a)	785,458	18,104,807
Total Materials		37,908,345

Utilities (18.52%)
Altus Power, Inc.(a)	212,764	1,010,629
Boralex, Inc., Class A(b)	448,931	12,404,716
Clearway Energy, Inc., Class C	359,106	10,317,115
Innergex Renewable Energy, Inc.(b)	678,766	7,030,166
Montauk Renewables, Inc.(a)	262,179	1,819,522
Northland Power, Inc.(b)	1,090,786	23,928,992
Ormat Technologies, Inc.	205,782	17,512,048
Sunnova Energy International, Inc.(a)	435,020	7,682,453
TransAlta Renewables, Inc.(b)	468,304	4,350,139
Total Utilities		86,055,780

TOTAL COMMON STOCKS
(Cost $615,848,469)		411,993,497

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (11.09%)
Energy (0.25%)
Enviva, Inc.	134,205	1,178,320

Utilities (10.84%)
Brookfield Renewable Partners LP	911,312	27,584,390
NextEra Energy Partners LP(b)	380,080	22,774,394
Total Utilities		50,358,784

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $65,159,055)		51,537,104

14 | May 31, 2023

ALPS Clean Energy ETF

Schedule of Investments	May 31, 2023 (Unaudited)

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (8.43%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $364,549)	5.02%	364,549	$364,549

Investments Purchased with Collateral from Securities Loaned (8.35%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $38,794,170)		38,794,170	38,794,170
TOTAL SHORT TERM INVESTMENTS
(Cost $39,158,719)			39,158,719

TOTAL INVESTMENTS (108.18%)
(Cost $720,166,243)			$502,689,320
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.18%)			(38,003,917)
NET ASSETS - 100.00%			$464,685,403

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $59,805,453.

See Notes to Financial Statements.

15 | May 31, 2023

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.83%)
Communication Services (1.32%)
Netflix, Inc.(a)	3,823	$1,510,964

Consumer Discretionary (3.78%)
ADT, Inc.	149,152	848,675
Garmin, Ltd.	11,806	1,217,789
iRobot Corp.(a)	25,957	920,176
Tesla, Inc.(a)	6,596	1,345,122
Total Consumer Discretionary		4,331,762

Financials (14.89%)
Adyen NV(a)(b)(c)	787	1,284,383
American Express Co.	6,632	1,051,570
Block, Inc., Class A(a)	15,447	932,844
Fidelity National Information Services, Inc.	19,086	1,041,523
Fiserv, Inc.(a)	9,891	1,109,671
FleetCor Technologies, Inc.(a)	5,545	1,256,219
Global Payments, Inc.	10,801	1,055,150
GMO Payment Gateway, Inc.	13,600	1,075,701
Kaspi.KZ JSC, GDR(c)	15,117	1,209,360
Mastercard, Inc., Class A	3,196	1,166,604
Moody's Corp.	3,871	1,226,642
Pagseguro Digital, Ltd., Class A(a)	129,418	1,287,709
PayPal Holdings, Inc.(a)	15,007	930,284
S&P Global, Inc.	3,415	1,254,774
Visa, Inc., Class A	5,160	1,140,515
Total Financials		17,022,949

Health Care (10.59%)
Align Technology, Inc.(a)	3,543	1,001,464
Boston Scientific Corp.(a)	24,157	1,243,602
Cutera, Inc.(a)(d)	37,004	622,037
Dexcom, Inc.(a)	10,179	1,193,590
DiaSorin SpA	9,701	997,537
HealthEquity, Inc.(a)	17,081	936,039
Insulet Corp.(a)	4,034	1,106,325
Intuitive Surgical, Inc.(a)	4,965	1,528,425
PROCEPT BioRobotics Corp.(a)	34,853	1,165,833
ResMed, Inc.	5,404	1,139,109
Smith & Nephew PLC, Sponsored ADR	39,529	1,181,917
Total Health Care		12,115,878

Industrials (14.78%)
AeroVironment, Inc.(a)	12,499	1,167,532
AutoStore Holdings, Ltd.(a)(b)(c)(d)	505,748	1,065,697
Security Description	Shares	Value
Industrials (continued)
Experian PLC	33,947	$1,195,909
FANUC Corp.	31,662	1,090,359
Proto Labs, Inc.(a)	34,196	1,051,869
RELX PLC, Sponsored ADR(d)	37,278	1,166,801
Schneider Electric SE	6,853	1,181,845
Sensata Technologies Holding PLC	22,797	946,531
SS&C Technologies Holdings, Inc.	19,900	1,093,704
Thomson Reuters Corp.(d)	9,325	1,185,769
TransUnion	18,150	1,306,437
Verisk Analytics, Inc.	6,233	1,365,713
Vestas Wind Systems A/S	37,875	1,078,298
Wolters Kluwer NV	9,616	1,097,750
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,254,800	910,199
Total Industrials		16,904,413

Information Technology (51.49%)
Adobe, Inc.(a)	3,363	1,405,028
Alarm.com Holdings, Inc.(a)	22,660	1,137,985
Allegro MicroSystems, Inc.(a)	25,186	990,565
ams-OSRAM AG(a)	144,954	1,063,500
ANSYS, Inc.(a)	3,790	1,226,406
Autodesk, Inc.(a)	5,674	1,131,339
Black Knight, Inc.(a)	19,183	1,108,394
Check Point Software Technologies, Ltd.(a)	9,102	1,136,021
Cognex Corp.	23,592	1,296,616
Crowdstrike Holdings, Inc., Class A(a)	9,352	1,497,535
CyberArk Software, Ltd.(a)	7,904	1,222,985
Dassault Systemes SE	29,273	1,286,330
Datadog, Inc., Class A(a)	16,245	1,541,812
Dynatrace, Inc.(a)	28,146	1,435,165
FARO Technologies, Inc.(a)	42,326	638,699
First Solar, Inc.(a)	5,368	1,089,489
Fortinet, Inc.(a)	19,007	1,298,748
Gen Digital, Inc.	64,127	1,124,788
Guidewire Software, Inc.(a)	15,576	1,292,496
Intuit, Inc.	2,830	1,186,110
Itron, Inc.(a)	21,095	1,428,765
Keyence Corp.	2,500	1,216,580
Materialise NV, ADR(a)	135,516	1,263,009
Nemetschek SE	19,966	1,563,066
Okta, Inc.(a)	13,588	1,235,149
Omron Corp.	19,700	1,191,261
Palo Alto Networks, Inc.(a)	6,156	1,313,629
PTC, Inc.(a)	9,434	1,267,930
16 | May 31, 2023

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
Qorvo, Inc.(a)	11,633	$1,131,426
Qualys, Inc.(a)	9,594	1,211,338
Renishaw PLC	22,756	1,145,316
Salesforce, Inc.(a)	6,384	1,426,058
SAP SE, Sponsored ADR	9,799	1,278,182
ServiceNow, Inc.(a)	2,675	1,457,286
Silicon Laboratories, Inc.(a)	6,602	928,703
Skyworks Solutions, Inc.	10,015	1,036,653
Snowflake, Inc., Class A(a)	8,344	1,379,764
SolarEdge Technologies, Inc.(a)	3,620	1,031,085
Splunk, Inc.(a)	12,001	1,191,579
Stratasys, Ltd.(a)(d)	81,203	1,181,504
Temenos AG	14,668	1,235,929
Trend Micro, Inc.	23,770	1,132,839
VMware, Inc., Class A(a)	9,672	1,318,197
Workday, Inc., Class A(a)	6,263	1,327,693
Xero, Ltd.(a)	19,759	1,413,101
Xinyi Solar Holdings, Ltd.	990,000	977,300
Zoom Video Communications, Inc., Class A(a)	16,798	1,127,650
Zscaler, Inc.(a)	10,349	1,402,083
Total Information Technology		58,923,086

Real Estate (1.08%)
Equinix, Inc.	1,652	1,231,649

Utilities (0.90%)
China Longyuan Power Group Corp., Ltd., Class H	918,000	1,029,320

TOTAL COMMON STOCKS
(Cost $124,020,217)		113,070,021

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (1.07%)
Utilities (1.07%)
Brookfield Renewable Partners LP	40,281	1,219,261

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,224,303)		1,219,261
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.00%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $11,835)	5.02%	11,835	$11,835

Investments Purchased with Collateral from Securities Loaned (0.99%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $1,133,397)		1,133,397	1,133,397
TOTAL SHORT TERM INVESTMENTS
(Cost $1,145,232)			1,145,232

TOTAL INVESTMENTS (100.90%)
(Cost $126,389,752)			$115,434,514
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.90%)			(1,028,697)
NET ASSETS - 100.00%			$114,405,817

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,350,080, representing 2.05% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2023, the market value of those securities was $3,559,440 representing 3.11% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,809,638.

See Notes to Financial Statements.

17 | May 31, 2023

ALPS Global Travel Beneficiaries ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.86%)
Communication Services (4.44%)
TripAdvisor, Inc.(a)	764	$11,888
Walt Disney Co.(a)	2,891	254,292
Total Communication Services		266,180

Consumer Discretionary (50.02%)
Airbnb, Inc., Class A(a)	2,322	254,886
Amadeus IT Group SA	1,764	126,143
Booking Holdings, Inc.(a)	111	278,474
Caesars Entertainment, Inc.(a)	1,404	57,578
Churchill Downs, Inc.	478	64,922
Cie Financiere Richemont SA, Class A	1,214	192,680
Dufry AG(a)	339	15,324
Expedia Group, Inc.(a)	944	90,350
Flight Centre Travel Group, Ltd.(a)	1,199	16,479
Galaxy Entertainment Group, Ltd.(a)	11,000	68,202
Genting Singapore, Ltd.	87,700	65,501
H World Group, Ltd., ADR	1,585	58,043
Hilton Worldwide Holdings, Inc.	1,953	265,842
InterContinental Hotels Group PLC	383	25,099
Las Vegas Sands Corp.(a)	1,907	105,133
LVMH Moet Hennessy Louis Vuitton SE	327	284,484
Marriott International, Inc., Class A	1,661	278,699
Marriott Vacations Worldwide Corp.	244	30,066
MGM Resorts International	2,280	89,581
Oriental Land Co., Ltd.	4,400	165,073
Sabre Corp.(a)(b)	3,392	10,515
Samsonite International SA(a)(c)(d)	11,400	28,942
Sega Sammy Holdings, Inc.	1,300	25,296
Sonder Holdings, Inc.(a)	15,712	11,152
Tongcheng Travel Holdings, Ltd.(a)(d)	7,600	15,160
Trainline PLC(a)(c)(d)	5,138	15,646
Trip.com Group, Ltd., ADR	4,097	129,384
TUI AG(a)	5,718	36,146
Vacasa, Inc.(a)(b)	11,823	9,071
Vail Resorts, Inc.	322	78,310
WH Smith PLC	813	15,878
Wyndham Hotels & Resorts, Inc.	647	44,158
Security Description	Shares	Value
Consumer Discretionary (continued)
Wynn Resorts, Ltd.	462	$45,599
Total Consumer Discretionary		2,997,816

Consumer Staples (9.57%)
Estee Lauder Cos., Inc., Class A	1,144	210,530
Hormel Foods Corp.	2,035	77,838
Kose Corp.	300	30,145
L'Oreal SA	558	237,983
Premium Brands Holdings Corp.	231	17,017
Total Consumer Staples		573,513

Financials (4.95%)
American Express Co.	1,615	256,074
Euronet Worldwide, Inc.(a)	365	40,661
Total Financials		296,735

Industrials (26.17%)
Aena SME SA(c)(d)	177	27,660
Air Canada(a)	1,806	28,510
Airports of Thailand PCL(a)	8,300	16,874
Alaska Air Group, Inc.(a)	1,095	49,198
American Airlines Group, Inc.(a)	3,678	54,361
ANA Holdings, Inc.(a)	4,200	93,300
Auckland International Airport, Ltd.(a)	6,425	34,344
Avis Budget Group, Inc.(a)	74	12,416
Dassault Aviation SA	82	13,866
Delta Air Lines, Inc.(a)	5,173	187,935
Deutsche Lufthansa AG(a)	2,378	23,283
Elis SA	838	14,493
Grab Holdings, Ltd.(a)	5,182	15,442
Grupo Aeroportuario del Centro Norte SAB de CV	1,880	19,471
Grupo Aeroportuario del Pacifico SAB de CV	2,256	39,915
Grupo Aeroportuario del Sureste SAB de CV, ADR	145	40,652
Hertz Global Holdings, Inc.(a)	840	13,171
International Consolidated Airlines Group SA(a)	8,481	16,289
Japan Airlines Co., Ltd.	3,000	57,405
Korean Air Lines Co., Ltd.	3,178	52,917
Localiza Rent a Car SA	2,792	34,143
Lyft, Inc., Class A(a)	1,741	15,704
Qantas Airways, Ltd.(a)	14,398	62,278
Ryanair Holdings PLC, ADR(a)	169	17,759
Sixt SE	116	12,709
Southwest Airlines Co.	5,330	159,207

18 | May 31, 2023

ALPS Global Travel Beneficiaries ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Industrials (continued)
Turk Hava Yollari AO(a)	3,361	$23,307
Uber Technologies, Inc.(a)	8,607	326,464
United Airlines Holdings, Inc.(a)	2,212	104,993
Total Industrials		1,568,066

Information Technology (0.77%)
Agilysys, Inc.(a)	187	13,902
Clear Secure, Inc.	571	14,109
PROS Holdings, Inc.(a)	605	18,344
Total Information Technology		46,355

Real Estate (3.94%)
Gaming and Leisure Properties, Inc.	2,473	119,050
Host Hotels & Resorts, Inc.	4,037	67,014
Ryman Hospitality Properties, Inc.	542	49,718
Total Real Estate		235,782

TOTAL COMMON STOCKS
(Cost $6,537,555)		5,984,447

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.34%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $6,309)	5.02%	6,309	6,309

Investments Purchased with Collateral from Securities Loaned (0.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $14,038)		14,038	14,038
TOTAL SHORT TERM INVESTMENTS
(Cost $20,347)			20,347

TOTAL INVESTMENTS (100.20%)
(Cost $6,557,902)			$6,004,794
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.20%)			(11,899)
NET ASSETS - 100.00%			$5,992,895
(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $12,621.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $72,248, representing 1.21% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2023, the market value of those securities was $87,409 representing 1.46% of net assets.

See Notes to Financial Statements.

19 | May 31, 2023

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.00%)
Biotechnology (88.46%)
89bio, Inc.(a)	33,547	$611,562
Aadi Bioscience, Inc.(a)	16,187	129,496
ACADIA Pharmaceuticals, Inc.(a)	107,555	2,527,543
Aerovate Therapeutics, Inc.(a)	16,322	265,233
Affimed NV(a)	96,828	85,180
Agenus, Inc.(a)	202,238	315,491
Agios Pharmaceuticals, Inc.(a)	36,678	927,220
Akero Therapeutics, Inc.(a)	31,001	1,382,025
Aldeyra Therapeutics, Inc.(a)	38,853	368,715
Alector, Inc.(a)	55,089	409,862
Alkermes PLC(a)	109,021	3,153,979
Allovir, Inc.(a)(b)	60,710	228,877
Altimmune, Inc.(a)	32,694	132,084
ALX Oncology Holdings, Inc.(a)	27,039	180,350
AnaptysBio, Inc.(a)	18,529	353,904
Anavex Life Sciences Corp.(a)	51,775	478,401
Arbutus Biopharma Corp.(a)(b)	107,861	268,574
Arcellx, Inc.(a)	29,094	1,284,500
Arcus Biosciences, Inc.(a)	48,439	994,937
Arcutis Biotherapeutics, Inc.(a)(b)	40,527	304,358
Arrowhead Pharmaceuticals, Inc.(a)	71,805	2,470,810
Aura Biosciences, Inc.(a)	23,911	270,673
Aurinia Pharmaceuticals, Inc.(a)(b)	94,593	847,553
Avidity Biosciences, Inc.(a)	46,978	498,906
BELLUS Health, Inc.(a)	83,785	1,224,099
BioAtla, Inc.(a)	31,334	98,702
BioCryst Pharmaceuticals, Inc.(a)(b)	123,683	1,022,858
Bioxcel Therapeutics, Inc.(a)	18,588	333,469
Blueprint Medicines Corp.(a)	39,776	2,248,139
Cara Therapeutics, Inc.(a)	35,791	113,815
Catalyst Pharmaceuticals, Inc.(a)	68,987	796,800
Celldex Therapeutics, Inc.(a)	31,324	996,103
Cerevel Therapeutics Holdings, Inc.(a)(b)	103,887	3,386,716
Chinook Therapeutics, Inc.(a)	64,385	1,056,740
Cogent Biosciences, Inc.(a)	46,369	544,372
Compass Pathways PLC, ADR(a)(b)	28,283	207,597
Crinetics Pharmaceuticals, Inc.(a)	35,770	780,859
Cytokinetics, Inc.(a)(b)	63,110	2,378,617
Day One Biopharmaceuticals, Inc.(a)	48,824	649,359
Security Description	Shares	Value
Biotechnology (continued)
Denali Therapeutics, Inc.(a)	90,614	$2,738,355
Emergent BioSolutions, Inc.(a)	33,269	283,785
Enanta Pharmaceuticals, Inc.(a)	13,856	325,339
EQRx, Inc.(a)	324,171	570,541
FibroGen, Inc.(a)	62,228	1,073,433
Galapagos NV, Sponsored ADR(a)(b)	43,318	1,791,632
Geron Corp.(a)	290,010	948,333
Gritstone bio, Inc.(a)	58,158	112,245
HilleVax, Inc.(a)	22,128	376,619
I-Mab, ADR(a)(b)	55,059	170,683
Immunocore Holdings PLC, ADR(a)(b)	31,872	1,758,697
ImmunoGen, Inc.(a)	149,922	2,044,936
Immunovant, Inc.(a)	86,277	1,812,680
Intercept Pharmaceuticals, Inc.(a)	27,648	291,410
iTeos Therapeutics, Inc.(a)	23,600	384,208
IVERIC bio, Inc.(a)	90,914	3,432,004
Keros Therapeutics, Inc.(a)	18,937	906,325
Kezar Life Sciences, Inc.(a)(b)	45,447	126,343
Kodiak Sciences, Inc.(a)(b)	34,705	205,801
Krystal Biotech, Inc.(a)	17,071	2,011,817
Kura Oncology, Inc.(a)	45,410	604,861
MannKind Corp.(a)(b)	174,625	810,260
Marinus Pharmaceuticals Inc(a)	32,921	234,068
Mersana Therapeutics, Inc.(a)	71,672	538,973
Merus NV(a)	30,728	667,412
Mirati Therapeutics, Inc.(a)	38,424	1,427,836
Novavax, Inc.(a)(b)	57,175	460,259
Ocugen, Inc.(a)	150,226	69,104
OmniAb Operations, Inc.(a)	7,306	–
PDS Biotechnology Corp.(a)(b)	18,910	181,158
Point Biopharma Global, Inc.(a)	70,093	649,762
Prometheus Biosciences, Inc.(a)	31,506	6,260,240
Protagonist Therapeutics, Inc.(a)	32,643	851,003
Prothena Corp. PLC(a)(b)	34,838	2,314,288
RAPT Therapeutics, Inc.(a)	22,520	451,076
Recursion Pharmaceuticals, Inc.(a)(b)	126,898	1,112,895
REGENXBIO, Inc.(a)	28,834	496,810
Replimune Group, Inc.(a)	37,590	713,834
Rhythm Pharmaceuticals, Inc.(a)	37,651	627,266
Rocket Pharmaceuticals, Inc.(a)	52,641	1,101,776
Roivant Sciences, Ltd.(a)	503,061	4,572,823
Sage Therapeutics, Inc.(a)	39,587	1,959,557
SpringWorks Therapeutics, Inc.(a)(b)	41,470	1,135,449

20 | May 31, 2023

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Biotechnology (continued)
Stoke Therapeutics, Inc.(a)(b)	29,290	$328,048
Syndax Pharmaceuticals, Inc.(a)	45,406	906,758
Travere Therapeutics, Inc.(a)	48,451	866,788
Ultragenyx Pharmaceutical, Inc.(a)	46,545	2,297,461
Vanda Pharmaceuticals, Inc.(a)	37,673	224,154
Vaxcyte, Inc.(a)	53,057	2,627,383
Vera Therapeutics, Inc.(a)	27,824	232,330
Vericel Corp.(a)	31,425	1,009,371
Viking Therapeutics, Inc.(a)	52,082	1,143,721
Vir Biotechnology, Inc.(a)	88,527	2,361,015
Xencor, Inc.(a)	39,831	1,079,420
Xenon Pharmaceuticals, Inc.(a)	41,780	1,609,783
Zai Lab, Ltd., ADR(a)(b)	68,998	2,241,745
Total Biotechnology		99,862,351

Health Care Providers & Services (0.63%)
OPKO Health, Inc.(a)	512,639	712,568

Pharmaceuticals (10.91%)
Aclaris Therapeutics, Inc.(a)(b)	44,245	369,446
Amylyx Pharmaceuticals, Inc.(a)	43,893	1,083,717
Arvinas, Inc.(a)	35,344	771,560
ATAI Life Sciences NV(a)	110,053	196,995
Atea Pharmaceuticals, Inc.(a)	55,294	220,623
Axsome Therapeutics, Inc.(a)(b)	28,842	2,127,962
Belite Bio, Inc., ADR(a)	15,897	262,142
Cassava Sciences, Inc.(a)(b)	27,694	628,931
Corcept Therapeutics, Inc.(a)	71,518	1,679,957
Cymabay Therapeutics, Inc.(a)	62,819	564,115
Edgewise Therapeutics, Inc.(a)(b)	41,972	424,757
Fulcrum Therapeutics, Inc.(a)(b)	40,978	111,460
NGM Biopharmaceuticals, Inc.(a)	54,435	164,938
Pliant Therapeutics, Inc.(a)	32,348	699,687
Tarsus Pharmaceuticals, Inc.(a)	17,693	296,358
Terns Pharmaceuticals, Inc.(a)(b)	31,825	337,663
Ventyx Biosciences, Inc.(a)	37,580	1,295,383
Verona Pharma PLC, ADR(a)(b)	50,279	1,082,004
Total Pharmaceuticals		12,317,698

TOTAL COMMON STOCKS
(Cost $120,030,055)		112,892,617
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.64%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $44,213)	5.02%	44,213	$44,213

Investments Purchased with Collateral from Securities Loaned (2.60%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $2,939,478)		2,939,478	2,939,478
TOTAL SHORT TERM INVESTMENTS
(Cost $2,983,691)			2,983,691

TOTAL INVESTMENTS (102.64%)
(Cost $123,013,746)			$115,876,308
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.64%)			(2,980,310)
NET ASSETS - 100.00%			$112,895,998

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,599,291.

See Notes to Financial Statements

21 | May 31, 2023

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2023 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Global Travel Beneficiaries ETF	ALPS Medical Breakthroughs ETF
ASSETS:
Investments, at value(a)	$502,689,320	$115,434,514	$6,004,794	$115,876,308
Cash	31,507	5,631	–	–
Dividends receivable	973,967	146,192	5,546	7,151
Receivable for investments sold	1,285,174	1,163,613	–	–
Total Assets	504,979,968	116,749,950	6,010,340	115,883,459

LIABILITIES:
Payable to adviser	214,862	47,785	3,407	47,983
Payable for investments purchased	199,819	225,199	–	–
Payable for capital shares redeemed	1,085,714	937,752	–	–
Payable for collateral upon return of securities loaned	38,794,170	1,133,397	14,038	2,939,478
Total Liabilities	40,294,565	2,344,133	17,445	2,987,461
NET ASSETS	$464,685,403	$114,405,817	$5,992,895	$112,895,998

NET ASSETS CONSIST OF:
Paid-in capital	$832,316,310	$143,568,462	$7,200,570	$257,648,284
Total distributable earnings/(accumulated losses)	(367,630,907)	(29,162,645)	(1,207,675)	(144,752,286)
NET ASSETS	$464,685,403	$114,405,817	$5,992,895	$112,895,998

INVESTMENTS, AT COST	$720,166,243	$126,389,752	$6,557,902	$123,013,746

PRICING OF SHARES
Net Assets	$464,685,403	$114,405,817	$5,992,895	$112,895,998
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	10,700,002	3,050,002	275,002	3,575,000
Net Asset Value, offering and redemption price per share	$43.43	$37.51	$21.79	$31.58

(a)	Includes $59,805,453, $2,809,638, $12,621 and $7,599,291 of securities on loan.

See Notes to Financial Statements.

22 | May 31, 2023

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2023 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Global Travel Beneficiaries ETF	ALPS Medical Breakthroughs ETF
INVESTMENT INCOME:
Dividends*	$2,884,082	$426,965	$38,261	$1,105
Securities Lending Income	2,486,704	5,474	119	58,496
Total Investment Income	5,370,786	432,439	38,380	59,601

EXPENSES:
Investment adviser fees	1,492,689	284,899	23,120	269,268
Total Expenses	1,492,689	284,899	23,120	269,268
NET INVESTMENT INCOME/(LOSS)	3,878,097	147,540	15,260	(209,667)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments(a)	(33,967,397)	(961,444)	182,361	(3,932,354)
Net realized gain/(loss) on foreign currency transactions	3,115	(22)	(310)	–
Total net realized gain/(loss)	(33,964,282)	(961,466)	182,051	(3,932,354)
Net change in unrealized appreciation/(depreciation) on investments	(114,175,648)	8,794,104	164,717	5,068,524
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,036)	(3,180)	(17)	–
Total net change in unrealized appreciation/(depreciation)	(114,176,684)	8,790,924	164,700	5,068,524
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(148,140,966)	7,829,458	346,751	1,136,170
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(144,262,869)	$7,976,998	$362,011	$926,503
*Net of foreign tax withholding.	$379,657	$30,124	$2,457	$–

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements.

23 | May 31, 2023

ALPS Clean Energy ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$3,878,097	$5,115,730
Net realized loss	(33,964,282)	(19,774,548)
Net change in unrealized appreciation/(depreciation)	(114,176,684)	(235,883,266)
Net decrease in net assets resulting from operations	(144,262,869)	(250,542,084)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,612,095)	(2,463,315)
From tax return of capital	–	(3,378,816)
Total distributions	(2,612,095)	(5,842,131)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	29,705,074	203,438,962
Cost of shares redeemed	(126,055,561)	(253,910,852)
Net decrease from capital share transactions	(96,350,487)	(50,471,890)
Net decrease in net assets	(243,225,451)	(306,856,105)

NET ASSETS:
Beginning of period	707,910,854	1,014,766,959
End of period	$464,685,403	$707,910,854

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	12,700,002	13,725,002
Shares sold	650,000	3,625,000
Shares redeemed	(2,650,000)	(4,650,000)
Shares outstanding, end of period	10,700,002	12,700,002

See Notes to Financial Statements.

24 | May 31, 2023

ALPS Disruptive Technologies ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income/(loss)	$147,540	$(74,355)
Net realized gain/(loss)	(961,466)	4,788,241
Net change in unrealized appreciation/(depreciation)	8,790,924	(64,939,656)
Net increase/(decrease) in net assets resulting from operations	7,976,998	(60,225,770)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(25,708)	(621,900)
Total distributions	(25,708)	(621,900)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,675,546	14,781,795
Cost of shares redeemed	(17,434,603)	(69,266,142)
Net decrease from capital share transactions	(15,759,057)	(54,484,347)
Net decrease in net assets	(7,807,767)	(115,332,017)

NET ASSETS:
Beginning of period	122,213,584	237,545,601
End of period	$114,405,817	$122,213,584

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,500,002	4,925,002
Shares sold	50,000	325,000
Shares redeemed	(500,000)	(1,750,000)
Shares outstanding, end of period	3,050,002	3,500,002

See Notes to Financial Statements.

25 | May 31, 2023

ALPS Global Travel Beneficiaries ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income/(loss)	$15,260	$(16,209)
Net realized gain/(loss)	182,051	(513,843)
Net change in unrealized appreciation/(depreciation)	164,700	(342,658)
Net increase/(decrease) in net assets resulting from operations	362,011	(872,710)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,090)	(12,194)
Total distributions	(3,090)	(12,194)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	576,399	9,593,771
Cost of shares redeemed	(2,863,139)	(8,453,163)
Net increase/(decrease) from capital share transactions	(2,286,740)	1,140,608
Net increase/(decrease) in net assets	(1,927,819)	255,704

NET ASSETS:
Beginning of period	7,920,714	7,665,010
End of period	$5,992,895	$7,920,714

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	375,002	325,002
Shares sold	25,000	450,000
Shares redeemed	(125,000)	(400,000)
Shares outstanding, end of period	275,002	375,002

See Notes to Financial Statements.

26 | May 31, 2023

ALPS Medical Breakthroughs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment loss	$(209,667)	$(481,312)
Net realized loss	(3,932,354)	(64,609,014)
Net change in unrealized appreciation/(depreciation)	5,068,524	14,490,450
Net increase/(decrease) in net assets resulting from operations	926,503	(50,599,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,897,730	23,693,301
Cost of shares redeemed	(8,936,811)	(47,014,164)
Net decrease from capital share transactions	(3,039,081)	(23,320,863)
Net decrease in net assets	(2,112,578)	(73,920,739)

NET ASSETS:
Beginning of period	115,008,576	188,929,315
End of period	$112,895,998	$115,008,576

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,675,000	4,400,000
Shares sold	200,000	725,000
Shares redeemed	(300,000)	(1,450,000)
Shares outstanding, end of period	3,575,000	3,675,000

See Notes to Financial Statements.

27 | May 31, 2023

ALPS Clean Energy ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period June 28, 2018 (Commencement of Operations) to November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$55.74		$73.94	$70.05		$32.23	$25.03	$24.95

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34		0.39	0.20		0.25	0.32	0.09
Net realized and unrealized gain/(loss)	(12.44)		(18.14)	4.11		38.08	7.42	(0.01)
Total from investment operations	(12.10)		(17.75)	4.31		38.33	7.74	0.08

DISTRIBUTIONS:
From net investment income	(0.21)		(0.19)	(0.17)		(0.18)	(0.23)	–
Tax return of capital	–		(0.26)	(0.25)		(0.33)	(0.31)	–
Total distributions	(0.21)		(0.46)	(0.42)		(0.51)	(0.54)	–

Net increase/(decrease) in net asset value	(12.31)		(18.20)	3.89		37.82	7.20	0.08
NET ASSET VALUE, END OF PERIOD	$43.43		$55.74	$73.94		$70.05	$32.23	$25.03
TOTAL RETURN(b)	(21.71)%		(24.00)%	6.16%		120.45%	31.28%	0.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$464,685		$707,911	$1,014,767		$609,457	$106,359	$16,271

Ratio of expenses to average net assets	0.55	%(c)	0.55%	0.56	%(d)	0.65%	0.65%	0.65	%(c)
Ratio of net investment income to average net assets	1.43	%(c)	0.69%	0.26%		0.57%	1.10%	0.89	%(c)
Portfolio turnover rate(e)	23%		44%	39%		34%	15%	9%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Effective January 1, 2021, the Fund's Advisory Fee changed from 0.65% to 0.55%.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

28 | May 31, 2023

ALPS Disruptive Technologies ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period December 28, 2017 (Commencement of Operations) to November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$34.92		$48.23	$42.99	$31.88	$26.21	$25.08

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.05		(0.02)	0.15	0.25	0.14	0.13
Net realized and unrealized gain/(loss)	2.55		(13.17)	5.26	11.00	5.61	1.00	(b)
Total from investment operations	2.60		(13.19)	5.41	11.25	5.75	1.13
DISTRIBUTIONS:
From net investment income	(0.01)		(0.12)	(0.17)	(0.14)	(0.08)	–
Total distributions	(0.01)		(0.12)	(0.17)	(0.14)	(0.08)	–

Net increase/(decrease) in net asset value	2.59		(13.31)	5.24	11.11	5.67	1.13
NET ASSET VALUE, END OF PERIOD	$37.51		$34.92	$48.23	$42.99	$31.88	$26.21
TOTAL RETURN(c)	7.44%		(27.41)%	12.60%	35.42%	22.04%	4.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$114,406		$122,214	$237,546	$150,459	$74,910	$48,483

Ratio of expenses to average net assets	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50	%(d)
Ratio of net investment income/(loss) to average net assets	0.26	%(d)	(0.05)%	0.31%	0.72%	0.48%	0.53	%(d)
Portfolio turnover rate(e)	14%		31%	26%	38%	42%	33%

(a)	Based on average shares outstanding during the period.

(b)	Net realized and unrealized gain on investments per share does not correlate to aggregate of the net realized and unrealized loss in the Statements of Operations for the period ended November 30, 2018, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

29 | May 31, 2023

ALPS Global Travel Beneficiaries ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Period September 8, 2021 (Commencement of Operations) to November 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$21.12		$23.58	$24.91

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.05		(0.04)	0.05
Net realized and unrealized gain/(loss)	0.63		(2.39)	(1.38)
Total from investment operations	0.68		(2.43)	(1.33)

DISTRIBUTIONS:
From net investment income	(0.01)		(0.03)	–
Total distributions	(0.01)		(0.03)	–

Net increase/(decrease) in net asset value	0.67		(2.46)	(1.33)
NET ASSET VALUE, END OF PERIOD	$21.79		$21.12	$23.58
TOTAL RETURN(b)	3.17%		(10.27)%	(5.34)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,993		$7,921	$7,665

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65	%(c)
Ratio of net investment income/(loss) to average net assets	0.43	%(c)	(0.18)%	0.82	%(c)
Portfolio turnover rate(d)	28%		57%	19%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

30 | May 31, 2023

ALPS Medical Breakthroughs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$31.29		$42.94	$49.00	$39.51	$33.59	$31.70

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	(0.06)		(0.13)	(0.18)	(0.13)	0.03	(0.10)
Net realized and unrealized gain/(loss)	0.35		(11.52)	(5.88)	9.64	6.67	2.57 (b)
Total from investment operations	0.29		(11.65)	(6.06)	9.51	6.70	2.47

DISTRIBUTIONS:
From net investment income	–		–	–	(0.02)	(0.78)	(0.58)
Total distributions	–		–	–	(0.02)	(0.78)	(0.58)

Net increase/(decrease) in net asset value	0.29		(11.65)	(6.06)	9.49	5.92	1.89
NET ASSET VALUE, END OF PERIOD	$31.58		$31.29	$42.94	$49.00	$39.51	$33.59
TOTAL RETURN(c)	0.93%		(27.13)%	(12.37)%	24.07%	20.99%	7.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$112,896		$115,009	$188,929	$242,542	$197,570	$221,694

Ratio of expenses to average net assets	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income/(loss) to average net assets	(0.39	)%(d)	(0.39)%	(0.36)%	(0.33)%	0.09%	(0.27)%
Portfolio turnover rate(e)	35%		88%	81%	68%	88%	48%

(a)	Based on average shares outstanding during the period.

(b)	Net realized and unrealized gain on investments per share does not correlate to aggregate of the net realized and unrealized loss in the Statements of Operations for the year ended November 30, 2018, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

31 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2023, the Trust consisted of twenty-three separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Global Travel Beneficiaries ETF and the ALPS Medical Breakthroughs ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS Clean Energy ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the CIBC Atlas Clean Energy Total Return Index. The investment objective of the ALPS Disruptive Technologies ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the Indxx Disruptive Technologies Index. The investment objective of the ALPS Global Travel Beneficiaries ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the S-Network Global Travel Index. The investment objective of the ALPS Medical Breakthroughs ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the S-Network Medical Breakthroughs Index.

ALPS Clean Energy ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. ALPS Disruptive Technologies ETF, ALPS Global Travel Beneficiaries ETF and ALPS Medical Breakthroughs ETF have elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

32 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

33 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2023:

ALPS Clean Energy ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$411,993,497	$–	$–	$411,993,497
Master Limited Partnerships*	51,537,104	–	–	51,537,104
Short Term Investments	39,158,719	–	–	39,158,719
Total	$502,689,320	$–	$–	$502,689,320

ALPS Disruptive Technologies ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$113,070,021	$–	$–	$113,070,021
Master Limited Partnerships*	1,219,261	–	–	1,219,261
Short Term Investments	1,145,232	–	–	1,145,232
Total	$115,434,514	$–	$–	$115,434,514

ALPS Global Travel Beneficiaries ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,984,447	$–	$–	$5,984,447
Short Term Investments	20,347	–	–	20,347
Total	$6,004,794	$–	$–	$6,004,794

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$112,892,617	$–	$–	$112,892,617
Short Term Investments	2,983,691	–	–	2,983,691
Total	$115,876,308	$–	$–	$115,876,308

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2023.

C. Foreign Investment Risk

The Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

34 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for the ALPS Disruptive Technologies ETF, the ALPS Global Travel Beneficiaries ETF and the ALPS Medical Breakthroughs ETF, if any, are declared and paid annually or as the Board may determine from time to time. Dividends from net investment income for ALPS Clean Energy ETF, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2023.

The tax character of the distributions paid during the fiscal year ended November 30, 2022 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2022
ALPS Clean Energy ETF	$2,463,315	$–	$3,378,816
ALPS Disruptive Technologies ETF	621,900	–	–
ALPS Global Travel Beneficiaries ETF	12,194	–	–
ALPS Medical Breakthroughs ETF	–	–	–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2022, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Clean Energy ETF	$95,237,759	$17,824,699
ALPS Disruptive Technologies ETF	9,594,458	6,638,043
ALPS Global Travel Beneficiaries ETF	770,617	68,861
ALPS Medical Breakthroughs ETF	81,852,451	50,190,516

35 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

As of May 31, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Global Travel Beneficiaries ETF	ALPS Medical Breakthroughs ETF
Gross appreciation (excess of value over tax cost)	$36,908,235	$12,280,554	$397,172	$23,032,574
Gross depreciation (excess of tax cost over value)	(261,923,430)	(24,450,575)	(954,780)	(31,274,637)
Net unrealized appreciation/(depreciation)	$(225,015,195)	$(12,170,021)	$(557,608)	$(8,242,063)
Cost of investments for income tax purposes	$727,704,515	$127,604,535	$6,562,402	$124,118,371

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2023.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2023, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

I. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Funds’ securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to rehypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

36 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

The following is a summary of each Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Clean Energy ETF	$59,805,453	$38,794,170	$24,091,572	$62,885,742
ALPS Disruptive Technologies ETF	2,809,638	1,133,397	1,759,745	2,893,142
ALPS Global Travel Beneficiaries ETF	12,621	14,038	–	14,038
ALPS Medical Breakthroughs ETF	7,599,291	2,939,478	4,670,247	7,609,725

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2023:

ALPS Clean Energy ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$38,794,170	$–	$–	$–	$38,794,170
Total Borrowings					38,794,170
Gross amount of recognized liabilities for securities lending (collateral received)					$38,794,170

ALPS Disruptive Technologies ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,133,397	$–	$–	$–	$1,133,397
Total Borrowings					1,133,397
Gross amount of recognized liabilities for securities lending (collateral received)					$1,133,397

ALPS Global Travel Beneficiaries ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$14,038	$–	$–	$–	$14,038
Total Borrowings					14,038
Gross amount of recognized liabilities for securities lending (collateral received)					$14,038

ALPS Medical Breakthroughs ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$2,939,478	$–	$–	$–	$2,939,478
Total Borrowings					2,939,478
Gross amount of recognized liabilities for securities lending (collateral received)					$2,939,478

37 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Clean Energy ETF	0.55%
ALPS Disruptive Technologies ETF	0.50%
ALPS Global Travel Beneficiaries ETF	0.65%
ALPS Medical Breakthroughs ETF	0.50%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Each Trustee receives (1) a quarterly retainer of $20,000, (2) a per meeting fee of $10,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$124,808,446	$125,958,577
ALPS Disruptive Technologies ETF	16,715,910	16,437,693
ALPS Global Travel Beneficiaries ETF	1,933,251	1,963,686
ALPS Medical Breakthroughs ETF	38,778,697	38,792,315

For the six months ended May 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$29,703,411	$123,635,797
ALPS Disruptive Technologies ETF	1,631,116	17,418,987
ALPS Global Travel Beneficiaries ETF	567,333	2,808,497
ALPS Medical Breakthroughs ETF	5,897,693	8,933,557

38 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

For the six months ended May 31, 2023, the in-kind net realized gain/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Clean Energy ETF	$12,476,540
ALPS Disruptive Technologies ETF	2,404,682
ALPS Global Travel Beneficiaries ETF	330,611
ALPS Medical Breakthroughs ETF	1,994,735

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Clean Energy ETF and ALPS Disruptive Technologies ETF engaged in cross trades between other funds in the Trust during the six months ended May 31, 2023 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2023, were as follows:

	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Clean Energy ETF	$–	$615,624	$(82,207)
ALPS Disruptive Technologies ETF	–	322,465	75,379

7. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund's portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

8. CONCENTRATION RISK

Each Fund seeks to track an underlying index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

9. CHANGE IN AUDITOR

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

39 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

The report of BBD on the financial statements of the Funds as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

10. SUBSEQUENT EVENTS

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

40 | May 31, 2023

ALPS ETF Trust

Additional Information	May 31, 2023 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of each Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

Fund	Qualified Dividend Income	Dividend Received Deduction
ALPS Clean Energy ETF	84.58%	13.22%
ALPS Disruptive Technologies ETF	100.00%	100.00%
ALPS Global Travel Beneficiaries ETF	100.00%	100.00%
ALPS Medical Breakthroughs ETF	0.00%	0.00%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2022 via Form 1099. The Funds will notify shareholders in early 2024 of amounts paid to them by the Funds, if any, during the calendar year 2023.

LICENSING AGREEMENT

ALPS Clean Energy ETF

CIBC NTC is the designer of the construction and methodology for the Underlying Index. “CIBC NTC” and “CIBC Atlas Clean Energy Index” are service marks or trademarks of the Index Provider. CIBC NTC acts as brand licensor for the Underlying Index and is not responsible for the descriptions of the Fund that appear herein.

The Fund is not sponsored by CIBC NTC or any of its affiliates. CIBC NTC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly. CIBC NTC does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assumes no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. CIBC NTC has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in determining, composing or calculating the Underlying Index. CIBC NTC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund.

CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund. CIBC NTC makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. CIBC NTC makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall CIBC NTC have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

All intellectual property rights in the Underlying Index vests in CIBC NTC.

41 | May 31, 2023

ALPS ETF Trust

Additional Information	May 31, 2023 (Unaudited)

The Underlying Index is the property of CIBC NTC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Underlying Index. The Underlying Index is not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Underlying Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by CIBC NTC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to CIBC NTC with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Underlying Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CIBC NTC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

The Index Provider is not affiliated with the Trust, the Adviser or ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Index Provider has entered into a license agreement with the Adviser (the “License Agreement”). The use of the Underlying Index by the Adviser and the Fund is subject to the terms of the License Agreement, which impose certain limitations and conditions on the Fund’s ability to use the Underlying Index.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

ALPS Disruptive Technologies ETF

“Indxx” is a service mark of Indxx, LLC (“Indxx” or the “Index Provider”) and has been licensed for use for certain purposes by ALPS Advisors, Inc. (the “Adviser”).

The ALPS Disruptive Technologies ETF is not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the ALPS Disruptive Technologies ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Disruptive Technologies ETF particularly. Indxx has no obligation to take the needs of ALPS Advisors, Inc. or the shareholders of ALPS Disruptive Technologies ETF into consideration in determining, composing, or calculating the Underlying Index. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the ALPS Disruptive Technologies ETF shares to be issued or in the determination or calculation of the equation by which the ALPS Disruptive Technologies ETF is to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the ALPS Disruptive Technologies ETF.

INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE INDEX(ES), TRADING BASED ON THE INDEX(ES), OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE PRODUCTS, OR FOR ANY OTHER USE. INDXX EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS, EXPRESS, STATUTORY, OR IMPLIED, EXCEPT AS SET FORTH IN THIS AGREEMENT. EXCEPT AS OTHERWISE SPECIFICALLY SET FORTH IN THIS AGREEMENT, INDXX HEREBY EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE, OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX(ES) OR ANY DATA INCLUDED THEREIN. INDXX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, ITS SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

42 | May 31, 2023

ALPS ETF Trust

Additional Information	May 31, 2023 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

ALPS Global Travel Beneficiaries ETF

S-Network and S-Network Global Travel Index are service marks of S-Network Global Indexes, Inc. ("S-Network") and have been licensed for use by the ALPS Advisors, Inc. (“ALPS” or the “Adviser”). The Fund is not issued, sponsored, endorsed, sold or promoted by S-Network or its affiliates. S-Network makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. S-Network's only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by S-Network without regard to ALPS or the Fund. S-Network is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by ALPS. S-Network has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.

S-NETWORK DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S-NETWORK GLOBAL TRAVEL INDEX OR ANY DATA INCLUDED THEREIN AND S-NETWORK SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NETWORK MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S-NETWORK GLOBAL TRAVEL INDEX OR ANY DATA INCLUDED THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S-NETWORK GLOBAL TRAVEL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, UNLESS ARISING AS A RESULT OF S-NETWORK'S (i) GROSS NEGLIGENCE OR WILLFUL MISCONDUCT, (ii) BREACH OF ITS CONFIDENTIALITY OBLIGATIONS: OR (iii) INDEMNIFICATION OBLIGATIONS, S-NETWORK SHALL NOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

ALPS Medical Breakthroughs ETF

The Fund is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the performance of the physical commodities market. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Underlying Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

43 | May 31, 2023

ALPS ETF Trust

Additional Information	May 31, 2023 (Unaudited)

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Standard & Poor’s Custom Indexes serves as calculation agent for the Index. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, Inc. is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, Inc.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

44 | May 31, 2023

ALPS ETF Trust

Liquidity Risk Management Program	May 31, 2023 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 7, 2023, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

45 | May 31, 2023

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2023

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)

ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)

ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)

ALPS REIT Dividend Dogs ETF (NYSE ARCA: RDOG)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview	1
Disclosure of Fund Expenses	10
Financial Statements
Schedule of Investments	11
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	24
Notes to Financial Statements	28
Additional Information	37
Liquidity Risk Management Program	39

alpsfunds.com

ALPS Sector Dividend Dogs ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS Sector Dividend Dogs ETF (the “Fund” or “SDOG”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index (the “Underlying Index”).

The Underlying Index is a rules based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network US Equity WR Large-Cap 500 Index (the “S-Net 500”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors, excluding the Real Estate sector, that make up the S-Net 500 which offer the highest dividend yields.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	10 Years	Since Inception^
ALPS Sector Dividend Dogs ETF – NAV	-9.98%	-12.04%	5.23%	8.24%	9.98%
ALPS Sector Dividend Dogs ETF – Market Price*	-9.98%	-12.04%	5.21%	8.22%	9.98%
S-Network® Sector Dividend Dogs Total Return Index	-9.84%	-11.83%	5.64%	8.71%	10.46%
S&P 500® Total Return Index	3.33%	2.92%	11.01%	11.99%	12.99%

Total Expense Ratio (per the current prospectus) 0.36%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 29, 2012.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Sector Dividend Dogs Total Return Index is designed to serve as a fair, impartial and transparent measure of the performance of US large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S-Net 500. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The S&P 500® Total Return Index is an index of 500 stocks chosen for market size, liquidity and industry grouping among other factors. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

1 | May 31, 2023

ALPS Sector Dividend Dogs ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings* (as of May 31, 2023)		Sector Allocation* (as of May 31, 2023)

Hasbro, Inc.	2.54%	Information Technology	10.82%
Intel Corp.	2.43%	Utilities	10.66%
Interpublic Group of Cos., Inc.	2.32%	Consumer Staples	10.29%
Kimberly-Clark Corp.	2.31%	Industrials	10.17%
Southern Co.	2.30%	Health Care	9.98%
Medtronic PLC	2.27%	Communication Services	9.90%
HP, Inc.	2.23%	Energy	9.75%
Fastenal Co.	2.20%	Consumer Discretionary	9.65%
Pinnacle West Capital Corp.	2.20%	Materials	9.59%
Snap-On, Inc.	2.18%	Financials	9.01%
Total % of Top 10 Holdings	22.98%	Money Market Fund	0.18%
		Total	100.00%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2023

ALPS International Sector Dividend Dogs ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS International Sector Dividend Dogs ETF (the “Fund” or “IDOG”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Net Total Return Index (the “Underlying Index”).

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network® Developed International Equity 1000 Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S-Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors, excluding the Real Estate sector, that make up the S-Net Developed Markets which offer the highest dividend yields.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
ALPS International Sector Dividend Dogs ETF – NAV	5.87%	-0.21%	3.67%	4.83%
ALPS International Sector Dividend Dogs ETF – Market Price*	5.53%	-0.24%	3.73%	4.86%
S-Network® International Sector Dividend Dogs Net Total Return Index	6.05%	-0.10%	4.06%	5.22%
Morningstar® Developed Markets ex-North America Net Total Return Index	6.46%	1.95%	2.78%	4.97%

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 28, 2013.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® International Sector Dividend Dogs Net Total Return Index is designed to serve as a fair, impartial and transparent measure of the performance of international large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S-Network Developed International Equity 1000 Index. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

Morningstar® Developed Markets ex-North America Net Total Return Index measures the performance of companies in developed markets ex-North America. It covers approximately 97% of the full market capitalization in the Developed Markets ex-North America.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS International Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

3 | May 31, 2023

ALPS International Sector Dividend Dogs ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings* (as of May 31, 2023)		Sector Allocation* (as of May 31, 2023)

NEC Corp.	2.56%	Information Technology	11.54%
The Sage Group Plc	2.43%	Health Care	10.81%
Koninklijke Philips NV	2.32%	Utilities	10.41%
Jeronimo Martins SGPS SA	2.32%	Consumer Staples	10.15%
Canon, Inc.	2.32%	Consumer Discretionary	9.80%
Kyocera Corp.	2.30%	Industrials	9.75%
Enel SpA	2.27%	Energy	9.71%
Fresenius Medical Care AG & Co. KGaA	2.22%	Communication Services	9.63%
Endesa SA	2.21%	Financials	9.39%
Sanofi	2.19%	Materials	8.74%
Total % of Top 10 Holdings	23.14%	Money Market Fund	0.07%
		Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2023

ALPS Emerging Sector Dividend Dogs ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS Emerging Sector Dividend Dogs ETF (the “Fund” or “EDOG”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Net Total Return Index (the “Underlying Index”).

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network® Emerging Markets Liquid 500 Index, a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors, excluding the real estate sector, that make up the S-Network® Emerging Markets which offer the highest dividend yields. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
ALPS Emerging Sector Dividend Dogs ETF – NAV	-0.75%	-1.84%	2.54%	1.95%
ALPS Emerging Sector Dividend Dogs ETF – Market Price*	-0.46%	-2.12%	2.66%	1.99%
S-Network® Emerging Sector Dividend Dogs Net Total Return Index	-0.44%	-1.12%	3.28%	2.77%
Morningstar® Emerging Markets Net Total Return Index	0.20%	-7.35%	0.55%	3.04%

Total Expense Ratio (per the current prospectus) 0.60%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was March 28, 2014.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Emerging Sector Dividend Dogs Net Total Return Index is a portfolio of stocks derived from a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets Liquid 500 Index” or “SNX500”). The index methodology selects the five stocks in each of the GICS sectors, excluding the real estate sector, that make up the universe which offer the highest dividend yields as of the last trading day of November. The fifty stocks that are selected for inclusion in the portfolio are equally weighted. The universe includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income (certain lower middle income countries are also included, as well as stocks traded on the Taiwan Stock Exchange despite non-recognition by the World Bank). The selection criteria for the universe, in addition to the aforementioned country qualifications, also include requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

Morningstar® Emerging Markets Net Total Return Index measures the performance of emerging markets targeting the top 97% of stocks by market capitalization.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS Emerging Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

5 | May 31, 2023

ALPS Emerging Sector Dividend Dogs ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings* (as of May 31, 2023)		Sector Allocation* (as of May 31, 2023)

Richter Gedeon Nyrt	3.17%	Industrials	11.74%
TOTVS SA	2.83%	Health Care	11.26%
Wipro, Ltd.	2.73%	Consumer Staples	10.90%
Bumrungrad Hospital Pcl	2.72%	Information Technology	10.55%
Dr Reddy's Laboratories, Ltd.	2.71%	Utilities	10.50%
Bangkok Dusit Medical Services PCL	2.65%	Financials	9.48%
Delta Electronics Thailand PCL	2.62%	Energy	9.28%
Indofood Sukses Makmur Tbk PT	2.51%	Communication Services	9.24%
Infosys, Ltd.	2.37%	Materials	8.76%
Astra International Tbk PT	2.33%	Consumer Discretionary	8.19%
Total % of Top 10 Holdings	26.64%	Money Market Fund	0.10%
		Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2023

ALPS REIT Dividend Dogs ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS REIT Dividend Dogs ETF (the “Fund” or "RDOG") seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® REIT Dividend Dogs Total Return Index (the “Underlying Index”).

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying real estate investment trusts (“REITs”) (i.e. “Dividend Dogs”) in the S-Network® Composite US REIT Index, a universe of mainly REITs listed in the United States (the “S-Net U.S. REIT” or "SNREIT"), on a segment-by-segment basis. “Dividend Dogs” refers to the five REITs in each of the nine segments that make up the S-Net U.S. REIT which offer the highest dividend yields.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	10 Year	Since Inception^
ALPS REIT Dividend Dogs ETF – NAV	-14.61%	-21.80%	-0.41%	2.06%	1.60%
ALPS REIT Dividend Dogs ETF – Market Price*	-14.23%	-21.81%	-0.34%	2.10%	1.59%
S-Network® REIT Dividend Dogs Total Return Index	-14.35%	-21.51%	—	—	—
S-Network® Composite US REIT Index	-7.46%	-16.06%	4.08%	—	—
S-Network® REIT Dividend Dogs Index/S&P United States REIT Index**	-14.35%	-21.51%	0.85%	3.76%	4.35%

Total Expense Ratio (per the current prospectus) is 0.35%.

Performance data quoted represents past performance. Past performance does not guarantee future results. On January 2, 2020, the Fund changed its Underlying Index and principal investment strategies. Consequently, the Fund's total returns shown above for the periods prior to January 2, 2020 are not necessarily indicative of the performance of the Fund, as it is currently managed. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Inception Date was May 7, 2008.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

**	The performance shown reflects a combination of the Fund's Underlying Index, and for periods prior to January 2, 2020, the S&P United States REIT Index. Prior to January 2, 2020, the Fund used a different Underlying Index than the S&P United States REIT Index. Therefore, the historical returns shown for the periods prior to January 2, 2020, are not necessarily indicative of the historical strategy of the Fund.

The S-Network® REIT Dividend Dogs Total Return Index, like the S-Net U.S. REIT from which components of the Underlying Index are selected, divides into nine segments, eight of which are based on Global Industry Classification Standard (“GICS”) Sub-Industries (excluding Technology REITs involved in cell towers and/or data centers) and a separate Technology REIT segment based on the research of the Underlying Index provider, S-Network® Global Indexes, Inc. (the “Index Provider”). The Underlying Index generally consists of 45 REITs on each annual reconstitution date. The Underlying Index’s REITs must be constituents of the S-Net U.S. REIT universe, which includes a universe of mainly REITs listed in the United States. The selection criteria for the universe also includes requirements for segment inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. The Underlying Index is rebalanced quarterly. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index commenced operations on October 29, 2019.

The S-Network® Composite US REIT Index (the “S-Net U.S. REIT” or “SNREIT”) is a benchmark index for the Real Estate Investment Trust component of the US stock market. The SNREIT provides the universe of stocks for RDOGX. The selection criteria for SNREIT include requirements for sector inclusion, primary exchange listing, minimum market capitalization, minimum average daily trading volume, and other factors. All constituents of RDOGX must be constituents of SNREIT. The index commenced operations on February 12, 2016.

The S&P United States REIT Index defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States.

7 | May 31, 2023

ALPS REIT Dividend Dogs ETF

Performance Overview	May 31, 2023 (Unaudited)

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. Total return assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS REIT Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

8 | May 31, 2023

ALPS REIT Dividend Dogs ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings* (as of May 31, 2023)		REIT Sector Allocation* (as of May 31, 2023)

Equinix, Inc.	2.66%	Specialized REITs	13.60%
STAG Industrial, Inc.	2.64%	Industrial REITs	12.15%
EPR Properties	2.63%	Health Care REITs	11.85%
Omega Healthcare Investors, Inc.	2.58%	Residential REITs	11.41%
Plymouth Industrial REIT, Inc.	2.56%	Hotel & Resort REITs	11.21%
EastGroup Properties, Inc.	2.51%	Retail REITs	11.17%
LXP Industrial Trust	2.49%	Diversified REITs	10.90%
Park Hotels & Resorts, Inc.	2.47%	Technology REITs	9.44%
UMH Properties, Inc.	2.44%	Office REITs	8.14%
Centerspace	2.40%	Money Market Fund	0.13%
Total % of Top 10 Holdings	25.38%	Total	100.00%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9 | May 31, 2023

ALPS ETF Trust

Disclosure of Fund Expenses	May 31, 2023 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the six month period and held through May 31, 2023.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expense Ratio(a)	Expenses Paid During Period 12/1/22 - 5/31/23(b)
ALPS Sector Dividend Dogs ETF
Actual	$ 1,000.00	$900.20	0.39%	$1.85
Hypothetical (5% return before expenses)	$ 1,000.00	$1,022.99	0.39%	$1.97
ALPS International Sector Dividend Dogs ETF
Actual	$ 1,000.00	$1,058.70	0.50%	$2.57
Hypothetical (5% return before expenses)	$ 1,000.00	$1,022.44	0.50%	$2.52
ALPS Emerging Sector Dividend Dogs ETF
Actual	$ 1,000.00	$992.50	0.60%	$2.98
Hypothetical (5% return before expenses)	$ 1,000.00	$1,021.94	0.60%	$3.02
ALPS REIT Dividend Dogs ETF
Actual	$ 1,000.00	$853.90	0.35%	$1.62
Hypothetical (5% return before expenses)	$ 1,000.00	$1,023.19	0.35%	$1.77

(a)	Annualized based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

10 | May 31, 2023

ALPS Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.57%)
Communication Services (9.87%)
AT&T, Inc.	1,286,854	$20,242,213
Interpublic Group of Cos., Inc.	702,352	26,120,471
Omnicom Group, Inc.	271,137	23,911,572
Paramount Global, Class B	1,192,417	18,136,663
Verizon Communications, Inc.	646,579	23,037,610
Total Communication Services		111,448,529

Consumer Discretionary (9.63%)
Best Buy Co., Inc.	301,690	21,923,813
Hasbro, Inc.	481,923	28,602,130
Newell Brands, Inc.	1,937,717	16,102,428
VF Corp.	1,088,977	18,752,184
Whirlpool Corp.	180,480	23,334,259
Total Consumer Discretionary		108,714,814

Consumer Staples (10.27%)
Altria Group, Inc.	508,848	22,603,028
Kimberly-Clark Corp.	193,899	26,036,758
Kraft Heinz Co.	625,151	23,893,272
Philip Morris International, Inc.	241,188	21,709,332
Walgreens Boots Alliance, Inc.	713,107	21,657,060
Total Consumer Staples		115,899,450

Energy (9.72%)
Devon Energy Corp.	458,245	21,125,094
Kinder Morgan, Inc.	1,414,317	22,784,647
ONEOK, Inc.	368,311	20,868,501
Phillips 66	234,358	21,469,536
Williams Cos., Inc.	820,622	23,519,027
Total Energy		109,766,805

Financials (8.98%)
Citigroup, Inc.	490,683	21,747,071
Franklin Resources, Inc.	860,228	20,654,074
Lincoln National Corp.	924,310	19,336,565
Prudential Financial, Inc.	267,902	21,081,208
Truist Financial Corp.	610,591	18,604,708
Total Financials		101,423,626

Health Care (9.95%)
AbbVie, Inc.	158,439	21,858,245
Gilead Sciences, Inc.	298,326	22,953,202
Medtronic PLC	309,119	25,582,688
Organon & Co.	1,045,769	20,277,461
Viatris, Inc.	2,371,735	21,701,375
Total Health Care		112,372,971

Industrials (10.14%)
3M Co.	227,886	21,264,042
Fastenal Co.	460,360	24,790,386
Snap-On, Inc.	98,729	24,569,699
Stanley Black & Decker, Inc.	293,835	22,028,810
Security Description	Shares	Value
Industrials (continued)
United Parcel Service, Inc., Class B	130,631	$21,815,377
Total Industrials		114,468,314

Information Technology (10.80%)
Corning, Inc.	713,104	21,970,734
HP, Inc.	863,976	25,107,143
Intel Corp.	871,357	27,395,464
International Business Machines Corp.	189,009	24,304,667
Seagate Technology Holdings PLC	384,075	23,082,908
Total Information Technology		121,860,916

Materials (9.57%)
Amcor PLC	2,208,301	21,288,022
International Paper Co.	667,725	19,657,824
LyondellBasell Industries NV, Class A	266,664	22,810,438
Newmont Mining Corp.	562,520	22,810,186
The Dow Chemical Co.	440,138	21,469,932
Total Materials		108,036,402

Utilities (10.64%)
Dominion Resources, Inc.	445,777	22,413,668
Duke Energy Corp.	255,491	22,812,791
Edison International	358,149	24,182,220
Pinnacle West Capital Corp.	320,505	24,768,626
Southern Co.	370,954	25,874,042
Total Utilities		120,051,347

TOTAL COMMON STOCKS
(Cost $1,253,613,818)		1,124,043,174

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.17%)
Money Market Fund (0.17%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.02%	1,959,522	1,959,522

TOTAL SHORT TERM INVESTMENTS
(Cost $1,959,522)			1,959,522

TOTAL INVESTMENTS (99.75%)
(Cost $1,255,573,340)			$1,126,002,696
OTHER ASSETS IN EXCESS OF LIABILITIES (0.25%)			2,861,960
NET ASSETS - 100.00%			$1,128,864,656

See Notes to Financial Statements.

11 | May 31, 2023

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.06%)
Australia (7.52%)
BHP Group, Ltd.	138,683	$3,790,464
Fortescue Metals Group, Ltd.(a)	290,238	3,628,447
South32, Ltd.	1,441,706	3,638,493
Woodside Energy Group, Ltd.	183,352	4,090,656
Total Australia		15,148,060

Austria (1.80%)
Erste Group Bank AG	111,927	3,621,470

Denmark (1.78%)
A P Moller-Maersk A/S	2,130	3,581,772

Finland (1.75%)
Fortum Oyj	265,851	3,532,214

France (15.92%)
Amundi SA(b)	63,656	3,579,008
Bouygues SA	119,682	3,832,731
Cie Generale des Etablissements Michelin SCA	133,508	3,790,295
Credit Agricole SA	350,236	4,002,740
Danone SA	70,197	4,152,363
Engie SA	273,679	4,107,789
Orange SA	354,877	4,237,858
Sanofi	43,060	4,367,032
Total France		32,069,816

Germany (6.26%)
Bayerische Motoren Werke AG	39,282	4,279,477
Fresenius Medical Care AG & Co. KGaA	103,757	4,430,695
Mercedes-Benz Group AG	52,122	3,887,115
Total Germany		12,597,287

Hong Kong (2.10%)
CITIC, Ltd.	3,666,000	4,232,278

Israel (1.50%)
Israel Chemicals, Ltd.	556,239	3,028,976

Italy (5.93%)
Enel SpA	724,780	4,538,300
Eni SpA	287,404	3,824,721
Intesa Sanpaolo SpA	1,555,216	3,583,244
Total Italy		11,946,265

Japan (18.77%)
Canon, Inc.(a)	186,663	4,636,933
ENEOS Holdings, Inc.	1,165,200	3,878,843
Japan Tobacco, Inc.(a)	199,600	4,355,169
Kyocera Corp.	80,620	4,586,356
NEC Corp.	108,700	5,110,246
Nippon Steel Corp.	172,100	3,354,298
Nippon Yusen KK(a)	163,300	3,484,007
Security Description	Shares	Value
Japan (continued)
Sumitomo Corp.	229,300	$4,339,131
Takeda Pharmaceutical Co., Ltd.	127,500	4,045,774
Total Japan		37,790,757

Netherlands (4.03%)
Koninklijke Philips NV	246,065	4,641,237
Stellantis NV(a)	228,604	3,465,445
Total Netherlands		8,106,682

Norway (3.57%)
Aker BP ASA	159,849	3,473,413
Telenor ASA	362,650	3,724,446
Total Norway		7,197,859

Poland (2.04%)
Polski Koncern Naftowy ORLEN SA	289,078	4,108,331

Portugal (2.31%)
Jeronimo Martins SGPS SA	192,275	4,640,710

Spain (6.35%)
Endesa SA(a)	204,135	4,414,190
Red Electrica Corp. SA	247,329	4,188,947
Telefonica SA	985,502	4,182,016
Total Spain		12,785,153

Sweden (5.85%)
H & M Hennes & Mauritz AB,
Class B(a)	332,034	4,144,076
Telefonaktiebolaget LM Ericsson, Class B	745,335	3,854,494
Telia Co. AB	1,623,734	3,781,102
Total Sweden		11,779,672

Switzerland (1.97%)
Swiss Re AG	39,608	3,967,106

United Kingdom (9.61%)
British American Tobacco PLC	109,603	3,482,826
GSK PLC	244,132	4,088,859
Imperial Brands PLC	172,535	3,637,896
The Sage Group Plc	448,413	4,858,472
Vodafone Group PLC	3,463,936	3,290,759
Total United Kingdom		19,358,812

TOTAL COMMON STOCKS
(Cost $203,740,357)		199,493,220

12 | May 31, 2023

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2023 (Unaudited)

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.29%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $133,179)	5.02%	133,179	$133,179

Investments Purchased with Collateral from Securities Loaned (4.22%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $8,507,375)		8,507,375	8,507,375
TOTAL SHORT TERM INVESTMENTS
(Cost $8,640,554)			8,640,554

TOTAL INVESTMENTS (103.35%)
(Cost $212,380,911)			$208,133,774
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.35%)			(6,741,362)
NET ASSETS - 100.00%			$201,392,412

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $12,635,909.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,579,008, representing 1.78% of net assets.

See Notes to Financial Statements.

13 | May 31, 2023

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.14%)
Brazil (10.77%)
Cia Siderurgica Nacional SA	198,982	$476,540
Engie Brasil Energia SA	77,400	641,224
JBS S/A	165,712	548,748
Petroleo Brasileiro SA	126,772	652,689
TOTVS SA	144,469	818,979
Total Brazil		3,138,180

Chile (7.60%)
Banco Santander Chile, ADR(a)	33,597	583,580
Cia Sud Americana de Vapores SA	5,890,314	433,117
Empresas CMPC SA	361,596	618,281
Falabella SA	262,826	579,187
Total Chile		2,214,165

China (9.42%)
BBMG Corp.	4,495,000	487,935
China Petroleum & Chemical Corp.	1,050,000	661,073
COSCO SHIPPING Holdings Co., Ltd.	558,000	491,696
Maanshan Iron & Steel Co., Ltd.	2,630,000	476,933
Sinotrans, Ltd.	1,897,000	627,452
Total China		2,745,089

Colombia (3.66%)
Bancolombia SA, ADR	23,640	553,412
Ecopetrol SA, Sponsored ADR, Sponsored ADR(a)	56,594	513,874
Total Colombia		1,067,286

Czech Republic (3.97%)
CEZ AS	13,499	607,294
Komercni banka A.S.	18,482	550,844
Total Czech Republic		1,158,138

Hungary (3.15%)
Richter Gedeon Nyrt	36,424	916,796

India (7.75%)
Dr Reddy's Laboratories, Ltd., ADR	14,215	784,526
Infosys, Ltd., Sponsored ADR	42,923	685,051
Wipro, Ltd., ADR	161,809	789,628
Total India		2,259,205

Indonesia (9.72%)
Astra International Tbk PT	1,569,600	675,378
Bukit Asam Tbk PT	2,410,900	492,152
Indo Tambangraya Megah Tbk PT	246,500	363,830
Indofood Sukses Makmur Tbk PT	1,531,200	725,251
Security Description	Shares	Value
Indonesia (continued)
Perusahaan Gas Negara Tbk PT	6,050,600	$577,209
Total Indonesia		2,833,820

Malaysia (10.23%)
Maxis Bhd	698,100	621,642
MISC Bhd	378,400	598,488
Petronas Gas Bhd	166,100	602,430
Sime Darby Bhd	1,270,100	569,626
Sime Darby Plantation Bhd	645,500	590,187
Total Malaysia		2,982,373

Mexico (6.38%)
Coca-Cola Femsa SAB de CV, ADR	7,939	657,508
El Puerto de Liverpool SAB de CV	97,546	572,571
Kimberly-Clark de Mexico SAB de CV, Class A	309,800	630,143
Total Mexico		1,860,222

Philippines (3.98%)
Manila Electric Co.	104,680	609,515
PLDT, Inc.	25,740	550,000
Total Philippines		1,159,515

Russia (0.01%)
Magnit PJSC, GDR(b)(c)(d)	32,174	321
Mobile TeleSystems PJSC, Sponsored ADR(b)(c)	64,600	646
Novolipetsk Steel PJSC, GDR(b)(c)(d)	17,594	176
Severstal PAO, GDR(b)(c)(d)	23,283	233
X5 Retail Group NV, GDR(b)(c)(d)	17,785	178
Total Russia		1,554

South Africa (8.26%)
African Rainbow Minerals, Ltd.	45,270	473,506
MultiChoice Group	78,635	391,126
Nedbank Group, Ltd.	49,264	520,078
Ninety One, Ltd.	263,208	533,390
Vodacom Group, Ltd.	87,571	490,153
Total South Africa		2,408,253

Thailand (12.12%)
Bangkok Dusit Medical Services PCL	944,400	766,647
Bumrungrad Hospital Pcl	123,000	788,190
Delta Electronics Thailand PCL	266,600	758,431
Home Product Center PCL	1,511,100	599,229
Intouch Holdings PCL	287,800	618,191
Total Thailand		3,530,688

14 | May 31, 2023

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Turkey (2.12%)
Tofas Turk Otomobil Fabrikasi A.S.	59,724	$617,775

TOTAL COMMON STOCKS
(Cost $31,012,183)		28,893,059

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (3.51%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $35,580)	5.02%	35,580	35,580

Investments Purchased with Collateral from Securities Loaned (3.39%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $986,663)		986,663	986,663
TOTAL SHORT TERM INVESTMENTS
(Cost $1,022,243)			1,022,243

TOTAL INVESTMENTS (102.65%)
(Cost $32,034,426)			$29,915,302
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.65%)			(771,514)
NET ASSETS - 100.00%			$29,143,788

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $944,910.
(b)	Non-income producing security.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2023, the market value of those securities was $908 representing 0.01% of net assets.

See Notes to Financial Statements.

15 | May 31, 2023

ALPS REIT Dividend Dogs ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.75%)
Data Center REITs (2.65%)
Equinix, Inc.	519	$386,940

Diversified REITs (10.89%)
Broadstone Net Lease, Inc.	21,384	335,301
CTO Realty Growth, Inc.	21,277	339,156
Gladstone Commercial Corp.	27,719	324,035
Global Net Lease, Inc.	26,549	255,401
One Liberty Properties, Inc.	16,715	334,468
Total Diversified REITs		1,588,361

Health Care REITs (11.83%)
Global Medical REIT, Inc.	37,587	327,759
Healthcare Realty Trust, Inc.	18,775	349,403
Medical Properties Trust, Inc.	39,385	324,926
Omega Healthcare Investors, Inc.	12,615	376,053
Sabra Health Care REIT, Inc.	30,911	348,058
Total Health Care REITs		1,726,199

Hotel & Resort REITs (11.19%)
Apple Hospitality REIT, Inc.	22,321	324,324
Park Hotels & Resorts, Inc.	27,782	359,499
Pebblebrook Hotel Trust(a)	24,943	338,227
RLJ Lodging Trust	32,600	335,128
Service Properties Trust	33,577	275,667
Total Hotel & Resort REITs		1,632,845

Industrial REITs (12.13%)
EastGroup Properties, Inc.	2,217	364,940
Innovative Industrial Properties, Inc.	4,328	286,081
LXP Industrial Trust	35,040	362,314
Plymouth Industrial REIT, Inc.	16,996	372,382
STAG Industrial, Inc.	11,035	384,018
Total Industrial REITs		1,769,735

Multi-Family Residential REITs (8.96%)
Apartment Income REIT Corp.	9,917	344,021
BRT Apartments Corp.	17,343	318,418
Centerspace	5,946	349,684
Clipper Realty, Inc.	53,926	294,975
Total Multi-Family Residential REITs		1,307,098

Office REITs (8.13%)
Brandywine Realty Trust	66,193	258,153
Hudson Pacific Properties, Inc.	43,438	202,855
Office Properties Income Trust(a)	24,925	180,457
SL Green Realty Corp.	11,641	269,256
Vornado Realty Trust	20,235	274,387
Total Office REITs		1,185,108

Retail REITs (11.16%)
Alexander's, Inc.(a)	1,765	289,743
Necessity Retail REIT, Inc.	54,262	346,734
Security Description	Shares	Value
Retail REITs (continued)
Saul Centers, Inc.	9,477	$320,417
Simon Property Group, Inc.	3,107	326,701
Spirit Realty Capital, Inc.	8,796	343,572
Total Retail REITs		1,627,167

Self-Storage REITs (2.15%)
National Storage Affiliates Trust	8,563	313,491

Single-Family Residential REITs (2.44%)
UMH Properties, Inc.	23,389	355,747

Specialized REITs (11.44%)
EPR Properties	9,193	383,440
Four Corners Property Trust, Inc.	13,315	342,196
Gaming and Leisure Properties, Inc.	6,857	330,096
Outfront Media, Inc.	21,772	311,775
Uniti Group, Inc.	80,885	300,892
Total Specialized REITs		1,668,399

Technology REITs (4.49%)
Crown Castle, Inc.	2,728	308,837
Digital Realty Trust, Inc.	3,377	346,007
Total Technology REITs		654,844

Telecom Tower REITs (2.29%)
American Tower Corp.	1,810	333,836

TOTAL COMMON STOCKS
(Cost $19,325,420)		14,549,770

16 | May 31, 2023

ALPS REIT Dividend Dogs ETF

Schedule of Investments	May 31, 2023 (Unaudited)

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.13%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $17,850)	5.02%	17,850	$17,850

Investments Purchased with Collateral from Securities Loaned (0.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $1,271)		1,271	1,271
TOTAL SHORT TERM INVESTMENTS
(Cost $19,121)			19,121

TOTAL INVESTMENTS (99.88%)
(Cost $19,344,541)			$14,568,891
OTHER ASSETS IN EXCESS OF LIABILITIES (0.12%)			17,042
NET ASSETS - 100.00%			$14,585,933

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $726,832.

See Notes to Financial Statements.

17 | May 31, 2023

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2023 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS REIT Dividend Dogs ETF
ASSETS:
Investments, at value*	$1,126,002,696	$208,133,774	$29,915,302	$14,568,891
Foreign currency, at value (Cost $–, $162, $– and $–)	–	167	–	–
Foreign tax reclaims	–	673,286	5,833	1,257
Dividends receivable	5,871,215	1,181,342	225,553	21,371
Total Assets	1,131,873,911	209,988,569	30,146,688	14,591,519

LIABILITIES:
Payable for investments purchased	2,648,464	–	–	–
Payable to adviser	360,791	88,782	15,376	4,315
Payable for collateral upon return of securities loaned	–	8,507,375	986,663	1,271
Payable to custodian for overdraft	–	–	861	–
Total Liabilities	3,009,255	8,596,157	1,002,900	5,586
NET ASSETS	$1,128,864,656	$201,392,412	$29,143,788	$14,585,933

NET ASSETS CONSIST OF:
Paid-in capital	$1,418,628,628	$260,517,148	$40,417,455	$28,172,491
Total Distributable earnings/(accumulated losses)	(289,763,972)	(59,124,736)	(11,273,667)	(13,586,558)
NET ASSETS	$1,128,864,656	$201,392,412	$29,143,788	$14,585,933

INVESTMENTS, AT COST	$1,255,573,340	$212,380,911	$32,034,426	$19,344,541

PRICING OF SHARES:
Net Assets	$1,128,864,656	$201,392,412	$29,143,788	$14,585,933
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	23,884,141	7,500,000	1,400,000	425,000
Net Asset Value, offering and redemption price per share	$47.26	$26.85	$20.82	$34.32

*	Includes $–, $12,635,909, $944,910, and $726,832 respectively of securities on loan.

See Notes to Financial Statements.

18 | May 31, 2023

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2023 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF	ALPS REIT Dividend Dogs ETF
INVESTMENT INCOME:
Dividends*	$28,035,962	$6,903,191	$1,010,526	$611,228
Securities Lending Income	–	7,006	577	444
Total Investment Income	28,035,962	6,910,197	1,011,103	611,672

EXPENSES:
Investment adviser fees	2,442,825	478,490	86,116	31,308
Total Expenses	2,442,825	478,490	86,116	31,308
NET INVESTMENT INCOME	25,593,137	6,431,707	924,987	580,364

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments(a)	43,201,345	(3,405,732)	(913,579)	(2,304,056)
Net realized loss on foreign currency transactions	–	(12,112)	(16,026)	–
Total net realized gain/(loss)	43,201,345	(3,417,844)	(929,605)	(2,304,056)
Net change in unrealized appreciation/(depreciation) on investments	(197,582,472)	7,000,599	(315,431)	(1,043,689)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	–	(45,687)	(3,553)	33
Total net change in unrealized appreciation/(depreciation)	(197,582,472)	6,954,912	(318,984)	(1,043,656)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(154,381,127)	3,537,068	(1,248,589)	(3,347,712)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(128,787,990)	$9,968,775	$(323,602)	$(2,767,348)
*Net of foreign tax withholding:	$–	$1,222,769	$178,232	$–

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements.

19 | May 31, 2023

ALPS Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$25,593,137	$47,106,686
Net realized gain	43,201,345	79,831,594
Net change in unrealized appreciation/(depreciation)	(197,582,472)	(10,173,890)
Net increase/(decrease) in net assets resulting from operations	(128,787,990)	116,764,390

Net Equalization Credits/(Debits)	(408,164)	1,492,734

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(25,385,615)	(46,839,426)
Total distributions	(25,385,615)	(46,839,426)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	31,903,339	142,289,681
Cost of shares redeemed	(51,433,476)	(44,389,643)
Net income equalization (Note 2)	408,164	(1,492,734)
Net increase/(decrease) from share transactions	(19,121,973)	96,407,304
Net increase/(decrease) in net assets	(173,703,742)	167,825,002

NET ASSETS:
Beginning of period	1,302,568,398	1,134,743,396
End of period	$1,128,864,656	$1,302,568,398

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	24,309,141	22,484,141
Shares sold	600,000	2,700,000
Shares redeemed	(1,025,000)	(875,000)
Shares outstanding, end of period	23,884,141	24,309,141

See Notes to Financial Statements.

20 | May 31, 2023

ALPS International Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$6,431,707	$7,271,405
Net realized gain/(loss)	(3,417,844)	12,053
Net change in unrealized appreciation/(depreciation)	6,954,912	(5,804,169)
Net increase in net assets resulting from operations	9,968,775	1,479,289

Net Equalization Credits	562,239	157,925

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,493,620)	(6,875,035)
From tax return of capital	–	(104,515)
Total distributions	(3,493,620)	(6,979,550)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	39,912,372	47,390,193
Cost of shares redeemed	(14,945,757)	(29,427,911)
Net income equalization (Note 2)	(562,239)	(157,925)
Net increase from share transactions	24,404,376	17,804,357
Net increase in net assets	31,441,770	12,462,021

NET ASSETS:
Beginning of period	169,950,642	157,488,621
End of period	$201,392,412	$169,950,642

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	6,575,000	5,950,000
Shares sold	1,475,000	1,775,000
Shares redeemed	(550,000)	(1,150,000)
Shares outstanding, end of period	7,500,000	6,575,000

See Notes to Financial Statements.

21 | May 31, 2023

ALPS Emerging Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$924,987	$1,344,781
Net realized loss	(929,605)	(97,520)
Net change in unrealized appreciation/(depreciation)	(318,984)	(2,290,146)
Net decrease in net assets resulting from operations	(323,602)	(1,042,885)

Net Equalization Credits/(Debits)	(52,611)	69,251

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(377,580)	(1,199,258)
Total distributions	(377,580)	(1,199,258)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,723,972	8,949,252
Cost of shares redeemed	(1,060,988)	(3,266,629)
Net income equalization (Note 2)	52,611	(69,251)
Net increase from share transactions	1,715,595	5,613,372
Net increase in net assets	961,802	3,440,480

NET ASSETS:
Beginning of period	28,181,986	24,741,506
End of period	$29,143,788	$28,181,986

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,325,000	1,050,000
Shares sold	125,000	450,000
Shares redeemed	(50,000)	(175,000)
Shares outstanding, end of period	1,400,000	1,325,000

See Notes to Financial Statements.

22 | May 31, 2023

ALPS REIT Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$580,364	$801,823
Net realized gain/(loss)	(2,304,056)	3,120,128
Net change in unrealized appreciation/(depreciation)	(1,043,656)	(7,304,705)
Net decrease in net assets resulting from operations	(2,767,348)	(3,382,754)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(566,744)	(825,395)
From tax return of capital	–	(282,853)
Total distributions	(566,744)	(1,108,248)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(2,833,617)	(3,444,778)
Net decrease from share transactions	(2,833,617)	(3,444,778)
Net decrease in net assets	(6,167,709)	(7,935,780)

NET ASSETS:
Beginning of period	20,753,642	28,689,422
End of period	$14,585,933	$20,753,642

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	500,000	575,000
Shares sold	–	–
Shares redeemed	(75,000)	(75,000)
Shares outstanding, end of period	425,000	500,000

See Notes to Financial Statements.

23 | May 31, 2023

ALPS Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$53.58		$50.47	$43.69	$45.78	$44.26	$45.61

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	1.05		2.02	1.75	1.70	1.71	1.54
Net realized and unrealized gain/(loss)	(6.34)		3.11	6.84	(2.14)	1.34	(1.31)
Total from investment operations	(5.29)		5.13	8.59	(0.44)	3.05	0.23

DISTRIBUTIONS:
From net investment income	(1.03)		(2.02)	(1.81)	(1.65)	(1.53)	(1.58)
Total distributions	(1.03)		(2.02)	(1.81)	(1.65)	(1.53)	(1.58)

Net increase/(decrease) in net asset value	(6.32)		3.11	6.78	(2.09)	1.52	(1.35)
NET ASSET VALUE, END OF PERIOD	$47.26		$53.58	$50.47	$43.69	$45.78	$44.26
TOTAL RETURN(b)	(9.98)%		10.42%	19.77%	(0.27)%	7.26%	0.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,128,865		$1,302,568	$1,134,743	$1,007,514	$1,746,784	$2,166,709

Ratio of expenses to average net assets	0.39	%(c)(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.06	%(c)	3.84%	3.43%	4.27%	3.97%	3.40%
Portfolio turnover rate(e)	40%		54%	54%	77%	55%	61%
Undistributed net investment income included in price of units issued and redeemed(a)(f)	$(0.02)		$0.06	$(0.02)	$0.12	$0.06	$0.04

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Effective April 1, 2023 the Advisory Fee changed from 0.40% to 0.36%.

(e)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(f)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

24 | May 31, 2023

ALPS International Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$25.85		$26.47	$24.82	$26.88	$25.14	$28.27

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.91		1.15	1.09	0.75	1.20	1.15
Net realized and unrealized gain/(loss)	0.60		(0.68)	1.65	(1.66)	1.69	(3.19)
Total from investment operations	1.51		0.47	2.74	(0.91)	2.89	(2.04)

DISTRIBUTIONS:
From net investment income	(0.51)		(1.07)	(1.08)	(1.11)	(1.15)	(1.09)
Tax return of capital	–		(0.02)	(0.01)	(0.04)	–	–
Total distributions	(0.51)		(1.09)	(1.09)	(1.15)	(1.15)	(1.09)

Net increase/(decrease) in net asset value	1.00		(0.62)	1.65	(2.06)	1.74	(3.13)
NET ASSET VALUE, END OF PERIOD	$26.85		$25.85	$26.47	$24.82	$26.88	$25.14
TOTAL RETURN(b)	5.87%		1.92%	10.93%	(3.08)%	11.79%	(7.47)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$201,392		$169,951	$157,489	$146,431	$221,741	$285,327

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	6.72	%(c)	4.43%	3.92%	3.22%	4.65%	4.16%
Portfolio turnover rate(d)	55%		53%	61%	79%	58%	72%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.08		$0.03	$(0.25)	$0.00 (f)	$0.04	$0.05

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(f)	Less than $0.005.

See Notes to Financial Statements.

25 | May 31, 2023

ALPS Emerging Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$21.27		$23.56	$20.96	$20.67	$21.33	$24.29

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.69		1.11	1.04	0.56	0.89	0.91
Net realized and unrealized gain/(loss)	(0.85)		(2.41)	2.50	0.42	(0.33)	(3.02)
Total from investment operations	(0.16)		(1.30)	3.54	0.98	0.56	(2.11)

DISTRIBUTIONS:
From net investment income	(0.29)		(0.99)	(0.94)	(0.69)	(1.22)	(0.85)
Total distributions	(0.29)		(0.99)	(0.94)	(0.69)	(1.22)	(0.85)

Net increase/(decrease) in net asset value	(0.45)		(2.29)	2.60	0.29	(0.66)	(2.96)
NET ASSET VALUE, END OF PERIOD	$20.82		$21.27	$23.56	$20.96	$20.67	$21.33
TOTAL RETURN(b)	(0.75)%		(5.20)%	16.81%	5.20%	2.67%	(8.76)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$29,144		$28,182	$24,742	$20,958	$28,941	$35,201
Ratio of expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	6.44	%(c)	5.17%	4.32%	2.92%	4.16%	3.88%
Portfolio turnover rate(d)	73%		90%	84%	93%	83%	85%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$(0.04)		$0.06	$0.02	$0.02	$0.01	$0.10

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

26 | May 31, 2023

ALPS REIT Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020 (a)		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$41.51		$49.89	$40.49	$48.42		$44.18	$45.37

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (b)	1.23		1.49	1.21	1.29		1.19	1.17
Net realized and unrealized gain/(loss)	(7.26)		(7.86)	10.25	(7.26)		4.45	(0.53)
Total from investment operations	(6.03)		(6.37)	11.46	(5.97)		5.64	0.64

DISTRIBUTIONS:
From net investment income	(1.16)		(1.51)	(1.36)	(1.57)		(1.40)	(1.83)
Tax return of capital	–		(0.50)	(0.70)	(0.39)		–	–
Total distributions	(1.16)		(2.01)	(2.06)	(1.96)		(1.40)	(1.83)

Net increase/(decrease) in net asset value	(7.19)		(8.38)	9.40	(7.93)		4.24	(1.19)
NET ASSET VALUE, END OF PERIOD	$34.32		$41.51	$49.89	$40.49		$48.42	$44.18
TOTAL RETURN(c)	(14.61)%		(13.06)%	29.03%	(11.77)%		13.00%	1.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$14,586		$20,754	$28,689	$26,320		$53,265	$55,222

Ratio of expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.38	%(e)	0.55%	0.55%
Ratio of net investment income to average net assets	6.49	%(d)	3.23%	2.60%	3.26%		2.56%	2.67%
Portfolio turnover rate(f)	65%		85%	78%	148%		10%	14%

(a)	Prior to January 2, 2020, the ALPS REIT Dividend Dogs ETF was known as the Cohen & Steers Global Realty Majors ETF.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Effective January 2, 2020 the Fund's Advisory Fee changed from 0.55% to 0.35%.

(f)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

27 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2023, the Trust consisted of twenty-three separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index. The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index. The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index. The investment objective of the ALPS REIT Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® REIT Dividend Dogs Index. Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

28 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

29 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2023:

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	1,124,043,174	–	–	1,124,043,174
Short Term Investments	1,959,522	–	–	1,959,522
Total	$1,126,002,696	$–	$–	$1,126,002,696

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$199,493,220	$–	$–	$199,493,220
Short Term Investments	8,640,554	–	–	8,640,554
Total	$208,133,774	$–	$–	$208,133,774

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$1,554	$1,554
Other*	$28,891,505	–	–	$28,891,505
Short Term Investments	1,022,243	–	–	1,022,243
Total	$29,913,748	$–	$1,554	$29,915,302

ALPS REIT Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	14,549,770	–	–	14,549,770
Short Term Investments	17,850	–	–	17,850
Total	$14,567,620	$–	$–	$14,567,620

*	For a detailed sector/country breakdown, see the accompanying Schedules of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2023. As of May 31, 2023, ALPS Emerging Sector Dividend Dogs ETF held securities classified as Level 3 in the fair value hierarchy valued at $1,554, which represents 0.01% of net assets.

C. Foreign Securities

The ALPS International Sector Dividend Dogs ETF, the ALPS Emerging Sector Dividend Dogs ETF, and the ALPS REIT Dividend Dogs ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

30 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including any amortization of premiums and accretion of discounts.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Equalization

The ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF utilize the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

H. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the ALPS REIT Dividend Dogs ETF (“RDOG”) will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of RDOG’s investment strategy results in RDOG investing in REIT shares, the percentage of RDOG’s dividend income received from REIT shares will likely exceed the percentage of RDOG’s portfolio that is comprised of REIT shares. Distributions received by RDOG from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from RDOG’s investments in REITs are reported to RDOG after the end of the calendar year; accordingly, RDOG estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to RDOG after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to RDOG’s investments in REITs, RDOG may also make distributions in excess of RDOG’s earnings and capital gains. Distributions, if any, in excess of RDOG’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

I. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2023.

31 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

The tax character of distributions paid during the fiscal year ended November 30, 2022 was as follows:

Fund	Ordinary Income	Return of Capital
November 30, 2022
ALPS Sector Dividend Dogs ETF	$46,839,426	$–
ALPS International Sector Dividend Dogs ETF	6,875,035	104,515
ALPS Emerging Sector Dividend Dogs ETF	1,199,258	–
ALPS REIT Dividend Dogs ETF	825,395	282,853

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2022, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Sector Dividend Dogs ETF	$–	$200,576,307
ALPS International Sector Dividend Dogs ETF	4,571,287	48,986,381
ALPS Emerging Sector Dividend Dogs ETF	436,837	7,651,923
ALPS REIT Dividend Dogs ETF	5,407,710	979,936

As of May 31, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Sector Dividend Dogs ETF	$66,250,429	$(202,125,311)	$(135,874,882)	$1,261,877,578
ALPS International Sector Dividend Dogs ETF	12,752,394	(17,760,441)	(5,008,047)	213,141,821
ALPS Emerging Sector Dividend Dogs ETF	2,646,411	(4,872,692)	(2,226,281)	32,141,583
ALPS REIT Dividend Dogs ETF	537,276	(5,408,557)	(4,871,281)	19,440,172

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2023.

J. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2023, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

K. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

32 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS International Sector Dividend Dogs ETF	$12,635,909	$8,507,375	$4,885,262	$13,392,637
ALPS Emerging Sector Dividend Dogs ETF	944,910	986,663	17,906	1,004,569
ALPS REIT Dividend Dogs ETF	726,832	1,271	742,640	743,911

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

33 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2023:

ALPS International Sector Dividend Dogs ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$8,507,375	$–	$–	$–	$8,507,375
Total Borrowings					8,507,375
Gross amount of recognized liabilities for securities lending (collateral received)					$8,507,375

ALPS Emerging Sector Dividend Dogs ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$986,663	$–	$–	$–	$986,663
Total Borrowings					986,663
Gross amount of recognized liabilities for securities lending (collateral received)					$986,663

ALPS REIT Dividend Dogs ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,271	$–	$–	$–	$1,271
Total Borrowings					1,271
Gross amount of recognized liabilities for securities lending (collateral received)					$1,271

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Sector Dividend Dogs ETF	0.36%*
ALPS International Sector Dividend Dogs ETF	0.50%
ALPS Emerging Sector Dividend Dogs ETF	0.60%
ALPS REIT Dividend Dogs ETF	0.35%

*	Effective April 1, 2023, the Advisory Fee was reduced from 0.40% to 0.36%.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

34 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

Each Trustee receives (1) a quarterly retainer of $20,000, (2) a per meeting fee of $10,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$508,251,724	$506,259,227
ALPS International Sector Dividend Dogs ETF	106,448,180	103,378,147
ALPS Emerging Sector Dividend Dogs ETF	21,795,995	20,809,789
ALPS REIT Dividend Dogs ETF	9,924,652	9,869,307

For the six months ended May 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$31,891,191	$51,417,974
ALPS International Sector Dividend Dogs ETF	39,368,248	15,035,764
ALPS Emerging Sector Dividend Dogs ETF	1,883,742	764,776
ALPS REIT Dividend Dogs ETF	–	2,833,535

For the six months ended May 31, 2023, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Sector Dividend Dogs ETF	$6,078,967
ALPS International Sector Dividend Dogs ETF	1,730,106
ALPS Emerging Sector Dividend Dogs ETF	159,363
ALPS REIT Dividend Dogs ETF	17,425

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Sector Dividend Dogs ETF engaged in cross trades between other funds in the Trust during the six months ended May 31, 2023 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

35 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

Transactions related to cross trades during the six months ended May 31, 2023, were as follows:

	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Sector Dividend Dogs ETF	$157,441	$20,627	$(3,249)

7. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

8. CHANGE IN AUDITOR

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

9. SUBSEQUENT EVENTS

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

36 | May 31, 2023

ALPS ETF Trust

Additional Information	May 31, 2023 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of each Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

	Qualified Dividend Income	Dividend Received Deduction	199A
ALPS Sector Dividend Dogs ETF	100.00%	89.99%	0.00%
ALPS International Sector Dividend Dogs ETF	100.00%	0.00%	0.00%
ALPS Emerging Sector Dividend Dogs ETF	61.13%	0.00%	0.00%
ALPS REIT Dividend Dogs ETF	0.64%	0.00%	89.84%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2022 via Form 1099. The Funds will notify shareholders in early 2024 of amounts paid to them by the Funds, if any, during the calendar year 2023.

LICENSING AGREEMENTS

ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, ALPS Emerging Sector Dividend Dogs ETF, and ALPS REIT Dividend Dogs ETF

The Funds are not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc.SM (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the (i) in the case of SDOG, S-Network Sector Dividend DogsSM, (ii) in the case of IDOG, S-Network International Sector Dividend DogsSM, (iii) in the case of EDOG, S-Network Emerging Sector Dividend Dogs IndexSM, and (iv) in the case of RDOG, S-Network REIT Dividend Dogs IndexSM (each an “Underlying Index”) to track the performance of a market or sector. Licensor’s only relationship to the Licensee is the licensing of certain service marks and trade names of Licensor and of the Underlying Index that is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Index Provider is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of each Fund or the timing of the issuance or sale of each Fund or in the determination or calculation of the equation by which each Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of each Fund.

37 | May 31, 2023

ALPS ETF Trust

Additional Information	May 31, 2023 (Unaudited)

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by the Index Provider.

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares of each Fund or any other person or entity from the use of each Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Underlying Index, even if notified of the possibility of such damages.

38 | May 31, 2023

ALPS ETF Trust

Liquidity Risk Management Program	May 31, 2023 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 7, 2023, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

39 | May 31, 2023

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2023

ALPS | O'Shares U.S. Quality Dividend ETF (Cboe BZX: OUSA)

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (Cboe BZX: OUSM)

ALPS | O'Shares Global Internet Giants ETF (Cboe BZX: OGIG)

ALPS | O'Shares Europe Quality Dividend ETF (Cboe BZX: OEUR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview	1
Disclosure of Fund Expenses	12
Financial Statements
Schedules of Investments	13
Statements of Assets and Liabilities	23
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	30
Notes to Financial Statements	36
Additional Information	45
Liquidity Risk Management Program	47

alpsfunds.com

ALPS | O’Shares U.S. Quality Dividend ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS|O’Shares U.S. Quality Dividend ETF (the "Fund") seeks investment results that track the performance, before fees and expenses, of the O'Shares U.S. Quality Dividend Index (the "Underlying Index").

The Underlying Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O'Shares Investment Advisers, LLC. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines. The constituents of the Underlying Index are selected from the S-Network U.S. Equity Large-Cap 500 Index.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
ALPS | O'Shares U.S. Quality Dividend ETF – NAV	-2.60%	0.50%	8.82%	9.17%
ALPS | O'Shares U.S. Quality Dividend ETF – Market Price*	-2.55%	0.43%	8.82%	9.17%
O'Shares U.S. Quality Dividend Index**	-2.37%	0.98%	9.37%	9.71%
Morningstar US Large-Mid Cap Broad Value Index***	-3.99%	-2.25%	8.54%	9.11%
Russell 1000® Value Index	-5.40%	-4.55%	6.78%	7.26%

Total Expense Ratio (per the current prospectus) is 0.48%.

Performance data quoted represents past performance. The Fund adopted the historical performance of the O'Shares U.S. Quality Dividend ETF (the "Predecessor Fund") as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same. Previously, the Predecessor Fund had adopted the historical performance of the O’Shares FTSE U.S. Quality Dividend ETF (the “Previous Predecessor Fund”), a series of FQF Trust, as the result of a reorganization in which the Predecessor Fund acquired all of the assets, subject to liabilities, of the Previous Predecessor Fund on June 28, 2018. The returns presented for the Predecessor Fund for periods prior to June 28, 2018 reflect the performance of the Previous Predecessor Fund. At the time of the reorganization, the investment objectives of the Previous Predecessor Fund and the Predecessor Fund were identical and the investment strategies of the Previous Predecessor Fund and the Predecessor Fund were substantially the same. Effective June 1, 2020, the Predecessor Fund’s underlying index was changed to the Underlying Index from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index (the “Former Index”). Thus, Predecessor Fund performance shown through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Index, and Predecessor Fund performance shown beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown reflects the blended performance of the Former Index through May 31, 2020 and the Underlying Index thereafter. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

^	The Fund commencement date was July 14, 2015.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per shares, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

**	The O’Shares U.S. Quality Dividend Index performance information reflects the blended performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020 and the O’Shares U.S. Quality Dividend Index thereafter.

***	Effective March 31, 2023 the Morningstar US Large-Mid Cap Broad Value Index is replacing the Russell 1000® Value Index as the Fund's secondary benchmark. The Adviser made this recommendation to the Board because the new index closely aligns to the Fund's investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

The O’Shares U.S. Quality Dividend Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

1 | May 31, 2023

ALPS | O’Shares U.S. Quality Dividend ETF

Performance Overview	May 31, 2023 (Unaudited)

The Morningstar US Large-Mid Cap Broad Value Index is designed to provide comprehensive, consistent representation of the large-mid cap value segment of the US equity market. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS | O’Shares U.S. Quality Dividend ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

Top 10 Holdings* (as of May 31, 2023)

Microsoft Corp.	6.22%
Home Depot, Inc.	4.63%
S&P Global, Inc.	4.22%
Apple, Inc.	4.21%
Merck & Co., Inc.	3.98%
Marsh & McLennan Cos., Inc.	3.95%
Johnson & Johnson	3.84%
McDonald's Corp.	3.42%
T Rowe Price Group, Inc.	3.31%
Pfizer, Inc.	3.17%
Total % of Top 10 Holdings	40.95%

Sector Allocation* (as of May 31, 2023)

Information Technology	21.29%
Health Care	19.37%
Financials	17.83%
Consumer Discretionary	15.45%
Industrials	10.89%
Consumer Staples	10.18%
Communication Services	4.99%
Total	100.00%

*	% of Total Investments

Future holdings are subject to change.

2 | May 31, 2023

ALPS | O’Shares U.S. Quality Dividend ETF

Performance Overview	May 31, 2023 (Unaudited)

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3 | May 31, 2023

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS|O’Shares U.S. Small-Cap Quality Dividend ETF (the "Fund") seeks investment results that track the performance, before fees and expenses, of the O'Shares U.S. Small-Cap Quality Dividend Index (the "Underlying Index").

The Underlying Index is designed to measure the performance of publicly-listed small-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O'Shares Investment Advisers, LLC. The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies. The constituents of the Underlying Index are selected from the S-Network U.S. Equity Mid/Small-Cap 2500 Index.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF – NAV	-2.67%	2.06%	6.95%	7.11%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF – Market Price*	-2.67%	2.06%	6.94%	7.11%
O'Shares U.S. Small-Cap Quality Dividend Index**	-2.50%	2.51%	7.46%	7.63%
Morningstar US Small-Cap Broad Value Extended Index***	-10.66%	-9.83%	3.37%	4.36%
Russell 2000® Value Index	-11.27%	-11.50%	2.09%	3.51%

Total Expense Ratio (per the current prospectus) is 0.48%.

Performance data quoted represents past performance. The Fund adopted the historical performance of the O'Shares U.S. Small-Cap Quality Dividend ETF (the "Predecessor Fund") as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same. Effective May 4, 2018, the Predecessor Fund’s underlying index was changed from the FTSE USA Small Cap Qual/Vol/Yield Factor 3% Capped Index (the “Former Underlying Index 1”) to the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the “Former Underlying Index 2” and together with the Former Underlying Index 1, the “Former Underlying Indexes”). Effective June 1, 2020, the Predecessor Fund’s underlying index was changed from the Former Underlying Index 2 to the Underlying Index. Thus, Predecessor Fund performance shown prior to May 4, 2018 reflects the Predecessor Fund seeking to track the performance of the Former Underlying Index 1, Predecessor Fund performance shown from May 4, 2018 through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Underlying Index 2, and Predecessor Fund performance shown beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index.

In addition, the Underlying Index performance shown reflects the blended performance of the Former Underlying Index 1 through May 3, 2018, the Former Underlying Index 2 from May 4, 2018 through May 31, 2020 and the Underlying Index thereafter. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

^	The Fund commencement date was December 30, 2016.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per shares, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

**	The O’Shares U.S. Small-Cap Quality Dividend Index performance information reflects the blended performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020 and the O’Shares U.S. Small-Cap Quality Dividend Index thereafter.

***	Effective March 31, 2023 the Morningstar US Small-Cap Broad Value Extended Index is replacing the Russell 2000® Value Index as the Fund's secondary benchmark. The Adviser made this recommendation to the Board because the new index closely aligns to the Fund's investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

4 | May 31, 2023

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Performance Overview	May 31, 2023 (Unaudited)

The O’Shares U.S. Small-Cap Quality Dividend Index is designed to reflect the performance of publicly-listed small-capitalization dividend paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds. The quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

Morningstar US Small-Cap Broad Value Extended Index is designed to provide comprehensive, consistent representation of the small-cap value segment of the US equity market. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Russell 2000® Value Index measures the performance of the small capitalization value sector of the U.S. equity market.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

Top 10 Holdings* (as of May 31, 2023)

Interpublic Group of Cos., Inc.	2.46%
Lincoln Electric Holdings, Inc.	2.45%
National Instruments Corp.	2.43%
Encompass Health Corp.	2.42%
Graco, Inc.	2.33%
Watsco, Inc.	2.27%
Amdocs, Ltd.	2.25%
A O Smith Corp.	2.25%
Houlihan Lokey, Inc.	2.24%
Snap-on, Inc.	2.24%
Total % of Top 10 Holdings	23.34%

Sector Allocation* (as of May 31, 2023)

Industrials	27.61%
Financials	23.28%
Information Technology	14.41%
Consumer Discretionary	12.64%
Health Care	7.79%
Consumer Staples	5.65%
Communication Services	4.47%
Utilities	4.10%
Money Market Fund	0.05%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

5 | May 31, 2023

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Performance Overview	May 31, 2023 (Unaudited)

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2023

ALPS | O’Shares Global Internet Giants ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS|O’Shares Global Internet Giants ETF (the "Fund") seeks investment results that track the performance, before fees and expenses, of the O'Shares Global Internet Giants Index (the "Underlying Index").

The Underlying Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the "internet sector", as defined by O'Shares Investment Advisers, LLC.

Performance (as of May 31, 2023)

	6 Months	1 Year	Since Inception^
ALPS | O'Shares Global Internet Giants ETF – NAV	21.90%	7.90%	4.14%
ALPS | O'Shares Global Internet Giants ETF – Market Price*	21.46%	8.02%	4.11%
O'Shares Global Internet Giants Index	22.27%	8.51%	4.68%
NASDAQ 100 Index	19.01%	13.77%	15.89%

Total Expense Ratio (per the current prospectus) is 0.48%.

Performance data quoted represents past performance. The Fund adopted the historical performance of the O'Shares Global Internet Giants ETF (the "Predecessor Fund") as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

^	The Fund commencement date was June 5, 2018.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per shares, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The O’Shares Global Internet Giants Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the internet technology and e-commerce business segments and pass screens for gross margin and cash burn sustainability. Companies included in the Underlying Index derive at least 50% of their revenues from a) internet technology companies whose principal business is to provide the technologies that support internet commerce; and b) internet commerce companies whose principal business is to sell products and services via the internet. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS | O’Shares Global Internet Giants ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

7 | May 31, 2023

ALPS | O’Shares Global Internet Giants ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings* (as of May 31, 2023)

Microsoft Corp.	6.80%
Amazon.com, Inc.	5.03%
Alphabet, Inc.	4.96%
Meta Platforms, Inc.	2.20%
ServiceNow, Inc.	2.10%
Snowflake, Inc.	2.06%
Crowdstrike Holdings, Inc.	1.89%
Meituan	1.81%
Datadog, Inc.	1.74%
MongoDB, Inc.	1.68%
Total % of Top 10 Holdings	30.27%

Sector Allocation* (as of May 31, 2023)

Information Technology	60.82%
Communication Services	20.25%
Consumer Discretionary	15.63%
Industrials	3.27%
Money Market Fund	0.03%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8 | May 31, 2023

ALPS | O’Shares Europe Quality Dividend ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The ALPS|O’Shares Europe Quality Dividend ETF (the "Fund") seeks investment results that track the performance, before fees and expenses, of the O'Shares Europe Quality Dividend Index (the "Underlying Index").

The Underlying Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O'Shares Investment Advisers, LLC. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines. The constituents of the Underlying Index are selected from the S-Network Europe Equity 500 Index.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
ALPS | O'Shares Europe Quality Dividend ETF – NAV	12.77%	12.85%	5.37%	3.94%
ALPS | O'Shares Europe Quality Dividend ETF – Market Price*	12.16%	13.35%	5.48%	4.00%
O'Shares Europe Quality Dividend Index**	12.80%	13.32%	5.88%	4.41%
EURO STOXX 50 Net Return USD Index	12.47%	13.65%	4.94%	4.60%

Total Expense Ratio (per the current prospectus) is 0.48%.

Performance data quoted represents past performance. The Fund adopted the historical performance of the O'Shares Europe Quality Dividend ETF (the "Predecessor Fund") as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same. Previously, the Predecessor Fund had adopted the historical performance of the O’Shares FTSE Europe Quality Dividend ETF (the “Previous Predecessor Fund”), a series of FQF Trust, as the result of a reorganization in which the Predecessor Fund acquired all of the assets, subject to liabilities, of the Previous Predecessor Fund on June 28, 2018. The returns presented for the Predecessor Fund for periods prior to June 28, 2018 reflect the performance of the Previous Predecessor Fund. At the time of the reorganization, the investment objectives of the Previous Predecessor Fund and the Predecessor Fund were identical and the investment strategies of the Previous Predecessor Fund and the Predecessor Fund were substantially the same.

Effective June 1, 2020, the Predecessor Fund’s underlying index was changed to the Underlying Index from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index (the “Former Index”). Thus, Predecessor Fund performance shown through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Index, and Predecessor Fund performance shown beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown reflects the blended performance of the Former Index through May 31, 2020 and the Underlying Index thereafter. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

Net Asset Value (NAV) is an exchange-traded fund's per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund's NAV and the number of days it was less than the Fund's NAV can be obtained at www.alpsfunds.com.

^	The Fund commencement date was August 19, 2015.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per shares, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

**	The O’Shares Europe Quality Dividend Index performance information reflects the blended performance of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index through May 31, 2020 and the O’Shares Europe Quality Dividend Index thereafter.

The O’Shares Europe Quality Dividend Index is designed to reflect the performance of publicly-listed large-capitalization and mid-capitalization dividend paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and high dividend yield thresholds. The quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines. The index is reported on a Net Total Return basis which assumes reinvestment of any dividends and distributions realized during a given time period (net of any amounts of withholding tax).

The EURO STOXX 50 Net Return USD Index represents the performance of the 50 largest companies among the 20 supersectors in terms of free-float market cap in Eurozone countries.

9 | May 31, 2023

ALPS | O’Shares Europe Quality Dividend ETF

Performance Overview	May 31, 2023 (Unaudited)

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

The ALPS | O’Shares Europe Quality Dividend ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

Top 10 Holdings* (as of May 31, 2023)

SAP SE	6.16%
ASML Holding NV	6.11%
LVMH Moet Hennessy Louis Vuitton SE	5.52%
Novo Nordisk A/S	5.39%
Novartis AG	4.82%
Nestle SA	4.27%
3i Group PLC	3.68%
Schneider Electric SE	3.67%
Roche Holding AG	3.46%
Bayerische Motoren Werke AG	2.96%
Total % of Top 10 Holdings	46.04%

Sector Allocation* (as of May 31, 2023)

Industrials	24.37%
Information Technology	16.05%
Health Care	15.76%
Consumer Discretionary	14.82%
Consumer Staples	14.25%
Utilities	6.86%
Financials	6.31%
Communication Services	1.49%
Money Market Fund	0.09%
Total	100.00%

Country Exposure* (as of May 31, 2023)

Switzerland	20.54%
France	18.80%
Great Britain	14.12%
Germany	14.04%
Netherlands	10.97%
Sweden	7.29%
Denmark	7.21%
Finland	3.27%
Spain	2.43%
Ireland	1.24%
Money Market Fund	0.09%
Total	100.00%

*	% of Total Investments

Future holdings are subject to change.

10 | May 31, 2023

ALPS | O’Shares Europe Quality Dividend ETF

Performance Overview	May 31, 2023 (Unaudited)

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

11 | May 31, 2023

ALPS ETF Trust

Disclosure of Fund Expenses	May 31, 2023 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the six month period and held through May 31, 2023.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expense Ratio(a)	Expenses Paid During Period 12/1/22 - 5/31/23(b)
ALPS | O'Shares U.S. Quality Dividend ETF
Actual	$ 1,000.00	$974.00	0.48%	$2.36
Hypothetical (5% return before expenses)	$ 1,000.00	$1,022.54	0.48%	$2.42
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Actual	$ 1,000.00	$973.30	0.48%	$2.36
Hypothetical (5% return before expenses)	$ 1,000.00	$1,022.54	0.48%	$2.42
ALPS | O'Shares Global Internet Giants ETF
Actual	$ 1,000.00	$1,219.00	0.48%	$2.66
Hypothetical (5% return before expenses)	$ 1,000.00	$1,022.54	0.48%	$2.42
ALPS | O'Shares Europe Quality Dividend ETF
Actual	$ 1,000.00	$1,127.70	0.48%	$2.55
Hypothetical (5% return before expenses)	$ 1,000.00	$1,022.54	0.48%	$2.42

(a)	Annualized based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

12 | May 31, 2023

ALPS | O’Shares U.S. Quality Dividend ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Aerospace & Defense (1.83%)
General Dynamics Corp.	8,704	$1,777,183
L3Harris Technologies, Inc.	4,039	710,541
Lockheed Martin Corp.	12,614	5,600,741
Northrop Grumman Corp.	8,722	3,798,344
Total Aerospace & Defense		11,886,809

Air Freight & Logistics (2.31%)
CH Robinson Worldwide, Inc.	7,021	663,765
Expeditors International of Washington, Inc.	13,459	1,484,662
United Parcel Service, Inc., Class B	76,365	12,752,955
Total Air Freight & Logistics		14,901,382

Beverages (2.76%)
Brown-Forman Corp., Class B	11,809	729,442
Coca-Cola Co.	143,317	8,550,292
PepsiCo, Inc.	47,429	8,648,678
Total Beverages		17,928,412

Biotechnology (2.75%)
AbbVie, Inc.	58,527	8,074,384
Amgen, Inc.	31,301	6,906,566
Gilead Sciences, Inc.	37,153	2,858,552
Total Biotechnology		17,839,502

Building Products (0.17%)
Trane Technologies PLC	6,609	1,078,787

Capital Markets (10.79%)
BlackRock, Inc.	7,206	4,738,305
Blackstone, Inc.	70,365	6,026,059
Moody's Corp.	19,688	6,238,733
MSCI, Inc.	8,985	4,227,712
S&P Global, Inc.	74,341	27,315,114
T Rowe Price Group, Inc.	200,197	21,453,111
Total Capital Markets		69,999,034

Commercial Services & Supplies (0.46%)
Cintas Corp.	2,652	1,252,115
Waste Management, Inc.	10,719	1,735,621
Total Commercial Services & Supplies		2,987,736

Communications Equipment (2.71%)
Cisco Systems, Inc.	332,138	16,497,295
Motorola Solutions, Inc.	3,824	1,078,062
Total Communications Equipment		17,575,357

Consumer Staples Distribution & Retail (1.96%)
Costco Wholesale Corp.	8,435	4,315,008
Dollar General Corp.	10,065	2,023,971
Target Corp.	15,845	2,074,586
Security Description	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	29,173	$4,284,639
Total Consumer Staples Distribution & Retail		12,698,204

Diversified Telecommunication Services (2.33%)
AT&T, Inc.	220,191	3,463,604
Verizon Communications, Inc.	327,197	11,658,030
Total Diversified Telecommunication Services		15,121,634

Electrical Equipment (0.39%)
Eaton Corp. PLC	6,510	1,145,109
Emerson Electric Co.	18,164	1,410,980
Total Electrical Equipment		2,556,089

Electronic Equipment, Instruments & Components (0.55%)
Amphenol Corp., Class A	17,364	1,310,114
Corning, Inc.	15,775	486,028
TE Connectivity, Ltd.	14,383	1,761,629
Total Electronic Equipment, Instruments & Components		3,557,771

Financial Services (2.55%)
Mastercard, Inc., Class A	10,126	3,696,193
Visa, Inc., Class A	57,961	12,811,119
Total Financial Services		16,507,312

Food Products (0.97%)
Archer-Daniels-Midland Co.	7,927	560,043
General Mills, Inc.	13,396	1,127,407
Hershey Co.	6,220	1,615,334
Mondelez International, Inc., Class A	32,820	2,409,316
Tyson Foods, Inc., Class A	11,068	560,484
Total Food Products		6,272,584

Ground Transportation (1.49%)
CSX Corp.	49,256	1,510,682
Norfolk Southern Corp.	8,099	1,686,050
Union Pacific Corp.	33,618	6,472,137
Total Ground Transportation		9,668,869

Health Care Equipment & Supplies (1.86%)
Abbott Laboratories	93,004	9,486,408
Medtronic PLC	31,131	2,576,402
Total Health Care Equipment & Supplies		12,062,810

Health Care Providers & Services (1.51%)
CVS Health Corp.	4,953	336,953
Elevance Health, Inc.	1,217	544,997
Quest Diagnostics, Inc.	4,432	587,905

13 | May 31, 2023

ALPS | O’Shares U.S. Quality Dividend ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	17,101	$8,332,291
Total Health Care Providers & Services		9,802,146

Hotels, Restaurants & Leisure (6.58%)
McDonald's Corp.	77,601	22,124,821
Starbucks Corp.	159,161	15,540,480
Yum! Brands, Inc.	38,810	4,994,459
Total Hotels, Restaurants & Leisure		42,659,760

Household Durables (0.39%)
Garmin, Ltd.	24,356	2,512,321

Household Products (3.45%)
Colgate-Palmolive Co.	33,286	2,475,813
Kimberly-Clark Corp.	10,825	1,453,581
Procter & Gamble Co.	129,349	18,432,233
Total Household Products		22,361,627

Industrial Conglomerates (1.54%)
3M Co.	34,465	3,215,929
Honeywell International, Inc.	35,383	6,779,383
Total Industrial Conglomerates		9,995,312

Insurance (4.47%)
Chubb, Ltd.	18,344	3,408,315
Marsh & McLennan Cos., Inc.	147,515	25,546,648
Total Insurance		28,954,963

IT Services (2.33%)
Accenture PLC, Class A	37,981	11,619,147
Cognizant Technology Solutions Corp., Class A	40,093	2,505,412
International Business Machines Corp.	7,740	995,287
Total IT Services		15,119,846

Life Sciences Tools & Services (0.24%)
Agilent Technologies, Inc.	4,050	468,464
Danaher Corp.	2,679	615,152
Thermo Fisher Scientific, Inc.	894	454,563
Total Life Sciences Tools & Services		1,538,179

Machinery (1.53%)
Caterpillar, Inc.	6,921	1,423,996
Cummins, Inc.	5,966	1,219,510
Illinois Tool Works, Inc.	27,019	5,909,866
Otis Worldwide Corp.	16,882	1,342,288
Total Machinery		9,895,660

Media (2.65%)
Comcast Corp., Class A	435,901	17,152,704

Personal Care Products (0.07%)
Estee Lauder Cos., Inc., Class A	2,480	456,394
Security Description	Shares	Value
Pharmaceuticals (12.98%)
Bristol-Myers Squibb Co.	58,559	$3,773,542
Eli Lilly & Co.	17,703	7,602,730
Johnson & Johnson	160,321	24,859,374
Merck & Co., Inc.	233,501	25,780,845
Pfizer, Inc.	540,158	20,536,807
Zoetis, Inc.	9,792	1,596,194
Total Pharmaceuticals		84,149,492

Professional Services (0.69%)
Automatic Data Processing, Inc.	9,270	1,937,337
Paychex, Inc.	16,478	1,729,037
Verisk Analytics, Inc.	3,731	817,499
Total Professional Services		4,483,873

Semiconductors & Semiconductor Equipment (4.67%)
Analog Devices, Inc.	13,524	2,403,080
Broadcom, Inc.	4,830	3,902,447
Intel Corp.	104,115	3,273,376
QUALCOMM, Inc.	7,095	804,644
Texas Instruments, Inc.	114,622	19,930,472
Total Semiconductors & Semiconductor Equipment		30,314,019

Software (6.67%)
Microsoft Corp.	122,680	40,286,885
Oracle Corp.	28,196	2,987,084
Total Software		43,273,969

Specialty Retail (7.95%)
Home Depot, Inc.	105,851	30,003,467
Lowe's Cos., Inc.	53,872	10,835,275
TJX Cos., Inc.	103,680	7,961,587
Tractor Supply Co.	13,176	2,761,558
Total Specialty Retail		51,561,887

Technology Hardware, Storage & Peripherals (4.32%)
Apple, Inc.	153,839	27,267,963
HP, Inc.	26,373	766,399
Total Technology Hardware, Storage & Peripherals		28,034,362

Textiles, Apparel & Luxury Goods (0.51%)
NIKE, Inc., Class B	31,471	3,312,637

Tobacco (0.95%)
Altria Group, Inc.	26,572	1,180,328
Philip Morris International, Inc.	55,602	5,004,736
Total Tobacco		6,185,064

14 | May 31, 2023

ALPS | O’Shares U.S. Quality Dividend ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Trading Companies & Distributors (0.47%)
Fastenal Co.	57,053	$3,072,304

TOTAL COMMON STOCKS
(Cost $598,033,726)		647,478,811

TOTAL INVESTMENTS (99.85%)
(Cost $598,033,726)		$647,478,811
OTHER ASSETS IN EXCESS OF LIABILITIES (0.15%)		989,999
NET ASSETS - 100.00%		$648,468,810

See Notes to Financial Statements.

15 | May 31, 2023

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.81%)
Air Freight & Logistics (0.39%)
Forward Air Corp.	9,343	$908,794

Automobile Components (2.97%)
BorgWarner, Inc.	39,447	1,748,686
Gentex Corp.	173,469	4,555,295
Lear Corp.	5,174	634,643
Total Automobile Components		6,938,624

Beverages (0.38%)
Molson Coors Beverage Co., Class B	14,359	888,104

Building Products (3.07%)
A O Smith Corp.	82,087	5,248,643
Simpson Manufacturing Co., Inc.	9,289	1,097,867
UFP Industries, Inc.	10,563	824,970
Total Building Products		7,171,480

Capital Markets (11.24%)
Artisan Partners Asset
Management, Inc., Class A	48,063	1,538,016
Cohen & Steers, Inc.	27,737	1,509,170
Diamond Hill Investment Group, Inc.	6,381	1,013,111
Evercore, Inc., Class A	24,922	2,690,330
GCM Grosvenor, Inc.	224,000	1,545,600
Hamilton Lane, Inc., Class A	17,969	1,220,275
Houlihan Lokey, Inc.	59,846	5,225,154
Invesco, Ltd.	54,072	777,555
Lazard, Ltd., Class A	77,826	2,232,828
Moelis & Co., Class A	74,812	2,833,130
Morningstar, Inc.	4,761	974,577
SEI Investments Co.	83,303	4,713,284
Total Capital Markets		26,273,030

Commercial Services & Supplies (1.09%)
Ennis, Inc.	53,924	1,044,508
Tetra Tech, Inc.	10,995	1,511,483
Total Commercial Services & Supplies		2,555,991

Communications Equipment (2.11%)
Juniper Networks, Inc.	162,645	4,939,529

Consumer Finance (0.61%)
FirstCash Holdings, Inc.	14,369	1,415,921

Consumer Staples Distribution & Retail (0.40%)
Casey's General Stores, Inc.	3,066	691,843
Weis Markets, Inc.	4,074	242,566
Total Consumer Staples Distribution & Retail		934,409

Security Description	Shares	Value
Diversified Consumer Services (2.09%)
H&R Block, Inc.	41,499	$1,238,745
Service Corp. International	57,257	3,642,118
Total Diversified Consumer Services		4,880,863

Diversified Telecommunication Services (0.48%)
Cogent Communications Holdings, Inc.	18,242	1,122,248

Electric Utilities (1.90%)
ALLETE, Inc.	5,115	304,701
IDACORP, Inc.	4,663	485,278
MGE Energy, Inc.	3,566	255,896
NRG Energy, Inc.	28,614	966,868
OGE Energy Corp.	29,923	1,055,684
Otter Tail Corp.	6,371	472,792
Pinnacle West Capital Corp.	7,490	578,827
Portland General Electric Co.	6,239	304,026
Total Electric Utilities		4,424,072

Electronic Equipment, Instruments & Components (6.08%)
Avnet, Inc.	100,561	4,408,594
Littelfuse, Inc.	8,644	2,213,210
National Instruments Corp.	98,160	5,673,648
Vishay Intertechnology, Inc.	74,176	1,912,257
Total Electronic Equipment, Instruments & Components		14,207,709

Financial Services (4.02%)
Essent Group, Ltd.	19,465	859,769
Jack Henry & Associates, Inc.	23,639	3,614,167
Radian Group, Inc.	51,990	1,327,825
Western Union Co.	316,788	3,608,215
Total Financial Services		9,409,976

Food Products (4.29%)
Cal-Maine Foods, Inc.	19,804	941,680
Flowers Foods, Inc.	103,348	2,581,633
Ingredion, Inc.	30,800	3,221,680
J & J Snack Foods Corp.	3,534	544,059
Lamb Weston Holdings, Inc.	5,961	662,863
Lancaster Colony Corp.	8,620	1,694,520
Tootsie Roll Industries, Inc.	9,988	390,231
Total Food Products		10,036,666

Gas Utilities (1.21%)
Chesapeake Utilities Corp.	1,048	133,830
National Fuel Gas Co.	17,040	867,506
New Jersey Resources Corp.	5,715	276,892
Spire, Inc.	3,522	227,416
UGI Corp.	47,260	1,321,861
Total Gas Utilities		2,827,505

Ground Transportation (2.24%)
Landstar System, Inc.	15,567	2,730,141

16 | May 31, 2023

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Ground Transportation (continued)
Schneider National, Inc., Class B	96,311	$2,496,381
Total Ground Transportation		5,226,522

Health Care Equipment & Supplies (1.63%)
DENTSPLY SIRONA, Inc.	105,462	3,809,287

Health Care Providers & Services (4.83%)
Encompass Health Corp.	91,013	5,644,626
National HealthCare Corp.	38,574	2,341,442
Premier, Inc., Class A	132,347	3,308,675
Total Health Care Providers & Services		11,294,743

Hotels, Restaurants & Leisure (3.62%)
Choice Hotels International, Inc.	9,378	1,064,309
Cracker Barrel Old Country Store, Inc.	6,296	617,134
Texas Roadhouse, Inc.	20,285	2,188,752
Vail Resorts, Inc.	16,223	3,945,433
Wyndham Hotels & Resorts, Inc.	9,761	666,188
Total Hotels, Restaurants & Leisure		8,481,816

Household Durables (1.16%)
Leggett & Platt, Inc.	46,803	1,426,555
Whirlpool Corp.	9,888	1,278,420
Total Household Durables		2,704,975

Household Products (0.57%)
Reynolds Consumer Products, Inc.	27,525	755,286
WD-40 Co.(a)	3,006	570,088
Total Household Products		1,325,374

Independent Power and Renewable Electricity Producers (0.13%)
Clearway Energy, Inc.	10,333	296,867

Insurance (7.38%)
Erie Indemnity Co., Class A	20,759	4,444,502
First American Financial Corp.	87,147	4,786,985
Old Republic International Corp.	210,196	5,147,700
RLI Corp.	12,980	1,607,573
Stewart Information Services Corp.	28,357	1,271,528
Total Insurance		17,258,288

IT Services (2.25%)
Amdocs, Ltd.	55,754	5,250,354

Leisure Products (0.79%)
Brunswick Corp.	9,201	694,676
Security Description	Shares	Value
Leisure Products (continued)
Sturm Ruger & Co., Inc.	22,252	$1,147,313
Total Leisure Products		1,841,989

Machinery (12.09%)
Crane NXT Co.	20,141	1,060,021
Donaldson Co., Inc.	86,718	5,075,605
Franklin Electric Co., Inc.	15,875	1,443,990
Graco, Inc.	71,201	5,446,164
ITT, Inc.	21,626	1,647,036
Lincoln Electric Holdings, Inc.	33,691	5,716,014
Mueller Industries, Inc.	14,230	1,056,720
Snap-on, Inc.	20,970	5,218,594
Watts Water Technologies, Inc., Class A	10,343	1,638,848
Total Machinery		28,302,992

Media (3.98%)
Cable One, Inc.	589	360,368
Interpublic Group of Cos., Inc.	154,745	5,754,966
John Wiley & Sons, Inc., Class A	20,280	730,080
New York Times Co., Class A	22,349	791,602
News Corp., Class A	66,309	1,214,118
TEGNA, Inc.	30,015	464,932
Total Media		9,316,066

Multi-Utilities (0.58%)
Avista Corp.	4,060	167,881
Black Hills Corp.	3,233	197,051
NiSource, Inc.	28,684	771,314
NorthWestern Corp.	4,060	229,755
Total Multi-Utilities		1,366,001

Pharmaceuticals (1.32%)
Organon & Co.	158,935	3,081,750

Professional Services (6.42%)
CSG Systems International, Inc.	25,906	1,242,970
Exponent, Inc.	21,789	1,989,771
Genpact, Ltd.	83,198	3,060,022
Maximus, Inc.	59,698	4,833,151
Robert Half International, Inc.	59,783	3,887,091
Total Professional Services		15,013,005

Semiconductors & Semiconductor Equipment (0.83%)
Power Integrations, Inc.	22,489	1,943,050

Software (3.12%)
Dolby Laboratories, Inc., Class A	63,128	5,209,954
InterDigital, Inc.	25,206	2,093,106
Total Software		7,303,060

Textiles, Apparel & Luxury Goods (1.99%)
Carter's, Inc.	21,674	1,347,473
Columbia Sportswear Co.	17,881	1,320,154

17 | May 31, 2023

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	10,990	$1,168,347
Steven Madden, Ltd.	26,457	825,723
Total Textiles, Apparel & Luxury Goods		4,661,697

Trading Companies & Distributors (2.27%)
Watsco, Inc.	16,330	5,296,962

Water Utilities (0.28%)
American States Water Co.	2,932	260,420
Essential Utilities, Inc.	9,930	404,548
Total Water Utilities		664,968

TOTAL COMMON STOCKS
(Cost $224,779,172)		233,374,687

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.10%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $116,537)	5.02%	116,537	116,537

Investments Purchased with Collateral from Securities Loaned (0.05%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $118,278)		118,278	118,278
TOTAL SHORT TERM INVESTMENTS
(Cost $234,815)			234,815

TOTAL INVESTMENTS (99.91%)
(Cost $225,013,987)			$233,609,502
OTHER ASSETS IN EXCESS OF LIABILITIES (0.09%)			210,960
NET ASSETS - 100.00%			$233,820,462

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $114,738.

See Notes to Financial Statements.

18 | May 31, 2023

ALPS | O’Shares Global Internet Giants ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.97%)
Broadline Retail (11.42%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	15,400	$1,225,070
Allegro.eu SA(a)(b)(c)	248,152	2,081,214
Amazon.com, Inc.(a)	60,004	7,235,283
Etsy, Inc.(a)	4,980	403,629
JD.com, Inc., ADR	25,614	835,016
MercadoLibre, Inc.(a)	1,815	2,248,785
PDD Holdings, Inc., ADR(a)	36,926	2,412,006
Total Broadline Retail		16,441,003

Entertainment (8.40%)
Activision Blizzard, Inc.	12,925	1,036,585
Bilibili, Inc., ADR(a)(d)	58,870	921,904
Electronic Arts, Inc.	2,303	294,784
Kingsoft Corp., Ltd.	310,400	1,127,762
Live Nation Entertainment, Inc.(a)	5,947	475,403
NetEase, Inc., ADR	6,286	534,813
Netflix, Inc.(a)	4,098	1,619,653
Nexon Co., Ltd.	29,000	592,385
ROBLOX Corp., Class A(a)	45,499	1,904,587
Roku, Inc.(a)	9,877	574,841
Spotify Technology SA(a)	7,765	1,156,209
Take-Two Interactive Software, Inc.(a)	13,360	1,840,073
Total Entertainment		12,078,999

Hotels, Restaurants & Leisure (3.85%)
Delivery Hero SE(a)(b)(c)	39,557	1,479,889
DoorDash, Inc., Class A(a)	22,309	1,456,555
Meituan, Class B(a)(b)(c)	184,917	2,602,385
Total Hotels, Restaurants & Leisure		5,538,829

Interactive Media & Services (11.85%)
Alphabet, Inc., Class A(a)	58,080	7,136,289
Baidu, Inc., Sponsored ADR(a)	3,994	490,663
Kuaishou Technology(a)(b)(c)	154,800	1,047,756
Match Group, Inc.(a)	13,635	470,408
Meta Platforms, Inc., Class A(a)	11,959	3,165,787
Pinterest, Inc., Class A(a)	29,528	706,900
Snap, Inc., Class A(a)	47,100	480,420
Tencent Holdings, Ltd.	53,117	2,106,921
Z Holdings Corp.	145,400	362,235
ZoomInfo Technologies, Inc.(a)	43,758	1,082,135
Total Interactive Media & Services		17,049,514

IT Services (8.43%)
Cloudflare, Inc., Class A(a)	33,362	2,307,316
MongoDB, Inc.(a)	8,219	2,414,660
Okta, Inc.(a)	10,365	942,179
Shopify, Inc., Class A(a)	39,247	2,244,536
Snowflake, Inc., Class A(a)	17,909	2,961,432
Twilio, Inc., Class A(a)	11,820	822,908
Security Description	Shares	Value
IT Services (continued)
VeriSign, Inc.(a)	1,956	$436,814
Total IT Services		12,129,845

Professional Services (3.27%)
Ceridian HCM Holding, Inc.(a)	14,801	915,442
Paycom Software, Inc.	5,058	1,416,897
Paycor HCM, Inc.(a)	45,605	1,002,854
Paylocity Holding Corp.(a)	7,946	1,372,672
Total Professional Services		4,707,865

Software (52.39%)
Adobe, Inc.(a)	3,981	1,663,222
Atlassian Corp., Class A(a)	10,797	1,951,990
BILL Holdings, Inc.(a)	20,108	2,082,787
Confluent, Inc., Class A(a)	69,183	2,195,868
Crowdstrike Holdings, Inc., Class A(a)	16,979	2,718,847
CyberArk Software, Ltd.(a)	9,380	1,451,367
Datadog, Inc., Class A(a)	26,342	2,500,119
DocuSign, Inc.(a)	7,248	408,787
DoubleVerify Holdings, Inc.(a)	55,052	1,919,663
Dynatrace, Inc.(a)	29,377	1,497,933
Elastic NV(a)	24,278	1,767,924
Fortinet, Inc.(a)	28,997	1,981,365
Gen Digital, Inc.	41,241	723,367
Gitlab, Inc., Class A(a)	35,633	1,316,996
HashiCorp, Inc., Class A(a)	54,145	1,859,339
HubSpot, Inc.(a)	3,438	1,780,850
Intuit, Inc.	2,763	1,158,029
Kingdee International Software Group Co., Ltd.(a)	841,215	1,117,258
Microsoft Corp.	29,798	9,785,366
Monday.com, Ltd.(a)	11,590	2,088,518
Nice, Ltd., ADR	2,513	517,527
Nutanix, Inc.(a)	34,387	1,018,543
Open Text Corp.	45,260	1,881,749
Oracle Corp.	18,973	2,010,000
Palantir Technologies, Inc., Class A(a)	144,563	2,126,522
Palo Alto Networks, Inc.(a)	9,795	2,090,155
Qualtrics International, Inc., Class A(a)	47,401	857,010
Salesforce, Inc.(a)	6,569	1,467,383
Samsara, Inc., Class A(a)	83,182	1,601,254
SAP SE	7,491	978,312
SentinelOne, Inc., Class A(a)	112,906	2,413,930
ServiceNow, Inc.(a)	5,542	3,019,171
Smartsheet, Inc., Class A(a)	36,659	1,817,553
Splunk, Inc.(a)	4,969	493,372
Tenable Holdings, Inc.(a)	23,455	961,420
UiPath, Inc., Class A(a)	67,786	1,212,692
Unity Software, Inc.(a)	63,373	1,883,446
VMware, Inc., Class A(a)	2,612	355,989
Workday, Inc., Class A(a)	6,869	1,456,159
Workiva, Inc.(a)	11,173	1,082,217
Xero, Ltd.(a)	25,781	1,843,776

19 | May 31, 2023

ALPS | O’Shares Global Internet Giants ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Software (continued)
Zscaler, Inc.(a)	17,068	$2,312,373
Total Software		75,370,148

Specialty Retail (0.36%)
Chewy, Inc., Class A(a)	17,422	513,775

TOTAL COMMON STOCKS
(Cost $170,300,721)		143,829,978

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.64%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $39,532)	5.02%	39,532	39,532

Investments Purchased with Collateral from Securities Loaned (0.61%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $884,544)		884,544	884,544
TOTAL SHORT TERM INVESTMENTS
(Cost $924,076)			924,076

TOTAL INVESTMENTS (100.62%)
(Cost $171,224,797)			$144,754,054
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.62%)			(884,901)
NET ASSETS - 100.00%			$143,869,153

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,211,244, representing 5.01% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2023, the market value of those securities was $7,211,244 representing 5.01% of net assets.

(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $814,821.

See Notes to Financial Statements.

20 | May 31, 2023

ALPS | O’Shares Europe Quality Dividend ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.00%)
Air Freight & Logistics (2.20%)
Deutsche Post AG	19,581	$880,113

Automobile Components (1.07%)
Cie Generale des Etablissements Michelin SCA	15,083	428,207

Automobiles (3.97%)
Bayerische Motoren Werke AG	10,750	1,171,131
Stellantis NV(a)	27,355	414,679
Total Automobiles		1,585,810

Beverages (2.78%)
Carlsberg AS	1,873	282,161
Diageo PLC	12,593	524,310
Heineken NV	1,536	155,120
Pernod Ricard SA	689	148,841
Total Beverages		1,110,432

Building Products (2.13%)
Assa Abloy AB, Class B	26,009	577,136
Geberit AG	515	272,782
Total Building Products		849,918

Capital Markets (5.65%)
3i Group PLC	59,842	1,455,684
Partners Group Holding AG	881	793,988
Total Capital Markets		2,249,672

Communications Equipment (1.63%)
Telefonaktiebolaget LM Ericsson	126,015	651,686

Consumer Staples Distribution & Retail (0.93%)
Koninklijke Ahold Delhaize NV	11,701	370,964

Diversified Telecommunication Services (1.48%)
Elisa Oyj	10,519	589,174

Electric Utilities (4.69%)
Iberdrola SA	78,774	959,899
SSE PLC	39,059	914,174
Total Electric Utilities		1,874,073

Electrical Equipment (6.81%)
ABB, Ltd.	23,123	844,437
Legrand SA	4,503	425,781
Schneider Electric SE	8,419	1,451,912
Total Electrical Equipment		2,722,130
Security Description	Shares	Value
Electronic Equipment, Instruments & Components (2.11%)
Hexagon AB, Class B	72,847	$844,482

Food Products (4.41%)
Chocoladefabriken Lindt & Spruengli AG	6	71,743
Nestle SA	14,259	1,689,318
Total Food Products		1,761,061

Health Care Equipment & Supplies (0.28%)
Coloplast A/S, Class B	894	112,542

Household Products (1.46%)
Reckitt Benckiser Group PLC	7,500	582,729

Insurance (0.61%)
Zurich Insurance Group AG	524	245,099

Machinery (4.18%)
Atlas Copco AB	55,643	810,407
Kone Oyj, Class B	13,853	702,911
Schindler Holding AG(a)	743	153,862
Total Machinery		1,667,180

Marine (0.81%)
A P Moller-Maersk A/S(a)	193	324,546

Marine Transportation (1.64%)
Kuehne + Nagel International AG	2,300	654,329

Multi-Utilities (2.11%)
E.ON SE	69,630	841,776

Personal Care Products (4.33%)
L'Oreal SA	1,860	793,274
Unilever PLC	18,660	935,217
Total Personal Care Products		1,728,491

Pharmaceuticals (15.34%)
GSK PLC	8,671	145,227
Merck KGaA	1,297	225,631
Novartis AG	19,939	1,908,188
Novo Nordisk A/S, Class B	13,314	2,133,174
Roche Holding AG	4,327	1,369,247
Sanofi	3,372	341,979
Total Pharmaceuticals		6,123,446

Professional Services (6.37%)
Experian PLC	13,968	492,074
RELX PLC	30,313	946,468
SGS SA	1,375	122,048
Wolters Kluwer NV	8,608	982,678
Total Professional Services		2,543,268

21 | May 31, 2023

ALPS | O’Shares Europe Quality Dividend ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (6.05%)
ASML Holding NV	3,366	$2,416,005

Software (6.11%)
SAP SE	18,668	2,438,011

Textiles, Apparel & Luxury Goods (9.64%)
Hermes International	371	754,182
Kering SA	1,706	908,764
LVMH Moet Hennessy Louis Vuitton SE	2,512	2,185,388
Total Textiles, Apparel & Luxury Goods		3,848,334

Tobacco (0.21%)
British American Tobacco PLC	2,666	84,717

TOTAL COMMON STOCKS
(Cost $38,836,529)		39,528,195

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.09%)
Money Market Fund (0.09%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.02%	36,704	36,704

TOTAL SHORT TERM INVESTMENTS
(Cost $36,704)			36,704

TOTAL INVESTMENTS (99.09%)
(Cost $38,873,233)			$39,564,899
OTHER ASSETS IN EXCESS OF LIABILITIES (0.91%)			361,590
NET ASSETS - 100.00%			$39,926,489

(a)	Non-income producing security.

See Notes to Financial Statements.

22 | May 31, 2023

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2023 (Unaudited)

	ALPS | O'Shares U.S. Quality Dividend ETF	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	ALPS | O'Shares Global Internet Giants ETF	ALPS | O'Shares Europe Quality Dividend ETF
ASSETS:
Investments, at value(a)	$647,478,811	$233,609,502	$144,754,054	$39,564,899
Foreign Currency, at value (Cost $–, $–, $– and $50,036)	–	–	–	49,842
Dividends and foreign tax reclaims receivable	1,431,058	417,366	54,912	328,442
Receivable for investments sold	4,182,952	–	–	–
Receivable for shares sold	–	3,399,047	–	–
Total Assets	653,092,821	237,425,915	144,808,966	39,943,183

LIABILITIES:
Payable to custodian for overdraft	171,568	–	–	–
Payable to adviser	270,428	92,185	55,269	16,694
Payable for investments purchased	–	3,394,990	–	–
Payable for capital shares redeemed	4,182,015	–	–	–
Payable for collateral upon return of securities loaned	–	118,278	884,544	–
Total Liabilities	4,624,011	3,605,453	939,813	16,694
NET ASSETS	$648,468,810	$233,820,462	$143,869,153	$39,926,489

NET ASSETS CONSIST OF:
Paid-in capital	$638,600,449	$236,877,260	$352,841,956	$47,964,776
Total distributable earnings/(accumulated losses)	9,868,361	(3,056,798)	(208,972,803)	(8,038,287)
NET ASSETS	$648,468,810	$233,820,462	$143,869,153	$39,926,489

INVESTMENTS, AT COST	$598,033,726	$225,013,987	$171,224,797	$38,873,233

PRICING OF SHARES
Net Assets	$648,468,810	$233,820,462	$143,869,153	$39,926,489
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	15,550,000	6,879,000	4,700,000	1,475,000
Net Asset Value, offering and redemption price per share	$41.70	$33.99	$30.61	$27.07

(a)	Includes $-, $114,738, $814,821 and $- of securities on loan.

See Notes to Financial Statements.

23 | May 31, 2023

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2023 (Unaudited)

	ALPS | O'Shares U.S. Quality Dividend ETF	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
INVESTMENT INCOME:
Dividends	$8,171,030	$2,677,465
Securities Lending Income	–	217
Total Investment Income	8,171,030	2,677,682

EXPENSES:
Investment adviser fees	1,642,322	485,142
Total Expenses	1,642,322	485,142
NET INVESTMENT INCOME	6,528,708	2,192,540

REALIZED AND UNREALIZED GAIN/LOSS
Net realized gain on investments(a)	16,348,256	1,493,512
Net change in unrealized depreciation on investments	(42,754,831)	(10,399,388)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(26,406,575)	(8,905,876)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,877,867)	$(6,713,336)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements.

24 | May 31, 2023

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2023 (Unaudited)

	ALPS | O'Shares Global Internet Giants ETF	ALPS | O'Shares Europe Quality Dividend ETF
INVESTMENT INCOME:
Dividends*	$130,071	$892,236
Securities Lending Income	2,406	17
Total Investment Income	132,477	892,253

EXPENSES:
Investment adviser fees	333,563	91,854
Total Expenses	333,563	91,854
NET INVESTMENT INCOME/(LOSS)	(201,086)	800,399

REALIZED AND UNREALIZED GAIN/LOSS
Net realized gain/(loss) on investments(a)	(38,078,443)	379,169
Net realized gain/(loss) on foreign currency transactions	(10,103)	2,810
Total net realized gain/(loss)	(38,088,546)	381,979
Net change in unrealized appreciation on investments	65,327,694	3,191,888
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(269)	5,377
Total net change in unrealized appreciation	65,327,425	3,197,265
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	27,238,879	3,579,244
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,037,793	$4,379,643
*Net of foreign tax withholding.	$3,271	$147,132

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements.

25 | May 31, 2023

ALPS | O’Shares U.S. Quality Dividend ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Period July 1, 2022 to November 30, 2022(a)	For the Year Ended June 30, 2022
OPERATIONS:
Net investment income	$6,528,708	$6,363,668	$13,561,060
Net realized gain	16,348,256	3,499,404	43,405,783
Net change in unrealized appreciation/depreciation	(42,754,831)	47,553,595	(83,029,339)
Net increase/(decrease) in net assets resulting from operations	(19,877,867)	57,416,667	(26,062,496)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(6,725,287)	(6,308,456)	(13,415,408)
Total distributions	(6,725,287)	(6,308,456)	(13,415,408)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	6,268,102	230,032,035
Cost of shares redeemed	(73,049,538)	(46,483,693)	(142,045,551)
Net increase/(decrease) from capital share transactions	(73,049,538)	(40,215,590)	87,986,484
Net increase/(decrease) in net assets	(99,652,692)	10,892,620	48,508,580

NET ASSETS:
Beginning of period	748,121,502	737,228,882	688,720,302
End of period	$648,468,810	$748,121,502	$737,228,882

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	17,300,000	18,300,000	16,400,000
Shares sold	–	150,000	5,200,000
Shares redeemed	(1,750,000)	(1,150,000)	(3,300,000)
Shares outstanding, end of period	15,550,000	17,300,000	18,300,000

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.

See Notes to Financial Statements.

26 | May 31, 2023

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Period July 1, 2022 to November 30, 2022(a)	For the Year Ended June 30, 2022
OPERATIONS:
Net investment income	$2,192,540	$1,534,368	$2,637,053
Net realized gain	1,493,512	669,930	14,022,562
Net change in unrealized appreciation/depreciation	(10,399,388)	17,488,042	(29,865,443)
Net increase/(decrease) in net assets resulting from operations	(6,713,336)	19,692,340	(13,205,828)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,132,576)	(1,333,102)	(2,765,428)
Total distributions	(2,132,576)	(1,333,102)	(2,765,428)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	67,468,587	13,889,462	78,553,967
Cost of shares redeemed	(6,746,128)	(5,623,137)	(56,478,862)
Net increase from capital share transactions	60,722,459	8,266,325	22,075,105
Net increase in net assets	51,876,547	26,625,563	6,103,849

NET ASSETS:
Beginning of period	181,943,914	155,318,351	149,214,502
End of period	$233,820,461	$181,943,914	$155,318,351

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	5,154,000	4,904,000	4,254,000
Shares sold	1,925,000	425,000	2,250,000
Shares redeemed	(200,000)	(175,000)	(1,600,000)
Shares outstanding, end of period	6,879,000	5,154,000	4,904,000

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.

See Notes to Financial Statements.

27 | May 31, 2023

ALPS | O’Shares Global Internet Giants ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Period July 1, 2022 to November 30, 2022(a)	For the Year Ended June 30, 2022
OPERATIONS:
Net investment loss	$(201,086)	$(306,436)	$(1,474,256)
Net realized loss	(38,088,546)	(48,551,905)	(38,677,188)
Net change in unrealized appreciation/depreciation	65,327,425	34,370,555	(244,942,887)
Net increase/(decrease) in net assets resulting from operations	27,037,793	(14,487,786)	(285,094,331)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	–	5,994,386
Cost of shares redeemed	(35,681,748)	(42,866,222)	(229,798,933)
Net decrease from capital share transactions	(35,681,748)	(42,866,222)	(223,804,547)
Net decrease in net assets	(8,643,955)	(57,354,008)	(508,898,878)

NET ASSETS:
Beginning of period	152,513,107	209,867,115	718,765,993
End of period	$143,869,152	$152,513,107	$209,867,115

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	6,075,000	7,750,000	12,600,000
Shares sold	–	–	150,000
Shares redeemed	(1,375,000)	(1,675,000)	(5,000,000)
Shares outstanding, end of period	4,700,000	6,075,000	7,750,000

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.

See Notes to Financial Statements.

28 | May 31, 2023

ALPS | O’Shares Europe Quality Dividend ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Period July 1, 2022 to November 30, 2022(a)	For the Year Ended June 30, 2022
OPERATIONS:
Net investment income	$800,399	$43,643	$970,521
Net realized gain/(loss)	381,979	(4,897,849)	3,196,544
Net change in unrealized appreciation/depreciation	3,197,265	6,975,792	(14,660,540)
Net increase/(decrease) in net assets resulting from operations	4,379,643	2,121,586	(10,493,475)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(274,189)	(284,255)	(1,031,977)
Total distributions	(274,189)	(284,255)	(1,031,977)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,889,047	–	43,521,283
Cost of shares redeemed	(3,732,101)	(6,889,121)	(17,876,858)
Net increase/(decrease) from capital share transactions	156,946	(6,889,121)	25,644,425
Net increase/(decrease) in net assets	4,262,400	(5,051,790)	14,118,973

NET ASSETS:
Beginning of period	35,664,088	40,715,878	26,596,905
End of period	$39,926,488	$35,664,088	$40,715,878

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,475,000	1,800,000	950,000
Shares sold	150,000	–	1,550,000
Shares redeemed	(150,000)	(325,000)	(700,000)
Shares outstanding, end of period	1,475,000	1,475,000	1,800,000

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.

See Notes to Financial Statements.

29 | May 31, 2023

ALPS | O’Shares U.S. Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Period July 1, 2022 to November 30, 2022 (a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021		For the Year Ended June 30, 2020		For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$43.24		$40.29		$42.00	$33.16		$34.13		$30.69		$29.25

INCOME FROM OPERATIONS:
Net investment income(b)	0.40		0.36		0.77	0.69	(c)	0.93		0.89	(c)	0.78
Net realized and unrealized gain/(loss)	(1.53)		2.95		(1.72)	8.81		(0.96)		3.44		1.46
Total from investment operations	(1.13)		3.31		(0.95)	9.50		(0.03)		4.33		2.24

DISTRIBUTIONS:
From net investment income	(0.41)		(0.36)		(0.76)	(0.66)		(0.94)		(0.89)		(0.80)
Total distributions	(0.41)		(0.36)		(0.76)	(0.66)		(0.94)		(0.89)		(0.80)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.54)		2.95		(1.71)	8.84		(0.97)		3.44		1.44
NET ASSET VALUE, END OF PERIOD	$41.70		$43.24		$40.29	$42.00		$33.16		$34.13		$30.69
TOTAL RETURN(d)	(2.60)%		8.27%		(2.38)%	28.84%		(0.12)%		14.31%		7.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$648,469		$748,122		$737,229	$688,720		$479,121		$496,574		$411,269

Ratio of expenses to average net assets	0.48	%(e)	0.48	%(e)	0.48%	0.48%		0.48%		0.48%		0.48	%(f)
Ratio of expenses including waiver/reimbursement to average net assets	0.48	%(e)	0.48	%(e)	0.48%	0.48%		0.48%		0.48%		0.48	%(f)
Ratio of net investment income excluding waiver/reimbursement to average net assets	1.91	%(e)	2.11	%(e)	1.78%	1.81%		2.71%		2.76%		2.53%
Ratio of net investment income including waiver/reimbursement to average net assets	1.91	%(e)	2.11	%(e)	1.78%	1.81	%(g)	2.71%		2.76	%(g)	2.54%
Portfolio turnover rate(h)	0%		25%		15%	26%		64	%(i)	15%		18%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.67 during the year ended June 30, 2021 and $0.88 during the year ended June 30, 2019.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Prior to June 28, 2018, the unitary management fee was 0.48% and the former investment advisor to the Fund agreed to contractually waive its fees and reimburse expenses so that the total annual fund operating expenses were limited to 0.48%.

See Notes to Financial Statements.

30 | May 31, 2023

ALPS | O’Shares U.S. Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

(g)	The ratio of net investment income, including waiver/reimbursement and excluding the impact of large, non-recurring dividends (special dividends) was 1.77% during the year ended June 30, 2021 and 2.71% during the year ended June 30, 2019.
(h)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(i)	Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

See Notes to Financial Statements.

31 | May 31, 2023

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Period July 1, 2022 to November 30, 2022 (a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021		For the Year Ended June 30, 2020		For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$35.30		$31.67		$35.08	$24.99		$27.45		$27.07		$25.41

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.38		0.31		0.59	0.64	(c)	0.64	(c)	0.58	(c)	0.66
Net realized and unrealized gain/(loss)	(1.32)		3.59		(3.38)	9.98		(2.48)		0.38	(d)	1.70
Total from investment operations	(0.94)		3.90		(2.79)	10.62		(1.84)		0.96		2.36

DISTRIBUTIONS:
From net investment income	(0.37)		(0.27)		(0.62)	(0.53)		(0.57)		(0.58)		(0.66)
From net realized gain/loss	–		–		–	–		–		–		– (e)
From tax return of capital	–		–		–	–		(0.05)		–		(0.04)
Total distributions	(0.37)		(0.27)		(0.62)	(0.53)		(0.62)		(0.58)		(0.70)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.31)		3.63		(3.41)	10.09		(2.46)		0.38		1.66
NET ASSET VALUE, END OF PERIOD	$33.99		$35.30		$31.67	$35.08		$24.99		$27.45		$27.07
TOTAL RETURN(f)	(2.67)%		12.39%		(8.12)%	42.79%		(6.82)%		3.65%		9.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$233,820		$181,944		$155,318	$149,215		$93,812		$97,570		$136,802

Ratio of expenses to average net assets	0.48	%(g)	0.48	%(g)	0.48%	0.48%		0.48%		0.48%		0.48%
Ratio of net investment income to average net assets	2.17	%(g)	2.28	%(g)	1.69%	2.08	%(h)	2.38	%(h)	2.16	%(h)	2.51%
Portfolio turnover rate(i)	1%		34%		34%	60%		101	%(j)	52%		64%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.57 during the year ended June 30, 2021, $0.62 during the year ended June 30, 2020 and $0.54 during the year ended June 30, 2019.
(d)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(e)	Per share amount is less than $0.01.
(f)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(g)	Annualized.
(h)	The ratio of net investment income, including waiver/reimbursement and excluding the impact of large, non-recurring dividends (special dividends) was 1.84% during the year ended June 30, 2021, 2.30% during the year ended June 30, 2020 and 2.03% during the year ended June 30, 2019.
(i)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(j)	Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

See Notes to Financial Statements.

32 | May 31, 2023

ALPS | O’Shares Global Internet Giants ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Period July 1, 2022 to November 30, 2022 (a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019		For the Period June 5, 2018 (Commencement of operations) to June 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$25.11		$27.08		$57.04	$37.85	$25.04	$24.06		$25.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.04)		(0.04)		(0.15)	(0.21)	(0.10)	(0.06	)(c)	(0.01)
Net realized and unrealized gain/(loss)	5.54		(1.93)		(29.81)	19.40	12.91	1.04		(0.93)
Total from investment operations	5.50		(1.97)		(29.96)	19.19	12.81	0.98		(0.94)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	5.50		(1.97)		(29.96)	19.19	12.81	0.98		(0.94)
NET ASSET VALUE, END OF PERIOD	$30.61		$25.11		$27.08	$57.04	$37.85	$25.04		$24.06
TOTAL RETURN(d)	21.90%		(7.27)%		(52.52)%	50.70%	51.16%	4.07%		(3.76)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$143,869		$152,513		$209,867	$718,766	$272,512	$48,834		$51,735

Ratio of expenses to average net assets	0.48	%(e)	0.48	%(e)	0.48%	0.48%	0.48%	0.48%		0.48	%(e)
Ratio of net investment loss to average net assets	(0.30	)%(e)	(0.37	)%(e)	(0.32)%	(0.40)%	(0.34)%	(0.28	)%(f)	(0.48	)%(e)
Portfolio turnover rate(g)	24%		22%		51%	48%	38%	55%		8%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	The net investment loss per share excluding the impact of large, non-recurring dividends (special dividends) was $(0.07) during the year ended June 30, 2019.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	The ratio of net investment loss, including waiver/reimbursement and excluding the impact of large, non-recurring dividends (special dividends) was (0.31)% during the year ended June 30, 2019.
(g)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

33 | May 31, 2023

ALPS | O’Shares Europe Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Period July 1, 2022 to November 30, 2022 (a)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021		For the Year Ended June 30, 2020		For the Year Ended June 30, 2019		For the Year Ended June 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$24.18		$22.62		$28.00	$22.28		$24.28		$23.94		$24.69

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.54		0.03		0.58	0.55	(c)	0.64	(c)	0.76	(c)	0.69
Net realized and unrealized gain/(loss)	2.54		1.71		(5.33)	5.97		(1.95)		0.44		(0.55)
Total from investment operations	3.08		1.74		(4.75)	6.52		(1.31)		1.20		0.14

DISTRIBUTIONS:
From net investment income	(0.19)		(0.18)		(0.63)	(0.80)		(0.69)		(0.86)		(0.89)
Total distributions	(0.19)		(0.18)		(0.63)	(0.80)		(0.69)		(0.86)		(0.89)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.89		1.56		(5.38)	5.72		(2.00)		0.34		(0.75)
NET ASSET VALUE, END OF PERIOD	$27.07		$24.18		$22.62	$28.00		$22.28		$24.28		$23.94
TOTAL RETURN(d)	12.77%		7.78%		(17.29)%	29.72%		(5.44)%		5.16%		0.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$39,926		$35,664		$40,716	$26,597		$17,821		$25,498		$40,698

Ratio of expenses to average net assets	0.48	%(e)	0.48	%(e)	0.48%	0.48%		0.48%		0.48%		0.60	%(f)
Ratio of expenses including waiver/reimbursement to average net assets	0.48	%(e)	0.48	%(e)	0.48%	0.48%		0.48%		0.48%		0.58	%(f)
Ratio of net investment income to average net assets	4.20	%(e)	0.29	%(e)	2.20%	2.18%		2.72%		3.23%		2.75%
Ratio of net investment income including waiver/reimbursement to average net assets	4.20	%(e)	0.29	%(e)	2.20%	2.18	%(g)	2.72	%(g)	3.23	%(g)	2.77	%(g)
Portfolio turnover rate(h)	1%		38%		22%	42%		72	%(i)	35%		30%

(a)	Effective November 30, 2022, the Board approved changing the fiscal year-end of the Fund from June 30 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	The net investment income per share excluding the impact of large, non-recurring dividends (special dividends) was $0.54 during the year ended June 30, 2021, $0.63 during the year ended June 30, 2020 and $0.74 during the year ended June 30, 2019.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Prior to June 28, 2018, the unitary management fee was 0.58% and the former investment advisor to the Fund agreed to contractually waive its fees and reimburse expenses so that the total annual fund operating expenses were limited to 0.58%.

See Notes to Financial Statements.

34 | May 31, 2023

ALPS | O’Shares Europe Quality Dividend ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

(g)	The ratio of net investment income, including waiver/reimbursement and excluding the impact of large, non-recurring dividends (special dividends) was 2.15% during the year ended June 30, 2021, 2.70% during the year ended June 30, 2020 and 3.15% during the year ended June 30, 2019, and 2.76% during the year ended June 30, 2018.
(h)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(i)	Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

See Notes to Financial Statements.

35 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the ‘‘Trust’’), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). As of May 31, 2023, the Trust consisted of twenty-three separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS | O’Shares U.S. Quality Dividend ETF, the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF and the ALPS | O’Shares Europe Quality Dividend ETF (each a “Fund” and collectively, the “Funds”). Effective November 30, 2022, the Trust's Board of Trustees (the "Board") approved changing the fiscal year-end of the Funds from June 30 to November 30.

The investment objective of the ALPS | O’Shares U.S. Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index. The investment objective of the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index. The investment objective of the ALPS | O’Shares Global Internet Giants ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index. The investment objective of the ALPS | O’Shares Europe Quality Dividend ETF is to seek investment results that track the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index.

ALPS | O’Shares Global Internet Giants ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF and ALPS | O’Shares Europe Quality Dividend ETF have each elected to qualify as a diversified series of the Trust under the 1940 Act The Funds, previously part of another investment company, OSI ETF Trust, reorganized effective after the close of business on June 17, 2022. See Note 7 for further discussion on the reorganizations.

Each Fund’s Shares (“Shares”) are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

36 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

37 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2023:

ALPS | O'Shares U.S. Quality Dividend ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$647,478,811	$–	$–	$647,478,811
Total	$647,478,811	$–	$–	$647,478,811

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$233,374,687	$–	$–	$233,374,687
Short Term Investments	234,815	–	–	234,815
Total	$233,609,502	$–	$–	$233,609,502

ALPS | O'Shares Global Internet Giants ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$143,829,978	$–	$–	$143,829,978
Short Term Investments	924,076	–	–	924,076
Total	$144,754,054	$–	$–	$144,754,054

ALPS | O'Shares Europe Quality Dividend ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$39,528,195	$–	$–	$39,528,195
Short Term Investments	36,704	–	–	36,704
Total	$39,564,899	$–	$–	$39,564,899

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended May 31, 2023.

C. Foreign Investment Risk

The ALPS | O’Shares Global Internet Giants ETF and the ALPS | O’Shares Europe Quality Dividend ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

38 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2023.

The tax character of the distributions paid for the fiscal period ended November 30, 2022, and fiscal year ended June 30, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2022
ALPS | O'Shares U.S. Quality Dividend ETF	$6,308,456	$–	$–
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	1,333,102	–	–
ALPS | O'Shares Global Internet Giants ETF	–	–	–
ALPS | O'Shares Europe Quality Dividend ETF	284,255	–	–

	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2022
ALPS | O'Shares U.S. Quality Dividend ETF	$13,415,408	$–	$–
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	2,765,428	–	–
ALPS | O'Shares Global Internet Giants ETF	–	–	–
ALPS | O'Shares Europe Quality Dividend ETF	1,031,977	–	–

The character of distributions made during the period may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2022, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | O'Shares U.S. Quality Dividend ETF	$19,082,389	$37,084,012
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	4,402,596	8,972,191
ALPS | O'Shares Global Internet Giants ETF	91,621,464	50,288,330
ALPS | O'Shares Europe Quality Dividend ETF	2,867,763	6,723,125

39 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

As of May 31, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	ALPS | O'Shares U.S. Quality Dividend ETF	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	ALPS | O'Shares Global Internet Giants ETF	ALPS | O'Shares Europe Quality Dividend ETF
Gross appreciation (excess of value over tax cost)	$89,234,646	$23,133,769	$12,189,850	$3,924,292
Gross depreciation (excess of tax cost over value)	(40,008,000)	(14,667,618)	(40,535,526)	(3,305,760)
Net unrealized appreciation (depreciation)	$49,226,646	$8,466,151	$(28,345,676)	$618,532
Cost of investments for income tax purposes	$598,252,165	$225,143,351	$173,099,730	$38,946,367

The differences between book-basis and tax basis are primarily due to the deferral of losses from wash sales and investments in partnerships. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2023.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2023, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

I. Lending of Portfolio Securities

Effective June 20, 2022, the Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Funds' securities held at SSB as custodian shall be available to be lent except those securities the Funds or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Funds collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Funds' Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Funds' securities lending agreement and related cash and non-cash collateral received as of May 31, 2023:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$114,738	$118,278	$–	$118,278
ALPS | O'Shares Global Internet Giants ETF	$814,821	$884,544	$–	$884,544

40 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2023:

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$118,278	$–	$–	$–	$118,278
Total Borrowings					118,278
Gross amount of recognized liabilities for securities lending (collateral received)					$118,278

ALPS | O'Shares Global Internet Giants ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$884,544	$–	$–	$–	$884,544
Total Borrowings					884,544
Gross amount of recognized liabilities for securities lending (collateral received)					$884,544

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS | O’Shares U.S. Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	Average net assets up to and including $2 billion	0.48%
	Average net assets greater than $2 billion up to and including $3 billion	0.44%
	Average net assets greater than $3 billion up to and including $4 billion	0.40%
	Average net assets greater than $4 billion up to and including $5 billion	0.36%
	Average net assets greater than $5 billion	0.32%
ALPS | O’Shares Global Internet Giants ETF		0.48%
ALPS | O’Shares Europe Quality Dividend ETF		0.48%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

Prior to June 17, 2022, O’Shares Investment Advisers, LLC (“OSI”) served as each predecessor fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “O’Shares Advisory Agreement”). Under the O’Shares Advisory Agreement, the Funds paid OSI a unitary management fee for its services payable on a monthly basis at an annual rate of 0.48%, based on the average daily net assets of each Fund. Under the O’Shares Advisory Agreement, OSI was responsible for all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. See Note 7.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

41 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

Each Trustee receives (1) a quarterly retainer of $20,000, (2) a per meeting fee of $10,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS | O'Shares U.S. Quality Dividend ETF	$–	$210,193
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	2,423,668	2,578,857
ALPS | O'Shares Global Internet Giants ETF	34,160,522	34,517,839
ALPS | O'Shares Europe Quality Dividend ETF	441,061	168,339

For the six months ended May 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS | O'Shares U.S. Quality Dividend ETF	$–	$73,051,210
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	67,449,695	6,744,522
ALPS | O'Shares Global Internet Giants ETF	–	35,469,156
ALPS | O'Shares Europe Quality Dividend ETF	3,875,344	3,677,736

For the six months ended May 31, 2023, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS | O'Shares U.S. Quality Dividend ETF	$16,429,409
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	1,245,725
ALPS | O'Shares Global Internet Giants ETF	(3,286,783)
ALPS | O'Shares Europe Quality Dividend ETF	398,064

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker- dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause each Fund to lose value. Securities in each Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

42 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

7. FUND REORGANIZATIONS

On February 23, 2022, the Board of Trustees of OSI ETF Trust (the “OSI ETF Board”) approved an Agreement and Plan of Reorganization with the Trust (the “Plan”) to reorganize each Predecessor Fund listed below with and into its corresponding Acquiring Fund, each a newly created series of the Trust. Shareholders of the O’Shares U.S. Quality Dividend ETF and O’Shares U.S. Small-Cap Quality Dividend ETF approved the Plan on May 18, 2022. Shareholders of the O’Shares Global Internet Giants ETF approved the Plan on June 15, 2022 and shareholders of the O’Shares Europe Quality Dividend ETF approved the Plan on June 8, 2022. The Trust acquired all of the assets of the corresponding Predecessor Funds, each a series of OSI ETF Trust, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Predecessor Fund (the “Reorganizations”). The Reorganizations were completed after the close of business on June 17, 2022 in a tax-free exchange in which each shareholder of the Acquiring Funds received the same aggregate share and net asset value.

Acquiring Fund	Predecessor Fund
ALPS | O’Shares U.S. Quality Dividend ETF	O’Shares U.S. Quality Dividend ETF
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	O’Shares U.S. Small-Cap Quality Dividend ETF
ALPS | O’Shares Global Internet Giants ETF	O’Shares Global Internet Giants ETF
ALPS | O’Shares Europe Quality Dividend ETF	O’Shares Europe Quality Dividend ETF

At the time of the reorganizations, each Acquiring Fund had the same ticker symbol and underlying index as its respective Predecessor Fund, was managed in accordance with the same investment objective and was subject to substantially the same investment strategies, policies and risks as the Predecessor Fund. Each Acquiring Fund is the accounting successor of the corresponding Predecessor Fund and assumed the performance and accounting history of the Predecessor Fund. As a result, the financial statements and financial highlights reflect the operations of the Predecessor Funds for periods prior to June 17, 2022.

Prior to the Reorganizations, the Acquiring Funds did not have any assets or liabilities. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds were carried forward to align ongoing reporting of the Acquiring Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

8. CHANGE IN AUDITOR

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal period and year ended November 30, 2022 and June 30, 2022, respectively, did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal period and year ended November 30, 2022 and June 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal period and year ended November 30, 2022 and June 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

43 | May 31, 2023

ALPS ETF Trust

Notes to Financial Statements	May 31, 2023 (Unaudited)

9. SUBSEQUENT EVENTS

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

44 | May 31, 2023

ALPS ETF Trust

Additional Information	May 31, 2023 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of each Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

	Qualified Dividend Income	Dividend Received Deduction
ALPS | O’Shares U.S. Quality Dividend ETF	100%	100%
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	100%	100%
ALPS | O’Shares Global Internet Giants ETF	0%	0%
ALPS | O’Shares Europe Quality Dividend ETF	100%	0%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2022 via Form 1099. The Funds will notify shareholders in early 2024 of amounts paid to them by the Funds, if any, during the calendar year 2023.

LICENSING AGREEMENTS

O’Shares Investment Advisers, LLC ( “O’Shares”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to each of ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and ALPS | O’Shares Europe Quality Dividend ETF (each, a “Fund”), to allow the Adviser’s use of the O'Shares U.S. Quality Dividend Index, the O'Shares U.S. Small-Cap Quality Dividend Index, the O'Shares Global Internet Giants Index, and the O'Shares Europe Quality Dividend Index (each, an “Underlying Index”). The following disclosure relates to O’Shares.

The Funds are not sponsored, endorsed, sold or promoted by O’Shares or its third party licensors. Neither O’Shares nor its third party licensors make any representation or warranty, express or implied, to shareholders of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general stock market performance. O’Shares’ and its third party licensor’s only relationship to the Adviser and each Fund is the licensing of certain trademarks, service marks and trade names of O’Shares and/or its third party licensors and for the providing the Underlying Index. Neither O’Shares nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of a Fund or the timing of the issuance or sale of a Fund or in the determination or calculation of the equation by which a Fund is to be converted into cash. O’Shares has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER O’SHARES, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. O’SHARES, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. O’SHARES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL O’SHARES, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

45 | May 31, 2023

ALPS ETF Trust

Additional Information	May 31, 2023 (Unaudited)

O’Shares Investments is a registered trademark and registered service mark of O’Shares Investment, Inc. and has been licensed for use by the Adviser and the Funds.

The Funds are not sponsored, endorsed, sold or promoted by O’Shares, its affiliates or their third party licensors and neither O’Shares, its affiliates nor its third party licensors make any representation regarding the advisability of investing in the Funds.

O’Shares has entered into an agreement with S-Network Global Indexes Inc. (“S-Network”) pursuant to which S-Network calculates each Underlying Index. The following disclosure relates to O’Shares.

The Funds are not sponsored, endorsed, sold or promoted by or its third party licensors. Neither S-Network nor its third party licensors make any representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly or the ability of the Underlying Index to track general stock market performance. S-Network's and its third party licensor’s only relationship to the Adviser is the licensing of certain trademarks, service marks and trade names of S-Network Global Indexes, Inc. and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S-Network nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of a Fund or the timing of the issuance or sale of a Fund or in the determination or calculation of the equation by which a Fund is to be converted into cash. S-Network has no obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER S-NETWORK GLOBAL INDEXES, INC. (“S-Network”), ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S-NETWORK, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE CUSTOM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S-NETWORK, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

S-Network Global Indexes, Inc.SM, and SNGISM are registered trademarks and registered service marks of S-Network Global Indexes, Inc. “Calculated by S-Network Global Indexes, Inc.” and its related stylized mark are service marks of S-Network Global Indexes, Inc.SM, and have been licensed for use by the Adviser.

The Funds are not sponsored, endorsed, sold or promoted by SNGI, its affiliates or their third party licensors and neither SNGI, its affiliates nor their its third party licensors make any representation regarding the advisability of investing in a Fund.

46 | May 31, 2023

ALPS ETF Trust

Liquidity Risk Management Program	May 31, 2023 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 7, 2023, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

47 | May 31, 2023

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

SEMI-ANNUAL REPORT

ALPS ETF TRUST | May 31, 2023

BFOR

BARRON'S 400℠ ETF

(NYSE ARCA: BFOR)

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Additional Information	19
Liquidity Risk Management Program	21

Barron’s 400SM ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The Barron’s 400SM ETF (the “Fund” or “BFOR”) seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index” or “B400T”). The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The Underlying Index generally consists of 400 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader Capital, LLC (the “Index Provider”) selects the 400 stocks from the MarketGrader U.S. Coverage Universe by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Underlying Index components for certain criteria regarding concentration, market capitalization, and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
Barron’s 400SM ETF – NAV	-8.47%	-6.24%	4.98%	8.55%
Barron’s 400SM ETF – Market Price*	-8.46%	-6.23%	4.96%	8.55%
Barron’s 400 IndexSM	-8.28%	-5.73%	5.65%	9.26%

Total Expense Ratio (per the current prospectus) is 0.65%

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on June 4, 2013.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

The Barron’s 400 IndexSM, calculated by NYSE Arca or its affiliates, measures the performance of a diversified group of U.S. companies selected in part based on fundamentals-related, rules-based criteria. The index includes companies that have scored highest according to fundamentals-related rankings calculated by MarketGrader Capital, LLC. Additional rules-based screening provides for sector and market cap diversification. The Underlying Index has been licensed by MarketGrader for use with the Barron’s 400SM ETF.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect Fund performance.

Funds that emphasize investments in small/mid cap companies will generally experience greater price volatility.

Barron’s 400SM ETF shares are not individually redeemable. Investors buy and sell shares of the Barron’s 400SM ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

The Barron’s 400SM ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

1 | May 31, 2023

Barron’s 400SM ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2023)

Super Micro Computer, Inc.	0.62%
Green Brick Partners, Inc.	0.39%
Shockwave Medical, Inc.	0.39%
elf Beauty, Inc.	0.38%
Meta Platforms, Inc.	0.38%
Bel Fuse, Inc.	0.37%
Builders FirstSource, Inc.	0.37%
New York Community Bancorp, Inc.	0.36%
Chipotle Mexican Grill, Inc.	0.35%
Alphabet, Inc.	0.35%
Total % of Top 10 Holdings	3.96%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

^	Excludes Money Market Fund

Sector Allocation* (as of May 31, 2023)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of change in value of a $10,000 investment in the Fund and the Underlying Index

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2023

Barron’s 400SM ETF

Disclosure of Fund Expenses	May 31, 2023 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the six month period and held through May 31, 2023.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expense Ratio(a)	Expenses Paid During Period 12/1/22 - 5/31/23(b)
Barron's 400SM ETF
Actual	$1,000.00	$915.30	0.65%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2023

Barron’s 400SM ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.11%)
Communication Services (1.83%)
Alphabet, Inc., Class A(a)	3,479	$427,465
Charter Communications, Inc., Class A(a)	952	310,495
Fox Corp., Class A(b)	9,510	296,712
Meta Platforms, Inc., Class A(a)	1,756	464,848
Netflix, Inc.(a)	1,072	423,686
Omnicom Group, Inc.	3,600	317,484
Total Communication Services		2,240,690

Consumer Discretionary (15.30%)
Academy Sports & Outdoors, Inc.	5,270	258,019
Airbnb, Inc., Class A(a)	2,669	292,976
Asbury Automotive Group, Inc.(a)	1,399	292,545
Best Buy Co., Inc.	4,009	291,334
Booking Holdings, Inc.(a)	127	318,614
BorgWarner, Inc.	6,580	291,691
Boyd Gaming Corp.	5,160	328,847
Brunswick Corp.	3,790	286,145
Buckle, Inc.	8,363	256,828
Build-A-Bear Workshop, Inc.	12,830	233,249
Cavco Industries, Inc.(a)	1,112	276,866
Chipotle Mexican Grill, Inc.(a)	206	427,757
Crocs, Inc.(a)	2,735	307,086
Darden Restaurants, Inc.	2,193	347,634
Deckers Outdoor Corp.(a)	760	361,000
Dick's Sporting Goods, Inc.	2,160	275,422
Dillard's, Inc., Class A(b)	938	258,241
DR Horton, Inc.	3,349	357,807
Ethan Allen Interiors, Inc.	11,041	276,356
Everi Holdings, Inc.(a)	18,400	255,760
Five Below, Inc.(a)	1,610	277,757
Fox Factory Holding Corp.(a)	2,766	245,953
General Motors Co.	8,630	279,698
Genuine Parts Co.	1,938	288,626
Green Brick Partners, Inc.(a)	10,107	483,822
Harley-Davidson, Inc.	7,930	246,702
Haverty Furniture Cos., Inc.	9,800	258,622
Hibbett Sports, Inc.	4,820	173,616
Hilton Worldwide Holdings, Inc.	2,240	304,909
Home Depot, Inc.	1,100	311,795
Installed Building Products, Inc.	2,884	301,493
KB Home	9,110	394,736
La-Z-Boy, Inc.	10,720	286,438
Lennar Corp., Class B(b)	3,857	364,679
LKQ Corp.	5,772	304,473
M/I Homes, Inc.(a)	5,430	383,738
Malibu Boats, Inc., Class A(a)	5,499	288,423
Marriott International, Inc., Class A	1,914	321,150
MasterCraft Boat Holdings, Inc.(a)	9,690	256,785
Meritage Homes Corp.	2,959	341,262
NIKE, Inc., Class B	2,687	282,834
Security Description	Shares	Value
Consumer Discretionary (continued)
NVR, Inc.(a)	60	$333,253
O'Reilly Automotive, Inc.(a)	380	343,258
Oxford Industries, Inc.	2,836	283,430
Polaris, Inc.	2,830	304,819
Pool Corp.	909	287,453
PulteGroup, Inc.	5,892	389,343
Ross Stores, Inc.	3,030	313,969
Skyline Champion Corp.(a)	4,724	274,606
Steven Madden, Ltd.	9,149	285,540
Tapestry, Inc.	7,620	304,952
Target Hospitality Corp.(a)(b)	18,920	267,340
Taylor Morrison Home Corp., Class A(a)	8,941	379,367
Tesla, Inc.(a)	1,813	369,725
TJX Cos., Inc.	4,240	325,590
Toll Brothers, Inc.	5,490	371,673
TopBuild Corp.(a)	1,637	330,118
Tractor Supply Co.	1,384	290,073
TRI Pointe Group, Inc.(a)	13,290	388,201
Ulta Beauty, Inc.(a)	601	246,308
Williams-Sonoma, Inc.	2,611	296,375
Total Consumer Discretionary		18,777,081

Consumer Staples (4.11%)
Brown-Forman Corp., Class A	5,104	320,786
Cal-Maine Foods, Inc.	5,618	267,136
Campbell Soup Co.	6,007	303,654
Clorox Co.	2,100	332,178
Coca-Cola Co.	5,329	317,928
Coca-Cola Consolidated, Inc.	600	397,044
Costco Wholesale Corp.	667	341,210
Dollar Tree, Inc.(a)	2,250	303,480
elf Beauty, Inc.(a)	4,530	471,211
General Mills, Inc.	4,010	337,482
Hershey Co.	1,321	343,064
Kraft Heinz Co.	8,310	317,608
Kroger Co.	6,690	303,258
Lamb Weston Holdings, Inc.	3,230	359,176
PepsiCo, Inc.	1,830	333,700
Total Consumer Staples		5,048,915

Energy (9.53%)
APA Corp.	8,773	278,806
Arch Resources, Inc., Class A	2,078	214,761
Ardmore Shipping Corp.	18,170	212,771
Berry Corp.	35,380	222,894
Cactus, Inc., Class A	7,400	233,692
Callon Petroleum Co.(a)(b)	8,644	264,766
Cheniere Energy, Inc.	2,050	286,528
Civitas Resources, Inc.(b)	4,621	308,683
CVR Energy, Inc.(b)	10,290	240,889
Denbury, Inc.(a)	3,878	349,679
Diamondback Energy, Inc.	2,327	295,878
Dorian LPG, Ltd.	14,840	342,507
Exxon Mobil Corp.	2,928	299,183
Halliburton Co.	9,130	261,574
Hess Corp.	2,433	308,188
HF Sinclair Corp.	6,399	265,175

4 | May 31, 2023

Barron’s 400SM ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Energy (continued)
HighPeak Energy, Inc.(b)	13,850	$170,909
International Seaways, Inc.	6,640	239,372
Kosmos Energy, Ltd.(a)	45,101	268,802
Liberty Energy, Inc., Class A	21,940	257,576
Marathon Petroleum Corp.	2,454	257,449
Matador Resources Co.	6,184	271,910
Murphy Oil Corp.	8,602	299,350
NexTier Oilfield Solutions, Inc.(a)	35,140	264,956
Northern Oil and Gas, Inc.(b)	10,347	309,479
ONEOK, Inc.	4,892	277,181
Par Pacific Holdings, Inc.(a)	11,430	243,688
PBF Energy, Inc., Class A	7,122	262,161
Peabody Energy Corp.	12,268	222,787
Permian Basin Royalty Trust(b)	13,360	329,190
Permian Resources Corp.(b)	29,353	273,863
Phillips 66	3,112	285,090
Range Resources Corp.	12,278	336,049
Ranger Oil Corp.	7,878	289,516
RPC, Inc.	37,310	248,111
Sabine Royalty Trust(b)	4,257	294,755
San Juan Basin Royalty Trust(b)	29,218	236,374
SandRidge Energy, Inc.	22,844	307,709
Schlumberger Ltd.	6,177	264,561
Targa Resources Corp.	4,284	291,526
VAALCO Energy, Inc.(b)	68,529	264,522
Valero Energy Corp.	2,390	255,826
Viper Energy Partners LP	11,040	284,611
Total Energy		11,693,297

Financials (16.38%)
American Express Co.	1,902	301,581
American International Group, Inc.	5,928	313,176
Arch Capital Group, Ltd.(a)	4,730	329,681
Axos Financial, Inc.(a)	8,370	316,553
BancFirst Corp.	3,620	306,143
Bancorp, Inc.(a)	10,340	319,092
Bank of America Corp.	10,412	289,350
Bank OZK	8,612	297,803
Banner Corp.	5,580	241,447
Byline Bancorp, Inc.	14,230	252,156
Cadence Bank	12,990	233,300
Capital One Financial Corp.	3,213	334,827
Cathay General Bancorp	8,181	239,212
Central Pacific Financial Corp.	15,620	228,208
Charles Schwab Corp.	5,374	283,156
Citizens Financial Group, Inc.	9,150	235,887
City Holding Co.(b)	3,420	294,770
Coastal Financial Corp.(a)(b)	8,120	277,785
Comerica, Inc.	5,362	193,568
ConnectOne Bancorp, Inc.	14,786	200,794
Discover Financial Services	3,090	317,467
East West Bancorp, Inc.	5,025	240,446
Enova International, Inc.(a)	6,870	319,592
Enterprise Financial Services Corp.	6,285	255,297
FactSet Research Systems, Inc.	793	305,218
Security Description	Shares	Value
Financials (continued)
Fifth Third Bancorp	10,383	$251,995
First Bancorp(b)	8,220	247,422
First BanCorp(b)	24,556	274,045
First Financial Bankshares, Inc.	9,585	248,252
First Merchants Corp.	8,430	222,974
FleetCor Technologies, Inc.(a)	1,614	365,652
Fulton Financial Corp.	20,420	227,887
Hancock Whitney Corp.	7,419	271,016
Hanmi Financial Corp.	14,701	211,694
Heritage Financial Corp.	13,240	216,474
Huntington Bancshares, Inc.	23,583	243,141
Interactive Brokers Group, Inc.	3,930	303,514
International Bancshares Corp.	7,000	299,040
Jackson Financial, Inc., Class A	7,878	218,221
JPMorgan Chase & Co.	2,354	319,461
KeyCorp	20,135	188,061
LPL Financial Holdings, Inc.	1,360	264,901
M&T Bank Corp.	2,390	284,792
MarketAxess Holdings, Inc.	910	247,893
Mastercard, Inc., Class A	908	331,438
MSCI, Inc.	600	282,318
Navient Corp.	19,020	288,153
New York Community Bancorp, Inc.(b)	42,770	439,676
OceanFirst Financial Corp.	15,050	213,710
OFG Bancorp	11,426	277,195
Old National Bancorp	19,750	245,295
Pacific Premier Bancorp, Inc.	11,376	214,210
Peapack-Gladstone Financial Corp.	9,470	249,913
Peoples Bancorp, Inc.(b)	11,200	287,504
Preferred Bank	5,062	233,459
Principal Financial Group, Inc.	4,094	267,993
Provident Financial Services, Inc.	15,230	241,852
QCR Holdings, Inc.	6,810	261,640
Regions Financial Corp.	15,548	268,514
S&T Bancorp, Inc.	9,250	248,085
South State Corp.(b)	4,164	260,333
State Street Corp.	3,950	268,679
Synchrony Financial	9,808	303,656
Synovus Financial Corp.	9,088	246,194
TriCo Bancshares	7,050	229,548
Truist Financial Corp.	8,118	247,356
TrustCo Bank Corp.	9,125	252,124
UMB Financial Corp.	4,094	231,884
United Community Banks, Inc.	10,740	242,831
Visa, Inc., Class A, Class A	1,462	323,146
Washington Federal, Inc.	9,951	258,826
Webster Financial Corp.	7,330	260,582
Wells Fargo & Co.	7,620	303,352
Western Alliance Bancorp	6,393	216,723
WR Berkley Corp.	5,029	280,015
Total Financials		20,109,148

Health Care (7.86%)
AbbVie, Inc.	2,107	290,682
Agilent Technologies, Inc.	2,334	269,974

5 | May 31, 2023

Barron’s 400SM ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Health Care (continued)
Amphastar Pharmaceuticals, Inc.(a)	8,826	$391,610
Assertio Holdings, Inc.(a)(b)	54,920	347,644
Biogen, Inc.(a)	1,230	364,584
Bristol-Myers Squibb Co.	4,802	309,441
Catalyst Pharmaceuticals, Inc.(a)	21,529	248,660
Charles River Laboratories International, Inc.(a)	1,559	301,479
Cross Country Healthcare, Inc.(a)	12,852	327,726
Dexcom, Inc.(a)	2,930	343,572
Edwards Lifesciences Corp.(a)	4,240	357,135
Gilead Sciences, Inc.	3,970	305,452
Hologic, Inc.(a)	4,060	320,293
IDEXX Laboratories, Inc.(a)	690	320,691
Laboratory Corp. of America Holdings	1,415	300,730
Maravai LifeSciences Holdings, Inc., Class A(a)	21,500	276,060
Medpace Holdings, Inc.(a)	1,801	372,753
Merck & Co., Inc.	2,924	322,839
Mettler-Toledo International, Inc.(a)	221	292,133
Regeneron Pharmaceuticals, Inc.(a)	420	308,935
ResMed, Inc.	1,532	322,930
Shockwave Medical, Inc.(a)	1,731	476,181
Thermo Fisher Scientific, Inc.	582	295,924
United Therapeutics Corp.(a)	1,380	289,441
Veeva Systems, Inc., Class A(a)	1,910	316,487
Vertex Pharmaceuticals, Inc.(a)	1,100	355,927
Waters Corp.(a)	1,033	259,510
West Pharmaceutical Services, Inc.	1,004	335,969
Zoetis, Inc.	1,955	318,685
Zynex, Inc.(a)(b)	33,080	310,290
Total Health Care		9,653,737

Industrials (19.07%)
AAON, Inc.	3,480	301,403
AGCO Corp.	2,430	267,980
Allison Transmission Holdings, Inc.	6,890	325,897
AMETEK, Inc.	2,322	336,853
Applied Industrial Technologies, Inc.	2,269	278,996
ArcBest Corp.	3,265	273,542
Atkore, Inc.(a)	2,273	265,418
Automatic Data Processing, Inc.	1,479	309,096
BlueLinx Holdings, Inc.(a)	3,890	319,836
Boise Cascade Co.	4,846	348,040
Broadridge Financial Solutions, Inc.	2,300	337,456
Builders FirstSource, Inc.(a)	3,864	448,031
Carlisle Cos., Inc.	1,292	274,473
Caterpillar, Inc.	1,384	284,758
Security Description	Shares	Value
Industrials (continued)
CH Robinson Worldwide, Inc.	3,077	$290,900
Cintas Corp.	741	349,856
Comfort Systems USA, Inc.	2,234	330,587
Copart, Inc.(a)	4,612	403,965
Core & Main, Inc.(a)(b)	14,260	381,312
CSW Industrials, Inc.	2,310	327,373
CSX Corp.	10,692	327,924
Cummins, Inc.	1,300	265,733
Deere & Co.	796	275,400
Dover Corp.	2,165	288,659
Eagle Bulk Shipping, Inc.	6,178	242,672
Encore Wire Corp.	1,706	279,221
Expeditors International of Washington, Inc.	2,940	324,311
Fastenal Co.	6,115	329,293
Fortive Corp.	4,890	318,388
Forward Air Corp.	2,994	291,226
Franklin Electric Co., Inc.	3,470	315,631
GMS, Inc.(a)	5,613	355,471
Graco, Inc.	4,655	356,061
H&E Equipment Services, Inc.	6,480	233,021
Herc Holdings, Inc.	2,492	252,739
Heritage-Crystal Clean, Inc.(a)	8,852	293,532
Hub Group, Inc., Class A(a)	3,560	261,874
Hubbell, Inc.	1,317	372,000
Hudson Technologies, Inc.(a)	37,175	324,910
IDEX Corp.	1,436	285,994
Illinois Tool Works, Inc.	1,370	299,660
Insteel Industries, Inc.	11,467	343,207
Janus International Group, Inc.(a)	31,090	274,525
JB Hunt Transport Services, Inc.	1,800	300,546
Korn Ferry	5,751	270,297
Landstar System, Inc.	1,787	313,404
LSI Industries, Inc.	23,200	269,816
Marten Transport, Ltd.	14,471	306,062
Masonite International Corp.(a)	3,620	318,813
Mueller Industries, Inc.	4,398	326,595
Norfolk Southern Corp.	1,500	312,270
Old Dominion Freight Line, Inc.	939	291,503
Owens Corning	3,377	359,076
PACCAR, Inc.	4,354	299,468
Paychex, Inc.	2,927	307,130
Quanex Building Products Corp.	15,292	321,285
RBC Bearings, Inc.(a)	2,090	271,470
Republic Services, Inc.	2,477	350,818
Rockwell Automation, Inc.	1,090	303,674
Rush Enterprises, Inc., Class A	5,780	302,121
Ryder System, Inc.	3,465	273,146
Saia, Inc.(a)	1,138	323,374
Shoals Technologies Group, Inc., Class A(a)	14,430	338,961
Simpson Manufacturing Co., Inc.	3,043	359,652
Snap-on, Inc.	1,316	327,500
Terex Corp.	5,920	274,510

6 | May 31, 2023

Barron’s 400SM ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Industrials (continued)
Titan Machinery, Inc.(a)	7,260	$183,315
Toro Co.	2,880	281,750
UFP Industries, Inc.	3,978	310,682
United Parcel Service, Inc., Class B	1,740	290,580
United Rentals, Inc.	736	245,669
Verisk Analytics, Inc.	1,752	383,881
Watsco, Inc.(b)	1,072	347,725
Watts Water Technologies,
Inc., Class A	1,892	299,787
WillScot Mobile Mini Holdings Corp.(a)	6,360	273,989
WW Grainger, Inc.	464	301,145
Total Industrials		23,407,238

Information Technology (16.05%)
Adobe, Inc.(a)	954	398,572
Advanced Energy Industries, Inc.	3,400	333,710
Aehr Test Systems(a)(b)	10,780	355,956
Allegro MicroSystems, Inc.(a)	7,150	281,209
Amdocs, Ltd.	3,470	326,770
Amphenol Corp., Class A	4,119	310,779
Analog Devices, Inc.	1,733	307,937
ANSYS, Inc.(a)	1,060	343,005
Apple, Inc.	2,124	376,479
Applied Materials, Inc.	2,751	366,708
Arista Networks, Inc.(a)	2,154	358,296
Autodesk, Inc.(a)	1,620	323,012
Axcelis Technologies, Inc.(a)	2,553	402,225
Bel Fuse, Inc., Class B	9,240	454,516
Broadcom, Inc.	514	415,291
Cadence Design Systems, Inc.(a)	1,615	372,920
CDW Corp.	1,651	283,460
Cirrus Logic, Inc.(a)	3,131	243,216
Cisco Systems, Inc.	6,490	322,358
Cognizant Technology Solutions Corp., Class A	5,220	326,198
Diodes, Inc.(a)	3,571	320,819
Enphase Energy, Inc.(a)	1,498	260,472
Fabrinet(a)	2,670	302,297
Fortinet, Inc.(a)	5,360	366,249
Gartner, Inc.(a)	1,000	342,860
Intuit, Inc.	800	335,296
Jabil, Inc.	3,850	344,652
Keysight Technologies, Inc.(a)	2,042	330,396
KLA Corp.	861	381,414
Lam Research Corp.	657	405,172
Lattice Semiconductor Corp.(a)	3,643	296,212
Littelfuse, Inc.	1,210	309,808
Manhattan Associates, Inc.(a)	2,300	417,266
MaxLinear, Inc.(a)	9,537	278,576
Microchip Technology, Inc.	3,868	291,106
Micron Technology, Inc.	5,743	391,673
Microsoft Corp.	1,268	416,398
Monolithic Power Systems, Inc.	663	324,810
Motorola Solutions, Inc.	1,210	341,123
Security Description	Shares	Value
Information Technology (continued)
Napco Security Technologies, Inc.	10,370	$385,660
NetApp, Inc.	5,070	336,394
NVE Corp.	4,210	376,248
ON Semiconductor Corp.(a)	4,018	335,905
Onto Innovation, Inc.(a)	3,908	419,524
PTC, Inc.(a)	2,666	358,310
Qorvo, Inc.(a)	3,310	321,931
QUALCOMM, Inc.	2,741	310,857
Qualys, Inc.(a)	2,680	338,377
Skyworks Solutions, Inc.	2,835	293,451
Super Micro Computer, Inc.(a)	3,400	761,430
Synopsys, Inc.(a)	884	402,185
Teradyne, Inc.	3,110	311,591
Texas Instruments, Inc.	1,834	318,896
Veeco Instruments, Inc.(a)	15,140	369,567
Vishay Intertechnology, Inc.	14,720	379,482
Zoom Video Communications, Inc., Class A(a)	4,696	315,242
Total Information Technology		19,694,266

Materials (5.90%)
Air Products and Chemicals, Inc.	1,120	301,437
Albemarle Corp.	1,400	270,942
Alpha Metallurgical Resources, Inc.	1,898	256,173
Avery Dennison Corp.	1,842	296,801
Cabot Corp.	4,240	290,355
Celanese Corp.	2,884	299,994
Commercial Metals Co.	6,575	281,081
Dow Chemical Co.	5,852	285,461
Eagle Materials, Inc.	2,322	378,323
FMC Corp.	2,610	271,649
Freeport-McMoRan, Inc.	8,323	285,812
Graphic Packaging Holding Co.	13,270	317,153
Hawkins, Inc.	8,120	381,153
International Paper Co.	8,875	261,280
Intrepid Potash, Inc.(a)(b)	10,856	190,848
Livent Corp.(a)(b)	14,790	340,909
Martin Marietta Materials, Inc.	926	368,585
Mosaic Co.	6,425	205,343
MP Materials Corp.(a)(b)	10,744	222,616
NewMarket Corp.	930	362,533
Nucor Corp.	1,987	262,403
Packaging Corp. of America	2,377	294,819
Reliance Steel & Aluminum Co.	1,265	296,870
Steel Dynamics, Inc.	2,622	240,962
Warrior Met Coal, Inc.	8,324	272,861
Total Materials		7,236,363

Utilities (1.08%)
Brookfield Renewable Corp.(b)	11,012	369,783
Clearway Energy, Inc.	10,600	304,538
NiSource, Inc.	11,800	317,302

7 | May 31, 2023

Barron’s 400SM ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Utilities (continued)
Otter Tail Corp.(b)	4,569	$339,065
Total Utilities		1,330,688

TOTAL COMMON STOCKS
(Cost $112,082,095)		119,191,423

Security Description	Shares	Value
LIMITED PARTNERSHIPS (2.31%)
Energy (1.83%)
Black Stone Minerals LP	21,866	336,518
Dorchester Minerals LP	10,960	316,415
Energy Transfer LP	25,020	310,248
Enterprise Products Partners LP	12,312	311,863
Magellan Midstream Partners LP	5,947	358,069
MPLX LP	9,108	303,661
Western Midstream Partners LP	12,089	305,126
Total Energy		2,241,900

Materials (0.22%)
CVR Partners LP	3,367	275,017

Utilities (0.26%)
Suburban Propane Partners LP	20,872	318,715

TOTAL LIMITED PARTNERSHIPS
(Cost $2,860,295)		2,835,632

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.94%)
Money Market Fund (0.44%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $535,682)	5.02%	535,682	535,682

Investments Purchased with Collateral from Securities Loaned (1.50%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $1,842,907)		1,842,907	1,842,907
TOTAL SHORT TERM INVESTMENTS
(Cost $2,378,589)			2,378,589

TOTAL INVESTMENTS (101.36%)
(Cost $117,320,979)			$124,405,644
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.36%)			(1,670,728)
NET ASSETS - 100.00%			$122,734,916

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,269,594.

See Notes to Financial Statements.

8 | May 31, 2023

Barron’s 400SM ETF

Statement of Assets and Liabilities	May 31, 2023 (Unaudited)

ASSETS:
Investments, at value*	$124,405,644
Dividends receivable	240,491
Total Assets	124,646,135

LIABILITIES:
Payable to adviser	68,312
Payable for collateral upon return of securities loaned	1,842,907
Total Liabilities	1,911,219
NET ASSETS	$122,734,916

NET ASSETS CONSIST OF:
Paid-in capital	$172,354,968
Total distributable earnings/(accumulated losses)	(49,620,052)
NET ASSETS	$122,734,916

INVESTMENTS, AT COST	$117,320,979

PRICING OF SHARES
Net Assets	$122,734,916
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,350,000
Net Asset Value, offering and redemption price per share	$52.23

*	Includes $7,269,594 of securities on loan.

See Notes to Financial Statements.

9 | May 31, 2023

Barron’s 400SM ETF

Statement of Operations	For the Six Months Ended May 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends*	$1,568,095
Securities Lending Income	18,508
Total Investment Income	1,586,603

EXPENSES:
Investment adviser fees	419,587
Net Expenses	419,587
NET INVESTMENT INCOME	1,167,016

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments(a)	(4,969,648)
Net change in unrealized appreciation/(depreciation) on investments	(7,717,216)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(12,686,864)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,519,848)

*	Net of foreign tax withholding of $2,095.
(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements.

10 | May 31, 2023

Barron’s 400SM ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$1,167,016	$1,813,824
Net realized gain/(loss)	(4,969,648)	4,441,694
Net change in unrealized appreciation/(depreciation)	(7,717,216)	(15,691,208)
Net decrease in net assets resulting from operations	(11,519,848)	(9,435,690)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,124,271)	(1,433,725)
Total distributions	(2,124,271)	(1,433,725)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	1,408,837
Cost of shares redeemed	(2,868,561)	(7,260,095)
Net decrease from capital share transactions	(2,868,561)	(5,851,258)
Net decrease in net assets	(16,512,680)	(16,720,673)

NET ASSETS:
Beginning of period	139,247,596	155,968,269
End of period	$122,734,916	$139,247,596

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,400,000	2,500,000
Shares sold	–	25,000
Shares redeemed	(50,000)	(125,000)
Shares outstanding, end of period	2,350,000	2,400,000

See Notes to Financial Statements.

11 | May 31, 2023

Barron’s 400SM ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$58.02		$62.39	$47.32	$42.04	$40.42	$41.54

INCOME FROM OPERATIONS:
Net investment income(a)	0.49		0.75	0.52	0.43	0.44	0.40
Net realized and unrealized gain/(loss)	(5.39)		(4.55)	15.05	5.14	1.51	(1.27)
Total from investment operations	(4.90)		(3.80)	15.57	5.57	1.95	(0.87)

DISTRIBUTIONS:
From net investment income	(0.89)		(0.57)	(0.50)	(0.29)	(0.33)	(0.25)
Total distributions	(0.89)		(0.57)	(0.50)	(0.29)	(0.33)	(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(5.79)		(4.37)	15.07	5.28	1.62	(1.12)
NET ASSET VALUE, END OF PERIOD	$52.23		$58.02	$62.39	$47.32	$42.04	$40.42
TOTAL RETURN(b)	(8.47)%		(6.18)%	33.18%	13.33%	5.00%	(2.12)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$122,735		$139,248	$155,968	$118,293	$147,150	$163,708

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.81	%(c)	1.32%	0.90%	1.08%	1.10%	0.93%
Portfolio turnover rate(d)	38%		94%	91%	83%	109%	88%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

12 | May 31, 2023

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2023, the Trust consisted of twenty-three separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

13 | May 31, 2023

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Barron's 400SM ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$119,191,423	$–	$–	$119,191,423
Limited Partnerships*	2,835,632	–	–	2,835,632
Short Term Investments	2,378,589	–	–	2,378,589
Total	$124,405,644	$–	$–	$124,405,644

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2023.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

14 | May 31, 2023

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2023.

The tax character of the distributions paid during the fiscal year ended November 30, 2022 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2022
Barron’s 400℠ ETF	$1,433,725	$–	$–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2022, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Barron’s 400℠ ETF	$43,473,433	$8,875,623

As of May 31, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Barron’s 400℠ ETF
Gross appreciation (excess of value over tax cost)	$16,654,348
Gross depreciation (excess of tax cost over value)	(9,307,658)
Net unrealized appreciation/(depreciation)	$7,346,690
Cost of investments for income tax purposes	$117,058,953

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2023.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

15 | May 31, 2023

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2023:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Barron's 400 SM ETF	$7,269,594	$1,842,907	$5,735,284	$7,578,191

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2023:

Barron's 400 SM ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,842,907	$–	$–	$–	$1,842,907
Total Borrowings					1,842,907
Gross amount of recognized liabilities for securities lending (collateral received)					$1,842,907

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

16 | May 31, 2023

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee receives (1) a quarterly retainer of $20,000, (2) a per meeting fee of $10,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Barron's 400SM ETF	$49,075,459	$49,891,699

For the six months ended May 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Barron's 400SM ETF	$–	$2,872,246

For the six months ended May 31, 2023, the Fund had in-kind net realized gains of $506,331.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2023 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2023, were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Barron's 400 SM ETF	$938,165	$196,305	$(15,342)

7. MARKET RISK

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

17 | May 31, 2023

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2023 (Unaudited)

8. CHANGE IN AUDITOR

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Fund's Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

9. SUBSEQUENT EVENTS

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

18 | May 31, 2023

Barron’s 400SM ETF

Additional Information	May 31, 2023 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The Barron’s 400 SM ETF designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

	Qualified Dividend Income	Dividend Received Deduction
Barron's 400 SM ETF	97.49%	96.18%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2022 via Form 1099. The Fund will notify shareholders in early 2024 of amounts paid to them by the Fund, if any, during the calendar year 2023.

LICENSING AGREEMENT

MarketGrader Capital, LLC (the “Index Provider”) has entered into a license agreement with Dow Jones & Company to use the “Barron’s” name and certain related intellectual property in connection with the Underlying Index. The Index Provider also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index. The Index Provider in turn has entered into the Sublicense Agreement with the Adviser to use the Underlying Index. The following disclosure relates to such licensing agreements:

The Barron’s 400 SM ETF (the “Fund”) is not sponsored, managed or advised by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track the performance of a market or sector. The Index Provider’s only relationship to the Adviser or the Fund is the licensing of certain service marks and trade names of the Index Provider and of the Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider has no obligation to take the needs of the Adviser or the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Barron’s 400 Index℠” is calculated and published by the Index Provider. “Barron’s,” “Barron’s 400” and “Barron’s 400 Index” are trademarks or service marks of DJC & Company, Inc. (“DJC”) or its affiliates and have been licensed to the Index Provider and sublicensed for certain purposes by Barron’s 400 Exchange Traded Fund, a sub-fund of that certain ALPS ETF Trust, a Delaware Statutory Trust (the “Sub-Licensee”). The Barron’s 400℠ ETF (the “Product”) is not sponsored or advised by DJC or its affiliates. DJC and its affiliates make no representation or warranty, express or implied, to the Licensee or to the owners of the Product(s) or any member of the public regarding the advisability of trading in the Product. DJC and its affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of DJC. The Barron's 400 Index℠ is determined, composed and calculated by the Index Provider without regard to DJC. DJC has no obligation to take the needs of the Licensee or the owners of the Product into consideration in connection with its licensing of the Barron’s 400 Index to the Index Provider or the sublicense to Licensee. DJC and its affiliates are not responsible for and have not participated in the calculation of the Barron's 400 Index℠ or in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Product are to be converted into cash. DJC and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Barron’s 400 Index or the Product.

19 | May 31, 2023

Barron’s 400SM ETF

Additional Information	May 31, 2023 (Unaudited)

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONESAND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES. AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES AND ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DJC AND THE LICENSEE, OTHER THAN THE LICENSORS OF MARKETGRADER.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

20 | May 31, 2023

Barron’s 400SM ETF

Liquidity Risk Management Program	May 31, 2023 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 7, 2023, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

21 | May 31, 2023

BARRON'S 400℠ ETF

Must be accompanied or preceded by a prospectus.
ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the Barron's 400℠ ETF.

Semi-Annual Report

May 31, 2023

RiverFront Dynamic Core Income ETF (NYSE ARCA: RFCI)

RiverFront Dynamic US Dividend Advantage ETF (NYSE ARCA: RFDA)

RiverFront Dynamic US Flex-Cap ETF (NYSE ARCA: RFFC)

RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Performance Overview
RiverFront Dynamic Core Income ETF	1
RiverFront Dynamic US Dividend Advantage ETF	3
RiverFront Dynamic US Flex-Cap ETF	5
RiverFront Strategic Income Fund	7
Disclosure of Fund Expenses	9
Financial Statements
Schedules of Investments
RiverFront Dynamic Core Income ETF	10
RiverFront Dynamic US Dividend Advantage ETF	12
RiverFront Dynamic US Flex-Cap ETF	14
RiverFront Strategic Income Fund	16
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets
RiverFront Dynamic Core Income ETF	21
RiverFront Dynamic US Dividend Advantage ETF	22
RiverFront Dynamic US Flex-Cap ETF	23
RiverFront Strategic Income Fund	24
Financial Highlights	25
Notes to Financial Statements	29
Additional Information	37
Liquidity Risk Management Program	38

alpsfunds.com

RiverFront Dynamic Core Income ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

RiverFront Dynamic Core Income ETF (the “Fund” or "RFCI") seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
RiverFront Dynamic Core Income ETF – NAV	1.55%	-0.75%	1.13%	0.81%
RiverFront Dynamic Core Income ETF – Market Price*	1.37%	-0.75%	1.13%	0.82%
Bloomberg U.S. Aggregate Bond Total Return Index	2.00%	-2.14%	0.81%	0.60%

Total Expense Ratio (per the current prospectus) is 0.53%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 14, 2016.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

Bloomberg U.S. Aggregate Bond Total Return Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic Core Income ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic Core Income ETF.

1 | May 31, 2023

RiverFront Dynamic Core Income ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2023)

U.S. Treasury Bond 02/15/2043 3.88%	12.13%
U.S. Treasury Bond 05/15/2032 2.88%	6.50%
U.S. Treasury Bond 05/15/2042 3.25%	6.20%
U.S. Treasury Bond 11/15/2052 4.00%	4.71%
Bank of America Corp. 12/31/9999 5Y US TI + 3.231%	2.49%
PNC Financial Services Group, Inc. 12/31/9999 5Y US TI + 3.238%	2.37%
Public Service Enterprise Group, Inc. 11/15/2027 5.85%	2.36%
Ford Motor Credit Co. LLC 11/04/2027 7.35%	2.31%
Goldman Sachs Group, Inc. 11/01/2024 5.70%	2.29%
Dominion Energy, Inc. 06/01/2028 4.25%	2.29%
Total % of Top 10 Holdings	43.65%

*	% of Total Investments.
^	Excludes Money Market Fund.

Asset Allocation* (as of May 31, 2023)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2023

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

RiverFront Dynamic US Dividend Advantage ETF (the “Fund” or "RFDA") seeks to provide capital appreciation and dividend income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies with the potential for dividend income. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
RiverFront Dynamic US Dividend Advantage ETF – NAV	-1.78%	-5.04%	8.57%	10.45%
RiverFront Dynamic US Dividend Advantage ETF – Market Price*	-2.01%	-5.17%	8.50%	10.42%
S&P 500® Total Return Index	3.33%	2.92%	11.01%	12.32%

Total Expense Ratio (per the current prospectus) is 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 7, 2016.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Dividend Advantage ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Dividend Advantage ETF.

3 | May 31, 2023

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings* (as of May 31, 2023)

Microsoft Corp.	9.14%
Apple, Inc.	7.87%
Merck & Co., Inc.	4.49%
Amazon.com, Inc.	3.65%
Exxon Mobil Corp.	3.39%
NVIDIA Corp.	3.03%
Cisco Systems, Inc.	2.82%
Alphabet, Inc.	2.24%
AllianceBernstein Holding LP	2.02%
AbbVie, Inc.	1.84%
Total % of Top 10 Holdings	40.49%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Asset Allocation* (as of May 31, 2023)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2023

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

RiverFront Dynamic US Flex-Cap ETF (the “Fund” or "RFFC") seeks to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
RiverFront Dynamic US Flex-Cap ETF - NAV	-0.99%	-2.29%	5.91%	8.95%
RiverFront Dynamic US Flex-Cap ETF - Market	-0.97%	-2.29%	5.87%	8.94%
S&P Composite 1500® Total Return Index	2.49%	2.35%	10.50%	11.99%

Total Expense Ratio (per the current prospectus, as supplemented June 1, 2023) is 0.48%.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 7, 2016.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

S&P Composite 1500® Total Return Index is the Standard & Poor’s broad-based unmanaged capitalization-weighted index comprising 1,500 stocks of Large-cap, Mid-cap, and Small-cap U.S. companies. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Flex-Cap ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 25,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Flex-Cap ETF.

5 | May 31, 2023

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings* (as of May 31, 2023)

Apple, Inc.	6.87%
Microsoft Corp.	5.94%
Meta Platforms, Inc.	2.21%
Tesla, Inc.	1.92%
NVIDIA Corp.	1.82%
Amazon.com, Inc.	1.73%
Cisco Systems, Inc.	1.62%
Broadcom, Inc.	1.56%
Visa, Inc.	1.47%
Merck & Co., Inc.	1.44%
Total % of Top 10 Holdings	26.58%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Asset Allocation* (as of May 31, 2023)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2023

RiverFront Strategic Income Fund

Performance Overview	May 31, 2023 (Unaudited)

Investment Objective

The RiverFront Strategic Income Fund (the “Fund” or "RIGS") seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund utilizes various investment strategies in a broad array of fixed income sectors.

Performance (as of May 31, 2023)

	6 Months	1 Year	5 Year	Since Inception^
RiverFront Strategic Income Fund – NAV	1.81%	0.26%	1.78%	2.86%
RiverFront Strategic Income Fund – Market Price*	1.54%	0.26%	1.81%	2.85%
Bloomberg U.S. Aggregate Bond Total Return Index	2.00%	-2.14%	0.81%	1.55%

Total Expense Ratio (per the current prospectus) is 0.47%. The Fund’s management fees consist of a fee of 0.11% paid to the Fund’s investment adviser and a fee of 0.35% paid to the Fund’s sub-adviser.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

Net Asset Value (NAV) is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on October 8, 2013.

*	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time as of which the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. The duration number is a calculation involving present value, yield, coupon, final maturity and call features. The bigger the duration number, the greater the interest-rate risk or reward for bond prices. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Bloomberg U.S. Aggregate Bond Total Return Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Strategic Income Fund is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund's shares are not individually redeemable. Investors buy and sell shares of the fund on a secondary market. Only market makers or "authorized participants" may trade directly with the Fund, typically in blocks of 25,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the RiverFront Strategic Income Fund.

7 | May 31, 2023

RiverFront Strategic Income Fund

Performance Overview	May 31, 2023 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2023)

U.S. Treasury Bond 11/15/2052 4.00%	8.49%
U.S. Treasury Note 05/31/2024 2.50%	7.94%
U.S. Treasury Bond 05/15/2042 3.25%	5.31%
U.S. Treasury Bond 02/15/2043 3.88%	3.66%
Wells Fargo & Co. 09/09/2024 3.30%	1.60%
T-Mobile USA, Inc. 02/01/2028 4.75%	1.39%
Vistra Operations Co. LLC 07/15/2024 3.55%	1.29%
PulteGroup, Inc. 03/01/2026 5.50%	1.27%
JPMorgan Chase & Co. 10/01/2027 4.25%	1.27%
Goldman Sachs Group, Inc. 10/21/2025 4.25%	1.26%
Total % of Top 10 Holdings	33.48%

*	% of Total Investments.
^	Excludes Money Market Fund

Asset Allocation* (as of May 31, 2023)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8 | May 31, 2023

RiverFront ETFs

Disclosure of Fund Expenses	May 31, 2023 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur certain ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the six month period and held through May 31, 2023.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage commissions and other fees to financial intermediaries. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/22	Ending Account Value 5/31/23	Expense Ratio(a)	Expenses Paid During Period 12/1/22 - 5/31/23(b)
RiverFront Dynamic Core Income ETF
Actual	$1,000.00	$1,015.50	0.51%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	0.51%	$2.57
RiverFront Dynamic US Dividend Advantage ETF
Actual	$1,000.00	$982.20	0.52%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	0.52%	$2.62
RiverFront Dynamic US Flex-Cap ETF
Actual	$1,000.00	$990.10	0.52%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	0.52%	$2.62
RiverFront Strategic Income Fund
Actual	$1,000.00	$1,018.10	0.46%	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.46%	$2.32

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

9 | May 31, 2023

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (67.69%)
Communications (4.45%)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	$320,000	$314,756
Comcast Corp.
4.15%, 10/15/2028	321,000	313,380
Discovery Communications LLC
3.95%, 03/20/2028	559,000	518,236
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	355,000	313,593
Total Communications		1,459,965

Consumer Discretionary (9.44%)
Ford Motor Co.
9.63%, 04/22/2030	447,000	509,858
Ford Motor Credit Co. LLC
7.35%, 11/04/2027	720,000	728,119
General Motors Financial Co., Inc.
3.60%, 06/21/2030	316,000	273,960
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	320,000	306,140
Marriott International, Inc.
4.00%, 04/15/2028(b)	745,000	711,787
Toyota Motor Credit Corp.
3.95%, 06/30/2025	573,000	564,078
Total Consumer Discretionary		3,093,942

Consumer Staples (2.91%)
Anheuser-Busch InBev
Worldwide, Inc.
4.00%, 04/13/2028	369,000	361,522
Dollar Tree, Inc.
4.00%, 05/15/2025	607,000	593,672
Total Consumer Staples		955,194

Energy (4.81%)
Hess Midstream Operations LP
4.25%, 02/15/2030(a)	320,000	277,646
Marathon Oil Corp.
4.40%, 07/15/2027	603,000	581,004
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	559,000	557,928
Schlumberger Investment SA
3.65%, 12/01/2023	163,000	161,604
Total Energy		1,578,182

Financials (29.35%)
Bank of America Corp.
4.25%, 10/22/2026	455,000	440,546
5Y US TI + 3.231%(c)(d)	801,000	783,841
Blackstone Private Credit Fund
3.25%, 03/15/2027	346,000	297,758
Security Description	Principal Amount	Value
Financials (continued)
Citigroup, Inc.
4.45%, 09/29/2027	$589,000	$566,598
6.63%, 06/15/2032	195,000	206,007
FNB Corp.
5.15%, 08/25/2025	662,000	622,354
FS KKR Capital Corp.
4.25%, 02/14/2025(a)	611,000	579,220
Goldman Sachs Group, Inc.
5.70%, 11/01/2024	720,000	721,945
Host Hotels & Resorts LP
4.00%, 06/15/2025	410,000	396,461
HSBC Holdings PLC
4.38%, 11/23/2026	589,000	565,514
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	619,000	579,827
JPMorgan Chase & Co.
4.25%, 10/01/2027	378,000	369,239
Mizuho Financial Group, Inc.
3M US L + 1.00%,
09/11/2024(c)	191,000	191,117
Morgan Stanley
5.00%, 11/24/2025	676,000	674,590
3.63%, 01/20/2027	145,000	139,066
NatWest Markets PLC
3.48%, 03/22/2025(a)	379,000	364,591
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	316,000	289,102
5Y US TI + 3.238%(c)(d)	801,000	746,932
Royal Bank of Canada
6.00%, 11/01/2027	676,000	701,049
Wells Fargo & Co.
3.00%, 04/22/2026	410,000	388,034
Total Financials		9,623,791

Health Care (2.23%)
AbbVie, Inc.
3.20%, 11/21/2029	320,000	290,748
CVS Health Corp.
4.30%, 03/25/2028	124,000	120,839
HCA, Inc.
5.38%, 09/01/2026	320,000	318,936
Total Health Care		730,523

Industrials (2.27%)
3M Co.
3.25%, 02/14/2024	163,000	160,816
Boeing Co.
4.88%, 05/01/2025	587,000	581,465
Total Industrials		742,281

Materials (2.81%)
Ball Corp.
4.00%, 11/15/2023	609,000	601,156

See Notes to Financial Statements.

10 | May 31, 2023

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Materials (continued)
DuPont de Nemours, Inc.
4.73%, 11/15/2028	$320,000	$318,304
Total Materials		919,460

Technology (2.98%)
Micron Technology, Inc.
5.38%, 04/15/2028	711,000	702,161
Oracle Corp.
3.25%, 11/15/2027	295,000	275,418
Total Technology		977,579

Utilities (6.44%)
Dominion Energy, Inc.
4.25%, 06/01/2028	745,000	720,885
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	720,000	743,961
Southern California Gas Co.
5.20%, 06/01/2033	650,000	647,725
Total Utilities		2,112,571

TOTAL CORPORATE BONDS
(Cost $23,639,197)		22,193,488

GOVERNMENT BONDS (28.37%)
United States Treasury Bond
2.88%, 05/15/2032	2,176,000	2,046,970
3.25%, 05/15/2042	2,176,000	1,952,790
3.88%, 02/15/2043	3,895,000	3,819,535
4.00%, 11/15/2052	1,447,000	1,483,401
TOTAL GOVERNMENT BONDS
(Cost $9,763,383)		9,302,696

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.25%)
Money Market Fund (3.25%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.02%	1,064,545	1,064,545
TOTAL SHORT TERM INVESTMENTS
(Cost $1,064,545)			1,064,545

TOTAL INVESTMENTS (99.31%)
(Cost $34,467,125)			$32,560,729
OTHER ASSETS IN EXCESS OF LIABILITIES (0.69%)			226,901
NET ASSETS - 100.00%			$32,787,630

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

TI - Treasury Index

Reference Rates:

5Y US TI - 5 Year US TI as of May 31, 2023 was 4.18%

3M US L - 3 Month LIBOR as of May 31, 2023 was 5.49%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,114,877, representing 6.45% of net assets.

(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2023, the market value of those securities was $711,787 representing 2.17% of net assets.

(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of May 31, 2023. Security description includes the reference rate and spread if published and available.

(d)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Financial Statements.

11 | May 31, 2023

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.31%)
Communication Services (4.83%)
Alphabet, Inc., Class C(a)	13,149	$1,622,192
AT&T, Inc.	45,011	708,023
John Wiley & Sons, Inc., Class A(b)	17,051	613,836
Verizon Communications, Inc.	15,724	560,246
Total Communication Services		3,504,297

Consumer Discretionary (6.39%)
ADT, Inc.	73,292	417,031
Amazon.com, Inc.(a)	21,902	2,640,943
Nordstrom, Inc.	34,097	521,684
NVR, Inc.(a)	98	544,314
PetMed Express, Inc.(b)	34,184	506,949
Total Consumer Discretionary		4,630,921

Consumer Staples (3.76%)
Altria Group, Inc.	14,303	635,339
Coca-Cola Co.	9,678	577,389
Philip Morris International, Inc.	3,361	302,524
Vector Group, Ltd.	103,404	1,210,861
Total Consumer Staples		2,726,113

Energy (11.59%)
Antero Midstream Corp.	106,729	1,089,703
Berry Corp.	92,555	583,096
Devon Energy Corp.	10,470	482,667
Equitrans Midstream Corp.	151,434	1,291,732
Exxon Mobil Corp.	24,062	2,458,655
Kinder Morgan, Inc.	53,571	863,029
ONEOK, Inc.	18,233	1,033,082
Select Water Solutions, Inc.	83,019	602,718
Total Energy		8,404,682

Financials (13.74%)
AllianceBernstein Holding LP	42,029	1,461,348
Annaly Capital Management, Inc.	25,816	487,406
Artisan Partners Asset Management, Inc., Class A	25,288	809,216
Bank of America Corp.	23,062	640,893
Dynex Capital, Inc.(b)	29,932	336,436
FNB Corp.(b)	36,454	400,629
Fulton Financial Corp.	34,568	385,779
New York Community Bancorp, Inc.(b)	44,906	461,634
Old Republic International Corp.	28,682	702,422
OneMain Holdings, Inc.	14,222	538,445
Ready Capital Corp.(b)	48,877	494,147
Rithm Capital Corp.	110,290	897,761
Starwood Property Trust, Inc.(b)	20,189	354,317
US Bancorp	32,757	979,434
Veritex Holdings, Inc.	24,974	431,301

Security Description	Shares	Value
Financials (continued)
Western Union Co.	51,173	$582,860
Total Financials		9,964,028

Health Care (10.28%)
AbbVie, Inc.	9,683	1,335,867
Bristol-Myers Squibb Co.	19,616	1,264,055
Cardinal Health, Inc.	9,698	798,145
Merck & Co., Inc.	29,469	3,253,672
Pfizer, Inc.	21,126	803,211
Total Health Care		7,454,950

Industrials (4.62%)
Fastenal Co.	19,145	1,030,958
Global Industrial Co.	27,583	686,265
Quanex Building Products Corp.	34,601	726,967
United Parcel Service, Inc., Class B	5,443	908,981
Total Industrials		3,353,171

Information Technology (28.60%)
Apple, Inc.	32,139	5,696,638
Broadcom, Inc.	1,455	1,175,582
Cisco Systems, Inc.	41,096	2,041,238
Hewlett Packard Enterprise Co.	81,086	1,169,260
Microsoft Corp.	20,167	6,622,641
NetApp, Inc.	8,188	543,274
NVIDIA Corp.	5,799	2,193,994
Texas Instruments, Inc.	7,482	1,300,970
Total Information Technology		20,743,597

Materials (0.87%)
Newmont Mining Corp.	15,607	632,864

Real Estate (8.44%)
Camden Property Trust	5,142	537,185
Invitation Homes, Inc.	17,405	589,681
Iron Mountain, Inc.	19,552	1,044,468
Medical Properties Trust, Inc.(b)	131,337	1,083,530
Piedmont Office Realty Trust, Inc., Class A	41,811	260,483
SITE Centers Corp.	54,782	653,002
Tanger Factory Outlet Centers, Inc.	36,855	750,736
Universal Health Realty Income Trust	27,530	1,202,510
Total Real Estate		6,121,595

Utilities (6.19%)
Clearway Energy, Inc., Class C	35,323	1,014,830
Duke Energy Corp.	14,160	1,264,346
Entergy Corp.	8,851	869,168
Evergy, Inc.	8,749	506,130

See Notes to Financial Statements.

12 | May 31, 2023

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Utilities (continued)
OGE Energy Corp.	23,723	$836,948
Total Utilities		4,491,422

TOTAL COMMON STOCKS
(Cost $71,498,434)		72,027,640

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.64%)
Money Market Fund (0.55%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $396,733)	5.02%	396,733	396,733

Investments Purchased with Collateral from Securities Loaned (1.09%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $789,913)		789,913	789,913
TOTAL SHORT TERM INVESTMENTS
(Cost $1,186,646)			1,186,646

TOTAL INVESTMENTS (100.94%)
(Cost $72,685,080)			$73,214,286
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.94%)			(684,681)
NET ASSETS - 100.00%			$72,529,605

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,487,958.

See Notes to Financial Statements.

13 | May 31, 2023

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.63%)
Communication Services (6.65%)
Alphabet, Inc., Class A(a)	1,731	$212,688
Alphabet, Inc., Class C(a)	1,322	163,095
Cargurus, Inc.(a)	5,210	97,896
Liberty Broadband Corp., Class C(a)	1,730	128,193
Magnite, Inc.(a)	10,106	120,059
Meta Platforms, Inc., Class A(a)	1,832	484,967
New York Times Co., Class A	2,043	72,363
Sinclair, Inc., Class A(b)	3,450	53,061
Sirius XM Holdings, Inc.(b)	36,411	129,623
Total Communication Services		1,461,945

Consumer Discretionary (11.57%)
ADT, Inc.	13,359	76,013
Amazon.com, Inc.(a)	3,156	380,550
BorgWarner, Inc.	3,050	135,206
Capri Holdings, Ltd.(a)	2,355	82,661
Chegg, Inc.(a)	6,000	53,880
Choice Hotels International, Inc.(b)	496	56,291
Ethan Allen Interiors, Inc.	3,500	87,605
H&R Block, Inc.	2,952	88,117
Home Depot, Inc.	1,000	283,450
Lennar Corp., Class A	1,465	156,931
Nordstrom, Inc.	5,985	91,571
NVR, Inc.(a)	27	149,964
Patrick Industries, Inc.(b)	1,415	92,725
Stride, Inc.(a)	2,520	101,833
Tesla, Inc.(a)	2,069	421,931
TJX Cos., Inc.	2,405	184,680
Vista Outdoor, Inc.(a)	3,705	98,664
Total Consumer Discretionary		2,542,072

Consumer Staples (4.77%)
Albertsons Cos., Inc.	7,155	145,676
Altria Group, Inc.	1,693	75,203
Coca-Cola Co.	4,280	255,345
Herbalife, Ltd.(a)(b)	840	9,945
Philip Morris International, Inc.	2,270	204,323
Procter & Gamble Co.	250	35,625
Sprouts Farmers Market, Inc.(a)	3,747	129,496
USANA Health Sciences, Inc.(a)	1,585	96,162
Vector Group, Ltd.	8,180	95,788
Total Consumer Staples		1,047,563

Energy (4.84%)
Berry Corp.	12,655	79,726
Callon Petroleum Co.(a)(b)	3,125	95,719
Chevron Corp.	205	30,877
Exxon Mobil Corp.	811	82,868
Kinder Morgan, Inc.	9,237	148,808
ONEOK, Inc.	2,156	122,159
PBF Energy, Inc., Class A	2,405	88,528
Peabody Energy Corp.	4,060	73,730
SandRidge Energy, Inc.	6,600	88,902
Security Description	Shares	Value
Energy (continued)
Transocean, Ltd.(a)(b)	15,650	$89,518
Williams Cos., Inc.	5,660	162,216
Total Energy		1,063,051

Financials (12.97%)
Arbor Realty Trust, Inc.(b)	5,033	63,466
Berkshire Hathaway, Inc., Class B(a)	465	149,302
Credit Acceptance Corp.(a)	230	102,506
First Commonwealth Financial Corp.	5,494	69,499
Genworth Financial, Inc., Class A(a)	19,505	104,352
Hope Bancorp, Inc.	6,071	48,689
Huntington Bancshares, Inc.	13,045	134,494
JPMorgan Chase & Co.	437	59,305
KeyCorp	11,319	105,720
Marsh & McLennan Cos., Inc.	1,115	193,096
Mastercard, Inc., Class A	822	300,046
MGIC Investment Corp.	7,895	119,372
Nelnet, Inc.	930	86,025
New York Community Bancorp, Inc.(b)	11,405	117,243
Old Republic International Corp.	4,330	106,042
PROG Holdings, Inc.(a)	4,155	135,578
Radian Group, Inc.	4,512	115,237
Regions Financial Corp.	6,146	106,141
Truist Financial Corp.	4,785	145,799
US Bancorp	2,912	87,069
Valley National Bancorp	10,215	75,387
Visa, Inc., Class A	1,458	322,262
Western Union Co.	9,195	104,731
Total Financials		2,851,361

Health Care (15.79%)
Abbott Laboratories	2,297	234,294
AbbVie, Inc.	2,101	289,854
Bristol-Myers Squibb Co.	3,135	202,019
Catalyst Pharmaceuticals, Inc.(a)	5,940	68,607
Cigna Group	654	161,806
CVS Health Corp.	2,501	170,143
Danaher Corp.	890	204,362
Edwards Lifesciences Corp.(a)	2,010	169,302
Gilead Sciences, Inc.	2,390	183,887
Hologic, Inc.(a)	1,480	116,757
Johnson & Johnson	438	67,916
Laboratory Corp. of America Holdings	410	87,137
Merck & Co., Inc.	2,870	316,877
Pfizer, Inc.	6,724	255,646
Progyny, Inc.(a)	2,970	110,633
Quest Diagnostics, Inc.	859	113,946
Sotera Health Co.(a)	5,475	77,143
STAAR Surgical Co.(a)(b)	1,540	89,351
UnitedHealth Group, Inc.	190	92,576

See Notes to Financial Statements.

14 | May 31, 2023

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Shares	Value
Health Care (continued)
Vericel Corp.(a)	2,975	$95,557
Vertex Pharmaceuticals, Inc.(a)	576	186,376
Zoetis, Inc.	1,085	176,866
Total Health Care		3,471,055

Industrials (8.43%)
Advanced Drainage Systems, Inc.	1,195	115,640
Allison Transmission Holdings, Inc.	910	43,043
ArcBest Corp.	1,090	91,320
BWX Technologies, Inc.	1,548	93,375
CACI International, Inc., Class A(a)	382	114,302
Casella Waste Systems, Inc., Class A(a)	1,614	145,518
CH Robinson Worldwide, Inc.	1,490	140,865
Cintas Corp.	350	165,249
CSX Corp.	5,794	177,702
Eagle Bulk Shipping, Inc.(b)	2,030	79,738
Fastenal Co.	2,895	155,896
Generac Holdings, Inc.(a)	865	94,216
Landstar System, Inc.	600	105,228
United Parcel Service, Inc., Class B	1,115	186,205
XPO, Inc.(a)	3,080	144,545
Total Industrials		1,852,842

Information Technology (28.30%)
Accenture PLC, Class A	860	263,092
Adeia, Inc.	4,742	46,519
Adobe, Inc.(a)	36	15,041
Advanced Micro Devices, Inc.(a)	2,189	258,762
Apple, Inc.	8,507	1,507,866
Broadcom, Inc.	424	342,575
Cisco Systems, Inc.	7,158	355,538
Cloudflare, Inc., Class A(a)	1,818	125,733
Crowdstrike Holdings, Inc., Class A(a)	858	137,392
Digital Turbine, Inc.(a)(b)	8,700	79,518
Fortinet, Inc.(a)	2,545	173,900
Gen Digital, Inc.	9,606	168,489
Lattice Semiconductor Corp.(a)	1,685	137,007
Manhattan Associates, Inc.(a)	565	102,502
Microsoft Corp.	3,968	1,303,052
NVIDIA Corp.	1,057	399,905
QUALCOMM, Inc.	1,281	145,278
Salesforce.com, Inc.(a)	1,159	258,897
Synaptics, Inc.(a)	930	80,017
Texas Instruments, Inc.	1,165	202,570
Vontier Corp.	3,920	116,189
Total Information Technology		6,219,842

Materials (1.26%)
LSB Industries, Inc.(a)	8,935	83,095
Ryerson Holding Corp.	2,685	91,263
Sealed Air Corp.	199	7,532

Security Description	Shares	Value
Materials (continued)
SunCoke Energy, Inc.	13,945	$94,687
Total Materials		276,577

Real Estate (4.58%)
Camden Property Trust	1,410	147,303
Equity LifeStyle Properties, Inc.	2,140	135,184
Equity Residential	370	22,496
Healthpeak Properties, Inc.	6,895	137,624
Highwoods Properties, Inc.	2,136	44,173
Invitation Homes, Inc.	4,880	165,334
Iron Mountain, Inc.	2,850	152,247
Medical Properties Trust, Inc.(b)	13,000	107,250
Terreno Realty Corp.	1,555	95,368
Total Real Estate		1,006,979

Utilities (0.47%)
OGE Energy Corp.	2,946	103,935

TOTAL COMMON STOCKS
(Cost $20,895,287)		21,897,222

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.44%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $48,459)	5.02%	48,459	48,459

Investments Purchased with Collateral from Securities Loaned (1.22%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $267,783)		267,783	267,783
TOTAL SHORT TERM INVESTMENTS
(Cost $316,242)			316,242

TOTAL INVESTMENTS (101.07%)
(Cost $21,211,529)			$22,213,464
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.07%)			(234,676)
NET ASSETS - 100.00%			$21,978,788

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $749,636.

See Notes to Financial Statements.

15 | May 31, 2023

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (71.50%)
Communications (4.94%)
AMC Networks, Inc.
5.00%, 04/01/2024	$346,000	$340,325
4.75%, 08/01/2025	426,000	377,056
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	450,000	441,187
Netflix, Inc.
4.38%, 11/15/2026	848,000	834,123
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	850,000	750,857
T-Mobile USA, Inc.
4.75%, 02/01/2028	1,500,000	1,473,026
Warnermedia Holdings, Inc.
6.41%, 03/15/2026	494,000	495,187
WMG Acquisition Corp.
3.75%, 12/01/2029(a)	848,000	730,501
Total Communications		5,442,262

Consumer Discretionary (11.79%)
Air Canada
3.88%, 08/15/2026(a)	913,000	848,558
Aramark Services, Inc.
6.38%, 05/01/2025(a)	913,000	906,974
Caesars Entertainment, Inc.
6.25%, 07/01/2025(a)	1,078,000	1,075,694
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	1,256,000	1,173,454
General Motors Financial Co., Inc.
5.40%, 04/06/2026	975,000	971,589
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	1,100,000	1,073,655
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029(a)	1,005,000	888,782
International Game Technology PLC
6.50%, 02/15/2025(a)	241,000	242,121
Las Vegas Sands Corp.
3.20%, 08/08/2024	810,000	781,725
Lennar Corp.
4.75%, 11/29/2027	1,005,000	984,839
Marriott International, Inc.
4.90%, 04/15/2029	975,000	957,335
Newell Brands, Inc.
4.70%, 04/01/2026	848,000	790,760
Nissan Motor Co., Ltd.
3.52%, 09/17/2025(a)	1,005,000	933,605
PulteGroup, Inc.
5.50%, 03/01/2026	1,337,000	1,343,341
Total Consumer Discretionary		12,972,432
Security Description	Principal Amount	Value
Consumer Staples (2.55%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	$913,000	$920,382
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.13%, 02/01/2028(a)	1,000,000	964,419
Spectrum Brands, Inc.
5.75%, 07/15/2025	30,000	29,846
US Foods, Inc.
6.25%, 04/15/2025(a)	890,000	888,895
Total Consumer Staples		2,803,542

Energy (3.08%)
DCP Midstream Operating LP
5.38%, 07/15/2025	850,000	841,501
Petroleos Mexicanos
4.88%, 01/18/2024	878,000	863,164
Reliance Industries, Ltd.
4.13%, 01/28/2025(a)	839,000	824,226
Schlumberger Holdings Corp.
3.90%, 05/17/2028(a)	913,000	866,431
Total Energy		3,395,322

Financials (23.06%)
Air Lease Corp.
4.25%, 02/01/2024	850,000	839,813
American Express Co.
5.85%, 11/05/2027	1,114,000	1,157,135
Bank of America Corp.
4.25%, 10/22/2026	1,371,000	1,327,447
Blackstone Secured Lending Fund
3.63%, 01/15/2026	997,000	919,174
Capital One Financial Corp.
4.20%, 10/29/2025	913,000	869,879
Citigroup, Inc.
4.45%, 09/29/2027	1,371,000	1,318,857
EPR Properties
4.75%, 12/15/2026	850,000	768,258
FS KKR Capital Corp.
3.40%, 01/15/2026	1,005,000	912,661
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	810,000	784,442
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,371,000	1,336,612
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026(a)	934,000	818,114
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	1,079,000	1,011,321
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	959,000	898,310
JPMorgan Chase & Co.
4.25%, 10/01/2027	1,371,000	1,339,223

See Notes to Financial Statements.

16 | May 31, 2023

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Financials (continued)
KeyBank NA/Cleveland OH
5.85%, 11/15/2027	$1,062,000	$986,873
NatWest Markets PLC
3.48%, 03/22/2025(a)	847,000	814,799
Newmark Group, Inc.
6.13%, 11/15/2023	1,051,000	1,043,632
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	283,000	281,194
5.25%, 01/15/2026	558,000	542,985
OneMain Finance Corp.
6.13%, 03/15/2024	1,078,000	1,054,316
Royal Bank of Canada
6.00%, 11/01/2027	1,114,000	1,155,279
Santander Holdings USA, Inc.
3.50%, 06/07/2024	422,000	410,200
SBA Communications Corp.
3.88%, 02/15/2027	1,279,000	1,180,033
Starwood Property Trust, Inc.
4.75%, 03/15/2025	848,000	796,585
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	1,189,000	1,115,981
Wells Fargo & Co.
3.30%, 09/09/2024	1,738,000	1,695,116
Total Financials		25,378,239

Health Care (2.10%)
DaVita, Inc.
4.63%, 06/01/2030(a)	959,000	821,309
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025(a)	1,062,000	1,065,394
HCA, Inc.
5.38%, 02/01/2025	426,000	423,306
Total Health Care		2,310,009

Industrials (5.14%)
Boeing Co.
4.88%, 05/01/2025	1,005,000	995,523
MasTec, Inc.
4.50%, 08/15/2028(a)	929,000	856,516
Sensata Technologies BV
5.00%, 10/01/2025(a)	848,000	834,298
Stericycle, Inc.
5.38%, 07/15/2024(a)	851,000	842,490
TransDigm, Inc.
6.25%, 03/15/2026(a)	890,000	884,830
WESCO Distribution, Inc.
7.13%, 06/15/2025(a)	1,231,000	1,241,085
Total Industrials		5,654,742

Materials (10.33%)
Alcoa Nederland Holding BV
4.13%, 03/31/2029(a)	1,123,000	1,014,176
Security Description	Principal Amount	Value
Materials (continued)
ArcelorMittal SA
3.60%, 07/16/2024	$936,000	$916,830
6.55%, 11/29/2027	1,062,000	1,101,669
Arconic Corp.
6.00%, 05/15/2025(a)	913,000	917,558
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	1,096,000	1,075,340
Ball Corp.
5.25%, 07/01/2025	684,000	681,266
4.88%, 03/15/2026	426,000	417,194
Berry Global, Inc.
4.88%, 07/15/2026(a)	963,000	932,926
Freeport-McMoRan, Inc.
5.00%, 09/01/2027	472,000	462,564
Methanex Corp.
5.13%, 10/15/2027	890,000	829,710
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	1,078,000	1,054,100
Novelis Corp.
3.25%, 11/15/2026(a)	850,000	767,600
Sasol Financing USA LLC
4.38%, 09/18/2026	558,000	489,106
Standard Industries, Inc.
3.38%, 01/15/2031(a)	913,000	714,086
Total Materials		11,374,125

Technology (2.93%)
CDW LLC / CDW Finance Corp.
3.57%, 12/01/2031	848,000	708,477
Gen Digital, Inc.
5.00%, 04/15/2025(a)	711,000	695,624
Microchip Technology, Inc.
4.25%, 09/01/2025	929,000	906,016
Seagate HDD Cayman
4.75%, 06/01/2023	913,000	913,000
Total Technology		3,223,117

Utilities (5.58%)
American Electric Power Co., Inc.
5.75%, 11/01/2027	1,114,000	1,148,919
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	934,000	869,518
Calpine Corp.
5.25%, 06/01/2026(a)	450,000	436,782
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,227,000	1,204,472
NRG Energy, Inc.
3.75%, 06/15/2024(a)	848,000	821,549
6.63%, 01/15/2027	300,000	299,513

See Notes to Financial Statements.

17 | May 31, 2023

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Utilities (continued)
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	$1,411,000	$1,366,142
Total Utilities		6,146,895

TOTAL CORPORATE BONDS
(Cost $83,428,158)		78,700,685

GOVERNMENT BONDS (24.56%)
U.S. Treasury Note
2.50%, 05/31/2024	8,622,000	8,396,415
2.88%, 06/15/2025	79,000	76,688
3.25%, 06/30/2029	104,000	101,148
United States Treasury Bond
3.25%, 05/15/2042	6,251,000	5,609,784
3.88%, 02/15/2043	3,950,000	3,873,469
4.00%, 11/15/2052	8,753,000	8,973,193
TOTAL GOVERNMENT BONDS
(Cost $28,092,100)		27,030,697

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.06%)
Money Market Fund (3.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.02%	3,372,324	3,372,324

TOTAL SHORT TERM INVESTMENTS
(Cost $3,372,324)			3,372,324

TOTAL INVESTMENTS (99.12%)
(Cost $114,892,582)			$109,103,706
OTHER ASSETS IN EXCESS OF LIABILITIES (0.88%)			964,091
NET ASSETS - 100.00%			$110,067,797

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $31,555,732, representing 28.67% of net assets.

See Notes to Financial Statements.

18 | May 31, 2023

RiverFront ETFs

Statements of Assets and Liabilities	May 31, 2023 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
ASSETS:
Investments, at value(a)	$32,560,729	$73,214,286	$22,213,464	$109,103,706
Dividend receivable	4,553	137,345	42,741	15,793
Interest receivable	236,602	–	–	991,854
Total Assets	32,801,884	73,351,631	22,256,205	110,111,353

LIABILITIES:
Payable to adviser	14,254	32,113	9,634	43,556
Payable for collateral upon return of securities loaned	–	789,913	267,783	–
Total Liabilities	14,254	822,026	277,417	43,556
NET ASSETS	$32,787,630	$72,529,605	$21,978,788	$110,067,797

NET ASSETS CONSIST OF:
Paid-in capital	$37,867,916	$78,998,352	$42,697,365	$128,217,694
Total distributable earnings/(accumulated losses)	(5,080,286)	(6,468,747)	(20,718,577)	(18,149,897)
NET ASSETS	$32,787,630	$72,529,605	$21,978,788	$110,067,797

INVESTMENTS, AT COST	$34,467,125	$72,685,080	$21,211,529	$114,892,582

PRICING OF SHARES
Net Assets	$32,787,630	$72,529,605	$21,978,788	$110,067,797
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,475,000	1,675,002	525,002	4,850,000
Net Asset Value, offering and redemption price per share	$22.23	$43.30	$41.86	$22.69

(a)	Includes $-, $3,487,958, $749,636, and $-, respectively, of securities on loan.

See Notes to Financial Statements.

19 | May 31, 2023

RiverFront ETFs

Statements of Operations	For the Six Months Ended May 31, 2023 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
INVESTMENT INCOME:
Interest	$606,555	$–	$–	$1,926,385
Dividends	35,083	1,630,919	278,496	93,346
Securities Lending Income	–	2,928	4,815	–
Total Investment Income	641,638	1,633,847	283,311	2,019,731

EXPENSES:
Investment adviser and sub-adviser fees (Note 3)	93,494	204,387	60,979	250,646
Total Expenses	93,494	204,387	60,979	250,646
NET INVESTMENT INCOME	548,144	1,429,460	222,332	1,769,085

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments(a)	(1,536,954)	(1,217,846)	161,965	(1,016,337)
NET REALIZED GAIN/(LOSS)	(1,536,954)	(1,217,846)	161,965	(1,016,337)
Net change in unrealized appreciation/(depreciation) on investments	1,668,761	(2,073,406)	(760,144)	1,202,706
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)	1,668,761	(2,073,406)	(760,144)	1,202,706
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	131,807	(3,291,252)	(598,179)	186,369
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$679,951	$(1,861,792)	$(375,847)	$1,955,454

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements.

20 | May 31, 2023

RiverFront Dynamic Core Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$548,144	$1,590,452
Net realized loss	(1,536,954)	(4,980,857)
Net change in unrealized appreciation/(depreciation)	1,668,761	(5,468,905)
Net increase/(decrease) in net assets resulting from operations	679,951	(8,859,310)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(556,310)	(3,382,868)
Total distributions	(556,310)	(3,382,868)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	4,002,594
Shares redeemed	(10,677,192)	(66,292,105)
Net decrease from share transactions	(10,677,192)	(62,289,511)

Net decrease in net assets	(10,553,551)	(74,531,689)

NET ASSETS:
Beginning of period	43,341,181	117,872,871
End of period	$32,787,630	$43,341,182

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,950,000	4,650,000
Shares sold	–	175,000
Shares redeemed	(475,000)	(2,875,000)
Shares outstanding, end of period	1,475,000	1,950,000

See Notes to Financial Statements.

21 | May 31, 2023

RiverFront Dynamic US Dividend Advantage ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$1,429,460	$3,463,622
Net realized gain/(loss)	(1,217,846)	35,036,588
Net change in unrealized depreciation	(2,073,406)	(36,235,123)
Net increase/(decrease) in net assets resulting from operations	(1,861,792)	2,265,087

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,176,120)	(3,342,217)
Total distributions	(1,176,120)	(3,342,217)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	54,331,616
Shares redeemed	(17,313,606)	(92,897,556)
Net decrease from share transactions	(17,313,606)	(38,565,940)

Net decrease in net assets	(20,351,518)	(39,643,070)

NET ASSETS:
Beginning of period	92,881,123	132,524,193
End of period	$72,529,605	$92,881,123

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,075,002	2,950,002
Shares sold	–	1,200,000
Shares redeemed	(400,000)	(2,075,000)
Shares outstanding, end of period	1,675,002	2,075,002

See Notes to Financial Statements.

22 | May 31, 2023

RiverFront Dynamic US Flex-Cap ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$222,332	$374,530
Net realized gain	161,965	10,867,396
Net change in unrealized depreciation	(760,144)	(13,757,793)
Net decrease in net assets resulting from operations	(375,847)	(2,515,867)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(203,867)	(438,679)
From return of capital	–	(8,648)
Total distributions	(203,867)	(447,327)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	15,524,015
Shares redeemed	(6,240,082)	(35,496,905)
Net decrease from share transactions	(6,240,082)	(19,972,890)

Net decrease in net assets	(6,819,796)	(22,936,084)

NET ASSETS:
Beginning of period	28,798,584	51,734,668
End of period	$21,978,788	$28,798,584

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	675,002	1,125,002
Shares sold	–	350,000
Shares redeemed	(150,000)	(800,000)
Shares outstanding, end of period	525,002	675,002

See Notes to Financial Statements.

23 | May 31, 2023

RiverFront Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
OPERATIONS:
Net investment income	$1,769,085	$2,966,868
Net realized loss	(1,016,337)	(3,575,790)
Net change in unrealized appreciation/(depreciation)	1,202,706	(6,970,220)
Net increase/(decrease) in net assets resulting from operations	1,955,454	(7,579,142)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,785,230)	(3,248,534)
Total distributions	(1,785,230)	(3,248,534)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	14,823,283	9,753,437
Shares redeemed	(9,685,027)	(37,059,629)
Net increase/(decrease) from share transactions	5,138,256	(27,306,192)

Net increase/(decrease) in net assets	5,308,480	(38,133,868)

NET ASSETS:
Beginning of period	104,759,317	142,893,186
End of period	$110,067,797	$104,759,318

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,625,000	5,825,000
Shares sold	650,000	425,000
Shares redeemed	(425,000)	(1,625,000)
Shares outstanding, end of period	4,850,000	4,625,000

See Notes to Financial Statements.

24 | May 31, 2023

RiverFront Dynamic Core Income ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$22.23		$25.35	$26.21	$25.22	$23.52	$24.60

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33		0.47	0.47	0.50	0.68	0.68
Net realized and unrealized gain/(loss)	0.01		(2.71)	(0.87)	0.99	1.70	(1.10)
Total from investment operations	0.34		(2.24)	(0.40)	1.49	2.38	(0.42)

DISTRIBUTIONS:
From net investment income	(0.34)		(0.50)	(0.46)	(0.50)	(0.68)	(0.66)
From net realized gains	–		(0.38)	–	–	–	–
Total distributions	(0.34)		(0.88)	(0.46)	(0.50)	(0.68)	(0.66)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	–		(3.12)	(0.86)	0.99	1.70	(1.08)
NET ASSET VALUE, END OF PERIOD	$22.23		$22.23	$25.35	$26.21	$25.22	$23.52
TOTAL RETURN(b)	1.55%		(9.02)%	(1.51)%	5.97%	10.22%	(1.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$32,788		$43,341	$117,873	$112,724	$134,951	$150,527

Ratio of expenses to average net assets	0.51	%(c)	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of net investment income to average net assets	2.99	%(c)	2.03%	1.83%	1.94%	2.74%	2.83%
Portfolio turnover rate(d)	25%		50%	45%	11%	6%	15%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

25 | May 31, 2023

RiverFront Dynamic US Dividend Advantage ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$44.76		$44.92	$37.03	$33.98	$31.19	$31.39

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.78		1.46	0.62	0.56	0.65	0.73
Net realized and unrealized gain/(loss)	(1.60)		(0.21)	7.90	3.08	2.81	(0.26)
Total from investment operations	(0.82)		1.25	8.52	3.64	3.46	0.47

DISTRIBUTIONS:
From net investment income	(0.64)		(1.41)	(0.63)	(0.59)	(0.67)	(0.67)
Total distributions	(0.64)		(1.41)	(0.63)	(0.59)	(0.67)	(0.67)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.46)		(0.16)	7.89	3.05	2.79	(0.20)
NET ASSET VALUE, END OF PERIOD	$43.30		$44.76	$44.92	$37.03	$33.98	$31.19
TOTAL RETURN(b)	(1.78)%		2.86%	23.13%	10.92%	11.29%	1.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$72,530		$92,881	$132,524	$133,294	$130,828	$151,293

Ratio of expenses to average net assets	0.52	%(c)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	3.64	%(c)	3.23%	1.47%	1.68%	2.05%	2.27%
Portfolio turnover rate(d)	14%		104%	0%	75%	64%	96%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

26 | May 31, 2023

RiverFront Dynamic US Flex-Cap ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$42.66		$45.99	$37.58	$34.70	$32.79	$32.46

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39		0.48	0.42	0.45	0.48	0.44
Net realized and unrealized gain/(loss)	(0.82)		(3.23)	8.43	2.87 (b)	1.93	0.27 (b)
Total from investment operations	(0.43)		(2.75)	8.85	3.32	2.41	0.71

DISTRIBUTIONS:
From net investment income	(0.37)		(0.57)	(0.44)	(0.44)	(0.50)	(0.38)
Tax return of capital	–		(0.01)	–	–	–	–
Total distributions	(0.37)		(0.58)	(0.44)	(0.44)	(0.50)	(0.38)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.80)		(3.33)	8.41	2.88	1.91	0.33
NET ASSET VALUE, END OF PERIOD	$41.86		$42.66	$45.99	$37.58	$34.70	$32.79
TOTAL RETURN(c)	(0.99)%		(5.98)%	23.65%	9.75%	7.49%	2.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$21,979		$28,799	$51,735	$71,400	$126,662	$152,464

Ratio of expenses to average net assets	0.52	%(d)	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	1.90	%(d)	1.10%	0.97%	1.34%	1.46%	1.30%
Portfolio turnover rate(e)	39%		113%	5%	99%	98%	152%

(a)	Based on average shares outstanding during the period.
(b)	Net realized and unrealized gain on investments per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statements of Operations for the period(s) presented, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

27 | May 31, 2023

RiverFront Strategic Income Fund

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$22.65		$24.53	$24.79	$24.69	$24.27	$25.21

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37		0.55	0.55	0.81	0.94	1.06
Net realized and unrealized gain/(loss)	0.04		(1.82)	(0.18)	0.13 (b)	0.48	(0.92)
Total from investment operations	0.41		(1.27)	0.37	0.94	1.42	0.14

DISTRIBUTIONS:
From net investment income	(0.37)		(0.61)	(0.63)	(0.84)	(1.00)	(1.08)
Total distributions	(0.37)		(0.61)	(0.63)	(0.84)	(1.00)	(1.08)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.04		(1.88)	(0.26)	0.10	0.42	(0.94)
NET ASSET VALUE, END OF PERIOD	$22.69		$22.65	$24.53	$24.79	$24.69	$24.27
TOTAL RETURN(c)	1.81%		(5.20)%	1.52%	3.95%	5.96%	0.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$110,068		$104,759	$142,893	$118,984	$167,889	$152,880

Ratio of expenses excluding waiver/reimbursement to average net assets	0.46	%(d)	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of expenses including waiver/reimbursement to average net assets	0.46	%(d)	0.46%	0.46%	0.46%	0.46%	0.17	%(e)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	3.25	%(d)	2.35%	2.23%	3.32%	3.83%	4.31%
Portfolio turnover rate(f)	26%		24%	50%	54%	44%	35%

(a)	Based on average shares outstanding during the period.
(b)	Net realized and unrealized gain on investments per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statements of Operations for the period(s) presented, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Effective November 1, 2018, the Fund’s management fee consists of a fee of 0.11% paid to the Fund’s investment adviser and a fee of 0.35% paid to the Fund’s sub-adviser. The Fund’s sub-adviser ceased its voluntary waiver effective November 1, 2018.

(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

28 | May 31, 2023

RiverFront ETFs

Notes to Financial Statements	May 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2023, the Trust consisted of twenty-three separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and collectively, the “Funds”).

The investment objective of the RiverFront Dynamic Core Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The investment objective of the RiverFront Dynamic US Dividend Advantage ETF Fund is to seek to provide capital appreciation and dividend income. The investment objective of the RiverFront Dynamic US Flex-Cap ETF Fund is to seek to provide capital appreciation. The investment objective of the RiverFront Strategic Income Fund is to seek total return, with an emphasis on income as the source of that total return. Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Corporate bonds and United States government bonds are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

29 | May 31, 2023

RiverFront ETFs

Notes to Financial Statements	May 31, 2023 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The RiverFront Dynamic Core Income ETF and the RiverFront Strategic Income Fund may invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

30 | May 31, 2023

RiverFront ETFs

Notes to Financial Statements	May 31, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2023:

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$22,193,488	$–	$22,193,488
Government Bonds*	–	9,302,696	–	9,302,696
Short Term Investments	1,064,545	–	–	1,064,545
Total	$1,064,545	$31,496,184	$–	$32,560,729

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$72,027,640	$–	$–	$72,027,640
Short Term Investments	1,186,646	–	–	1,186,646
Total	$73,214,286	$–	$–	$73,214,286

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$21,897,222	$–	$–	$21,897,222
Short Term Investments	316,242	–	–	316,242
Total	$22,213,464	$–	$–	$22,213,464

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$78,700,685	$–	$78,700,685
Government Bonds*	–	27,030,697	–	27,030,697
Short Term Investments	3,372,324	–	–	3,372,324
Total	$3,372,324	$105,731,382	$–	$109,103,706

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2023.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the specific identification in accordance with GAAP. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2023.

31 | May 31, 2023

RiverFront ETFs

Notes to Financial Statements	May 31, 2023 (Unaudited)

The tax character of the distributions paid during the fiscal year ended November 30, 2022 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2022
RiverFront Dynamic Core Income ETF	$1,672,309	$1,710,559	$–
RiverFront Dynamic US Dividend Advantage ETF	3,342,217	–	–
RiverFront Dynamic US Flex-Cap ETF	438,679	–	8,648
RiverFront Strategic Income Fund	3,248,534	–	–

The character of distributions made during the year may differ from its ultimate characterization for federal income tax purposes.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration.

As of November 30, 2022, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
RiverFront Dynamic Core Income ETF	$1,548,757	$61,907
RiverFront Dynamic US Dividend Advantage ETF	6,171,196	–
RiverFront Dynamic US Flex-Cap ETF	13,271,258	8,624,493
RiverFront Strategic Income Fund	7,632,679	3,389,052

As of May 31, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	RiverFront Dynamic Core Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex- Cap ETF	RiverFront Strategic Income Fund
Gross appreciation (excess of value over tax cost)	$75,014	$7,988,266	$2,591,653	$154,265
Gross depreciation (excess of tax cost over value)	(1,981,410)	(7,374,050)	(1,594,910)	(5,943,141)
Net unrealized appreciation/(depreciation)	(1,906,396)	614,216	996,743	(5,788,876)
Cost of investments for income tax purposes	$34,467,125	$72,600,070	$21,216,721	$114,892,582

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and adjustments from partnership basis. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2023.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2023, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

32 | May 31, 2023

RiverFront ETFs

Notes to Financial Statements	May 31, 2023 (Unaudited)

G. Lending of Portfolio Securities

The RiverFront Dynamic US Dividend Advantage ETF and the RiverFront Dynamic US Flex-Cap ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Funds' securities lending agreement and related cash and non-cash collateral received as of May 31, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
RiverFront Dynamic US Dividend Advantage ETF	$3,487,958	$789,913	$2,805,899	$3,595,812
RiverFront Dynamic US Flex-Cap ETF	749,636	267,783	514,175	781,958

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received. As of May 31, 2023, Riverfront Dynamic Core Income ETF and the Riverfront Strategic Income Fund did not have any securities on loan.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2023:

RiverFront Dynamic US Dividend Advantage ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$789,913	$–	$–	$–	$789,913
Total Borrowings					789,913
Gross amount of recognized liabilities for securities lending (collateral received)					$789,913

RiverFront Dynamic US Flex-Cap ETF		Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$267,783	$–	$–	$–	$267,783
Total Borrowings					267,783
Gross amount of recognized liabilities for securities lending (collateral received)					$267,783

33 | May 31, 2023

RiverFront ETFs

Notes to Financial Statements	May 31, 2023 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below:

Fund	Advisory Fee
RiverFront Dynamic Core Income ETF	0.51%(a)
RiverFront Dynamic US Dividend Advantage ETF	0.52%(b)
RiverFront Dynamic US Flex-Cap ETF	0.52%(b)
RiverFront Strategic Income Fund	0.11%

(a)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.51% for average net assets up to $600 million, (ii) 0.48% for average net assets equal to or greater than $600 million.

(b)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.52% for average net assets up to $600 million, (ii) 0.49% for average net assets equal to or greater than $600 million.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

RiverFront Investment Group, LLC (the “Sub-Adviser”) serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides besides RiverFront Strategic Income Fund, in which the Fund directly pays the Sub-Adviser. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Fund	Sub-Advisory Fee
RiverFront Dynamic Core Income ETF	0.35%
RiverFront Dynamic US Dividend Advantage ETF	0.35%
RiverFront Dynamic US Flex-Cap ETF	0.35%
RiverFront Strategic Income Fund	0.35%

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Each Trustee receives (1) a quarterly retainer of $20,000, (2) a per meeting fee of $10,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

34 | May 31, 2023

RiverFront ETFs

Notes to Financial Statements	May 31, 2023 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$11,101,303	$18,985,797
RiverFront Dynamic US Dividend Advantage ETF	11,187,166	28,522,960
RiverFront Dynamic US Flex-Cap ETF	9,321,746	15,558,654
RiverFront Strategic Income Fund	43,260,773	34,852,066

For the six months ended May 31, 2023, the cost of U.S. Government security purchases and proceeds from U.S. Government security sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$5,970,028	$6,355,799
RiverFront Strategic Income Fund	23,760,907	13,657,965

For the six months ended May 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$–	$10,565,922
RiverFront Dynamic US Dividend Advantage ETF	–	17,302,608
RiverFront Dynamic US Flex-Cap ETF	–	6,242,025
RiverFront Strategic Income Fund	14,667,744	8,443,903

For the six months ended May 31, 2023, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
RiverFront Dynamic Core Income ETF	$(669,241)
RiverFront Dynamic US Dividend Advantage ETF	873,734
RiverFront Dynamic US Flex-Cap ETF	788,929
RiverFront Strategic Income Fund	66,013

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

35 | May 31, 2023

RiverFront ETFs

Notes to Financial Statements	May 31, 2023 (Unaudited)

6. RELATED PARTY TRANSACTIONS

The Riverfront Dynamic US Dividend Advantage ETF engaged in cross trades between other funds in the Trust during the six months ended May 31, 2023 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a- 7 and the Trust’s procedures. Transactions related to cross trades during the six months ended May 31, 2023, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Riverfront Dynamic US Dividend Advantage ETF	$77,187	$100,527	$606

7. MARKET RISK

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause each Fund to lose value. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

8. CHANGE IN AUDITOR

On March 14, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal year or period ended November 30, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal year or period ended November 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

9. SUBSEQUENT EVENTS

Effective June 1, 2023, RiverFront Investment Group, LLC ceased to serve as the Sub-Adviser to the RiverFront Dynamic US Flex-Cap ETF and the Adviser assumed all responsibility for selecting the investments of the Fund. In addition, the Fund changed its name to ALPS Active Equity Opportunity ETF and reduced the annual management fee to 0.48% of average daily net assets.

Effective July 1, 2023, each Trustee receives (1) a quarterly retainer of $25,000, (2) a per meeting fee of $15,000, (3) $2,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board receives a quarterly retainer of $5,000, the Chairman of the Audit Committee receives a quarterly retainer of $3,000, and the Chairman of the Nominating & Governance Committee receives a quarterly retainer of $2,000, each in connection with their respective roles.

36 | May 31, 2023

RiverFront ETFs

Additional Information	May 31, 2023 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-759-5679.

PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of each Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-866-759-5679 and on the SEC’s website at https://www.sec.gov.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

	Qualified Dividend Income	Dividend Received Deduction
RiverFront Dynamic Core Income ETF	0.00%	0.00%
RiverFront Dynamic US Dividend Advantage ETF	80.67%	79.04%
RiverFront Dynamic US Flex-Cap ETF	100.00%	100.00%
RiverFront Strategic Income Fund	0.00%	0.00%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2022 via Form 1099. The Funds will notify shareholders in early 2024 of amounts paid to them by the Funds, if any, during the calendar year 2023.

37 | May 31, 2023

RiverFront ETFs

Liquidity Risk Management Program	May 31, 2023 (Unaudited)

In compliance with the Securities and Exchange Commission’s liquidity risk management rule (the “Liquidity Rule”), the ALPS ETF Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment adviser, ALPS Advisors, Inc. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and assessing and managing the risk that a Fund will be unable to meet its redemption obligations without significant dilution of remaining investors’ interests in the Fund. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and, for Funds that are not “In-Kind ETFs,” the periodic classification and re-classification of such Fund’s investments into groupings that reflect the Committee’s assessment of their liquidity under current market conditions.

At a meeting of the Board held on March 7, 2023, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Period”). The Committee determined, and reported to the Board, that the Program has been operating effectively to assess and manage each Fund’s liquidity risk and has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report also discussed notable events affecting liquidity over the Period, including extended market holidays and closures in certain countries. Among other things, the Committee’s report noted that no Fund is required to have a highly liquid investment minimum based either on its status as an In-Kind ETF or on its ability to rely on another exemption under the Liquidity Rule. The Committee’s report further noted that no material changes have been made to the Program since its implementation.

38 | May 31, 2023

Intentionally Left Blank

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

(b)       Not applicable

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)       Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)       Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Letter from BBD, LLP

(i) On March 14, 2023, BBD, LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group. The report of BBD on the financial statements of the Funds as of and for the fiscal period and year ended November 30, 2022 for all series of the trust and for the year ended June 30, 2022 for ALPS O’Shares U.S Quality Dividend ETF, ALPS O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS O’Shares Global Internet Giants ETF and ALPS O’Shares Europe Quality Dividend ETF, respectively, did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal period and year ended November 30, 2022 and June 30, 2022, and during the subsequent interim period through March 14, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit hereto.

On March 7, 2023, upon the recommendation of the Funds’ Audit Committee, the Board approved the appointment of Cohen, effective upon the resignation of BBD, as the Funds’ independent registered public accounting firm for the fiscal year ending November 30, 2023.

During the fiscal period or year ended November 30, 2022 and June 30, 2022, and during the subsequent interim period through March 14, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Laton Spahr
Laton Spahr (Principal Executive Officer)
President

Date:	August 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Laton Spahr
Laton Spahr (Principal Executive Officer)
President

Date:	August 7, 2023

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Financial Officer)
Treasurer

Date:	August 7, 2023